SEPTEMBER 30, 2002

SEMIANNUAL REPORT

INVESCO SECTOR FUNDS, INC.

ENERGY FUND

FINANCIAL SERVICES FUND

GOLD & PRECIOUS METALS FUND

HEALTH SCIENCES FUND

LEISURE FUND

REAL ESTATE OPPORTUNITY FUND

TECHNOLOGY FUND

TELECOMMUNICATIONS FUND

UTILITIES FUND

"THE UNDERLYING DYNAMICS DRIVING ENERGY PRICES AND INDUSTRY EARNINGS ARE AS FAVORABLE AS EVER..."
SEE PAGE 4

[INVESCO ICON] INVESCO(R)

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]

MAINTAINING A PRUDENT APPROACH IN A DIFFICULT MARKET

FELLOW SHAREHOLDER:

Author and productivity consultant Denis Waitley wrote that success in life comes not from holding a good hand, but in playing a poor hand well. The markets have certainly dealt us a miserable hand in the past few years. Given today's volatility, how can investors respond prudently and still enjoy long-term success?

The key, we believe, is to MAINTAIN YOUR LONG-TERM FOCUS. Bear markets come and go, but historically, markets have always eventually rebounded, moving higher than before. There's no reason to think this won't happen again. Consider the powerful influence of time when investing. Financial writer Charles D. Ellis wrote that time is Archimedes' lever in investing. History has shown that the more time you have in the markets, the greater the chances of positive returns. And with the power of compounding over time, small investments can grow to substantial sums.

Historically, markets have rewarded investors who did not panic and stayed invested. A hasty response can wreak havoc on a carefully thought out investment plan -- turning temporary paper losses into real ones, and causing you to miss the best performance days of an eventual market recovery. Time and time again, investors who are willing to wait out the downturns have been rewarded over the long term.

Moreover, the market's unpredictability underscores the importance of staying diversified by maintaining an asset mix that's suitable for your risk tolerance and time horizon. So if you're feeling extremely optimistic, or if you're feeling extremely pessimistic, we would encourage you to look beyond those emotions, stay invested, and rationally assess which asset classes may help you realize your objectives.

If you would like assistance formulating an appropriate financial strategy, I encourage you to contact your financial advisor, who can advise you and create a financial plan specifically tailored to your individual needs.

Sincerely

/s/ Mark H. Williamson
----------------------
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN...................1

FUND REPORTS...............................3

AN INTERVIEW WITH BILL KEITHLER...........24

MARKET HEADLINES..........................26

INVESTMENT HOLDINGS.......................27

FINANCIAL STATEMENTS......................48

NOTES TO FINANCIAL STATEMENTS.............72

FINANCIAL HIGHLIGHTS......................82


INVESCO SECTOR FUNDS, INC. TOTAL RETURN, PERIODS ENDED 9/30/02*

                                                                                                                         Manager's
                                                                Cumulative                           10 years+ or         Report
Fund (Inception)                                                 6 Months     1 year   5 years+    Since Inceptiono       Page #
----------------------------------------------------------------------------------------------------------------------------------
ENERGY FUND - CLASS A (4/02) WITH SALES CHARGE                    (24.09%)       N/A       N/A        (24.09%)o^             3
ENERGY FUND - CLASS B (4/02) WITH CDSC                            (25.04%)       N/A       N/A        (25.04%)o^             3
ENERGY FUND - CLASS C (2/00) WITH CDSC                            (21.07%)     (1.65%)     N/A          5.40%o+              3
ENERGY FUND - CLASS K (12/00)                                     (20.47%)     (4.92%)     N/A         (8.30%)o+             3
ENERGY FUND - INVESTOR CLASS (1/84)                               (19.78%)      0.06%     0.65%         9.30%                3
FINANCIAL SERVICES FUND - CLASS A (4/02) WITH SALES CHARGE        (26.32%)       N/A       N/A        (26.32%)o^             5
FINANCIAL SERVICES FUND - CLASS B (4/02) WITH CDSC                (26.90%)       N/A       N/A        (26.90%)o^             5
FINANCIAL SERVICES FUND - CLASS C (2/00) WITH CDSC                (23.48%)    (15.13%)     N/A          0.58%o+              5
FINANCIAL SERVICES FUND - CLASS K (12/00)                         (22.25%)    (13.65%)     N/A        (12.19%)o+             5
FINANCIAL SERVICES FUND - INVESTOR CLASS (6/86)                   (22.04%)    (13.30%)    2.43%        13.87%                5
GOLD & PRECIOUS METALS FUND - CLASS A (4/02) WITH SALES CHARGE      2.89%        N/A       N/A          2.89%o^              8
GOLD & PRECIOUS METALS FUND - CLASS B (4/02) WITH CDSC              3.30%        N/A       N/A          3.30%o^              8
GOLD & PRECIOUS METALS FUND - CLASS C (2/00) WITH CDSC              7.26%      40.62%**    N/A         17.72%o+              8
GOLD & PRECIOUS METALS FUND - INVESTOR CLASS (1/84)                 8.73%      44.77%**  (8.15%)       (1.49%)               8
HEALTH SCIENCES FUND - CLASS A (4/02) WITH SALES CHARGE           (20.56%)       N/A       N/A        (20.56%)o^            10
HEALTH SCIENCES FUND - CLASS B (4/02) WITH CDSC                   (21.17%)       N/A       N/A        (21.17%)o^            10
HEALTH SCIENCES FUND - CLASS C (2/00) WITH CDSC                   (17.62%)    (18.44%)     N/A        (11.27%)o+            10
HEALTH SCIENCES FUND - CLASS K (12/00)                            (16.20%)    (16.72%)     N/A        (17.36%)o+            10
HEALTH SCIENCES FUND - INVESTOR CLASS (1/84)                      (15.98%)    (16.36%)    4.14%        10.25%               10
LEISURE FUND - CLASS A (4/02) WITH SALES CHARGE                   (26.27%)       N/A       N/A        (26.27%)o^            13
LEISURE FUND - CLASS B (4/02) WITH CDSC                           (27.28%)       N/A       N/A        (27.28%)o^            13
LEISURE FUND - CLASS C (2/00) WITH CDSC                           (23.43%)     (2.99%)     N/A         (8.52%)o+            13
LEISURE FUND - CLASS K (12/01)                                    (22.06%)       N/A       N/A        (15.87%)o^            13
LEISURE FUND - INVESTOR CLASS (1/84)                              (22.05%)     (1.05%)   11.71%        14.92%               13
REAL ESTATE OPPORTUNITY FUND - CLASS A (4/02) WITH SALES CHARGE    (8.58%)       N/A       N/A         (8.58%)o^            15
REAL ESTATE OPPORTUNITY FUND - CLASS B (4/02) WITH CDSC            (8.43%)       N/A       N/A         (8.43%)o^            15
REAL ESTATE OPPORTUNITY FUND - CLASS C (2/00) WITH CDSC            (4.25%)     10.48%      N/A          8.45%o+             15
REAL ESTATE OPPORTUNITY FUND - INVESTOR CLASS (1/97)               (2.89%)     12.39%    (1.55%)        2.07%o+             15
TECHNOLOGY FUND - CLASS A (4/02) WITH SALES CHARGE                (53.36%)       N/A       N/A        (53.36%)o^            17
TECHNOLOGY FUND - CLASS B (4/02) WITH CDSC                        (55.84%)       N/A       N/A        (55.84%)o^            17
TECHNOLOGY FUND - CLASS C (2/00) WITH CDSC                        (52.06%)    (38.69%)     N/A        (50.33%)o+            17
TECHNOLOGY FUND - CLASS K (12/00)                                 (50.69%)    (36.73%)     N/A        (53.24%)o+            17
TECHNOLOGY FUND - INSTITITUTIONAL CLASS (12/98)                   (50.53%)    (36.41%)     N/A        (16.76%)o+            17
TECHNOLOGY FUND - INVESTOR CLASS (1/84)                           (50.74%)    (36.90%)  (11.67%)        5.96%               17
TELECOMMUNICATIONS FUND - CLASS A (4/02) WITH SALES CHARGE        (43.12%)       N/A       N/A        (43.12%)o^            19
TELECOMMUNICATIONS FUND - CLASS B (4/02) WITH CDSC                (45.13%)       N/A       N/A        (45.13%)o^            19
TELECOMMUNICATIONS FUND - CLASS C (2/00) WITH CDSC                (41.17%)    (48.31%)     N/A        (54.40%)o+            19
TELECOMMUNICATIONS FUND - CLASS K (12/00)                         (40.00%)    (46.87%)     N/A        (58.15%)o+            19
TELECOMMUNICATIONS FUND - INVESTOR CLASS (8/94)                   (39.89%)    (46.70%)   12.54%)        0.59%o+             19
UTILITIES FUND - CLASS A (4/02) WITH SALES CHARGE                 (28.09%)       N/A       N/A        (28.09%)o^            22
UTILITIES FUND - CLASS B (4/02) WITH CDSC                         (29.22%)       N/A       N/A        (29.22%)o^            22
UTILITIES FUND - CLASS C (2/00) WITH CDSC                         (25.10%)    (27.32%)     N/A        (27.26%)o+            22
UTILITIES FUND - INVESTOR CLASS (6/86)                            (23.84%)    (25.76%)   (4.08%)        4.20%               22

*PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUNDS' CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 5.50%. THE FUNDS' CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC OF CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S INVESTOR CLASS, INSTITUTIONAL CLASS, CLASS A, CLASS B, CLASS C AND CLASS K SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND EXPENSES. INVESTOR CLASS SHARES ARE CLOSED TO NEW INVESTORS AS OF APRIL 1, 2002.

**PLEASE KEEP IN MIND THAT HIGH DOUBLE-DIGIT RETURNS ARE HIGHLY UNUSUAL AND CANNOT BE SUSTAINED. INVESTORS SHOULD ALSO BE AWARE THAT RECENT RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, ESPECIALLY WITHIN THE GOLD SECTOR.

PERFORMANCE INFORMATION PROVIDED IN THIS REPORT DOES NOT REFLECT THE DEDUCTION OF TAXES SHAREHOLDERS PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

+AVERAGE ANNUALIZED

^NOT ANNUALIZED

oFOR FUNDS OR SHARE CLASSES INTRODUCED MORE RECENTLY

SECTOR FUNDS MAY EXPERIENCE GREATER SHORT-TERM PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

YOUR FUND'S REPORT

ENERGY FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The six months ended September 30, 2002, was characterized by an increasingly sluggish economy, concerns over corporate accounting practices, and eroding investor confidence -- factors which weighed on stocks from all sectors of the market, including energy. Against this backdrop, the value of Energy Fund-Investor Class shares lost 19.78%. However, this return outperformed the S&P 500 Index, which declined 28.36% during the same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

--------------------------------------------------------------------------------
                                 ENERGY FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/02
--------------------------------------------------------------------------------

Murphy Oil.......................................................7.57%
Pioneer Natural Resources........................................4.98%
Apache Corp......................................................4.29%
Kerr-McGee Corp..................................................4.24%
Baker Hughes.....................................................3.87%
Cal Dive International...........................................3.72%
Amerada Hess.....................................................3.57%
BP PLC Sponsored ADR Representing 6 Ord Shrs.....................3.07%
Occidental Petroleum.............................................3.05%
EnCana Corp......................................................2.95%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

LONG-TERM FUNDAMENTALS STILL COMPELLING

Although there were short-term factors bolstering energy stocks' relative outperformance during the period -- most notably, a rise in commodity prices, which was driven in part by worries over the geopolitical climate -- of more interest to us were the sector's improving fundamentals. Driven by steady demand, oil inventories moved lower these past six months, reaching below-normal levels as of September 30, 2002. Indeed, the U.S. economy's reliance on inexpensive and dependable energy sources for future economic expansion has shown no signs of abating over the past six months. Just 15 years ago, the world consumed 58 million barrels of crude oil per day. So far in 2002, we are using an average of nearly 77 million barrels per day -- more than ever before. Furthermore, excess capacity (100% of which is in OPEC countries) is currently at a 4% level versus 25% 15 years ago. We are now faced with the challenge of building up capacity, given the tight supply/ demand fundamentals for oil. This challenge defines a long-term trend that we expect to see for some time in the oil business.

LINE GRAPH:  INVESCO ENERGY FUND - INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/02.

      INVESCO ENERGY FUND - INVESTOR CLASS              S&P 500 INDEX(2)

9/92  $10,000                                           $10,000
9/93  $12,621                                           $11,297
9/94  $11,270                                           $11,713
9/95  $11,423                                           $15,193
9/96  $15,292                                           $18,280
9/97  $23,569                                           $25,670
9/98  $15,876                                           $28,001
9/99  $21,090                                           $35,783
9/00  $32,585                                           $40,531
9/01  $24,328                                           $29,746
9/02  $24,343                                           $23,657

Fundamentals in the natural gas industry also worked to the fund's advantage over the six-month period. Prices increased as a result of production declines that seem to be deepening. There simply has not been enough capital spending on drilling to keep up with demand, given that consumption of natural gas in the U.S. has risen more than 50% over the past 10 years. And because 95% of new electrical plants are fueled by natural gas, we believe that the demand for it will only increase as California and other regions take steps to expand electrical capacity.

STRONG STOCK SELECTION BENEFITS PERFORMANCE

A number of key holdings in the fund outperformed the broad market over the six-month period. For example, Murphy Oil fared well on a relative basis thanks to strong revenue and earnings growth and a major new oil discovery in Malaysia. The initial tests on the new well have indicated that the oil is high quality, and reserve estimates for the prospect are between 200 million and 500 million barrels. This discovery only enhanced our already high opinion of Murphy, a company that we believe can succeed even in the face of retreating commodity prices if that were to happen.

Also aiding the fund's performance was Pioneer Natural Resources, another high-quality oil exploration and production company. The company has enjoyed 13% growth in 2002, and expects to see 30% growth next year. This year's strong showing has been due in part to drilling success in West Africa.

LINE GRAPH: INVESCO ENERGY FUND - CLASS  A & B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Class A and the value of a $10,000 investment in INVESCO Energy Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Energy Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 9/30/02.

      INVESCO ENERGY FUND - CLASS A     INVESCO ENERGY FUND - CLASS B     S&P 500 INDEX(2)
4/02  $10,000                           $10,000                           $10,000
9/02  $ 7,591                           $ 7,496                           $ 7,166

LINE GRAPH:  INVESCO ENERGY FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Energy Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 9/30/02.

      INVESCO ENERGY FUND - CLASS C             S&P 500 INDEX(2)

2/00  $10,000                                   $10,000
9/00  $15,582                                   $10,583
9/01  $11,556                                   $ 7,767
9/02  $11,481                                   $ 6,177

LINE GRAPH:  INVESCO ENERGY FUND - CLASS K GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 9/30/02.

      INVESCO ENERGY FUND - CLASS K             S&P 500 INDEX(2)

12/00 $10,000                                   $10,000
9/01  $ 8,974                                   $ 8,001
9/02  $ 8,532                                   $ 6,363

A BULLISH VIEW ON ENERGY

The situation with Iraq is a wild card in gauging the energy sector's short-term prospects. Some investors believe that if Iraq's current leadership is dissolved, crude oil capacity will be flooded. While Iraq's capacity could increase in this scenario, we believe it would take at least several years for this to happen. In fact, Iraq has already been producing oil at its full capacity for much of the time over the past few years.

Another issue is Russia's expanding role as a player in the oil industry. We believe this is an encouraging development, but recognize that the types of increases Russia has been experiencing in the last several years -- about 300,000 additional barrels per day -- will not make a significant impact in a market that is using 77 million barrels per day and growing.

Overall, we believe that energy stocks' struggles these past six months can be traced to the weak stock market rather than to any deterioration in the energy sector, where demand remains strong. The underlying dynamics driving energy prices and industry earnings are as favorable as ever, and in an expanding economy this will become even more evident. Consequently, we believe that the energy industry is entering a multiyear cycle of capacity expansion -- one that will provide ample opportunities for a variety of firms going forward.

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

PIE CHART:  ENERGY FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/02

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Integrated Oil & Gas................32.68%
            Oil & Gas Exploration, Production
            & Transportation....................32.50%
            Oil & Gas Equipment &
            Services............................19.08%
            Oil & Gas Drilling...................6.44%
            Gas Utilities........................2.42%
            Net Cash & Cash Equivalents..........6.88%

FUND MANAGEMENT

[PHOTOGRAPH OF JOHN S. SEGNER OMITTED]

JOHN S. SEGNER

JOHN SEGNER IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED A BS FROM THE UNIVERSITY OF ALABAMA AND AN MBA FROM THE UNIVERSITY OF TEXAS AT AUSTIN. BEFORE JOINING INVESCO IN 1997, JOHN SERVED AS MANAGING DIRECTOR AND PRINCIPAL FOR THE MITCHELL GROUP. HE ALSO PREVIOUSLY HELD ENGINEERING RESPONSIBILITIES WITH TEXACO INC., AND FINANCIAL RESPONSIBILITIES WITH AMERADA HESS CORP. AND FIRST TENNESSEE NATIONAL CORP. JOHN BEGAN HIS INVESTMENT CAREER IN 1980.

YOUR FUND'S REPORT

FINANCIAL SERVICES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Stocks experienced their share of setbacks during the six months ended September 30, 2002, and all of the major market indexes posted sharp declines. Corporate accounting fraud was the dominant theme in the first part of the period, with news such as earnings inflation tactics by WorldCom Inc (not a fund holding) and high-profile charges of insider trading surrounding ImClone Systems (not a fund holding), deepening investors' distrust of corporate America. Although these headlines faded somewhat as summer came to an end, weakening economic data, lackluster earnings, and speculation over the possibility of war with Iraq kept stocks trending lower.

--------------------------------------------------------------------------------
                           FINANCIAL SERVICES FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/02
--------------------------------------------------------------------------------

Wells Fargo & Co.................................................6.24%
Bank of America..................................................5.60%
Fifth Third Bancorp..............................................5.31%
American International Group.....................................4.93%
Freddie Mac......................................................4.90%
Citigroup Inc....................................................4.17%
Merrill Lynch & Co...............................................3.73%
Ambac Financial Group............................................3.59%
TCF Financial....................................................3.28%
Bank One.........................................................3.06%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

All sectors of the market were punished in this unfavorable climate, including financial services stocks. As a result, Financial Services Fund-Investor Class shares lost 22.04% during the six months ended September 30, 2002. However, the fund outperformed both the broader S&P 500 Index and the S&P 500 Financials Index, which lost 28.36% and 23.21%, respectively, during the same period. (Of course, past performance is not a guarantee of future results.)(3),(4) For performance of other share classes, please see page 2.

REGIONAL BANKS OUTPERFORM

Regional banks were the sector's best-performing industry group over the six-month period, thanks to the relative stability of their earnings. Generally, bank stocks were boosted by positive industry trends, such as solid deposit growth, the steepness of the yield curve (which supported net interest margin expansion for many banks), and a slowdown in the pace of credit deterioration.

Fund holdings Wells Fargo & Co, Bank of America, and Fifth Third Bancorp significantly outperformed the broad market. Wells Fargo and Fifth Third have long been high-quality companies with consistently strong earnings, while Bank of America is more of a recovery story. In contrast to the old Bank of America acquisition-oriented business model, earnings are now driven by their new emphasis on organic growth fueled by an improvement in customer service, sales culture, and business line focus.

The fund's strongest individual stock during the period, however, was from the insurance industry: RenaissanceRe Holdings Ltd, a property catastrophe insurer, posted a double-digit gain. The company benefited from firmer pricing and favorable underwriting results, which led to surprisingly strong earnings in both the second and third fiscal quarters. Meanwhile, the fund's government-sponsored enterprise holdings, Freddie Mac and Sallie Mae, which provide liquidity and financing for relatively stable areas such as residential mortgages and student loans, also fared well compared to the broad market.

MARKET-SENSITIVE FINANCIALS REMAIN WEAK

Investment banks, brokerage houses, and diversified financial companies were the period's weakest performers. In addition to these firms' revenues being pressured by anemic capital markets, political and regulatory problems presented a host of obstacles. Investigations by the Securities and Exchange Commission
(SEC) and New York Attorney General -- as well as a Congressional inquiry in July related to investment banks' research practices and their involvement in companies like Enron and WorldCom (not fund holdings) -- made for negative headlines.

LINE  GRAPH:  INVESCO FINANCIAL SERVICES FUND - INVESTOR CLASS GROWTH OF
              $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(4), and to the value of a $10,000 investment in the S&P 500 Financials Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/02.

      INVESCO FINANCIAL SERVICES   S&P 500 INDEX(4)  S&P 500 FINANCIALS INDEX(4)
      FUND - INVESTOR CLASS

9/92  $10,000                      $10,000           $10,000
9/93  $14,503                      $11,297           $13,564
9/94  $13,708                      $11,713           $12,566
9/95  $17,573                      $15,193           $17,818
9/96  $21,381                      $18,280           $22,317
9/97  $32,503                      $25,670           $35,116
9/98  $33,040                      $28,001           $34,217
9/99  $35,255                      $35,783           $40,038
9/00  $49,108                      $40,531           $53,582
9/01  $42,262                      $29,746           $46,386
9/02  $36,641                      $23,657           $39,595

LINE GRAPH: INVESCO FINANCIAL SERVICES FUND - CLASS  A & B GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Class A and the value of a $10,000 investment in INVESCO Financial Services Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(4), and to the value of a $10,000 investment in the S&P 500 Financials Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Financial Services Fund
- Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 9/30/02.

      INVESCO FINANCIAL SERVICES      INVESCO FINANCIAL SERVICES
      FUND - CLASS A                  FUND - CLASS B                    S&P 500 INDEX(4)        S&P 500 FINANCIALS INDEX(4)
4/02  $10,000                         $10,000                           $10,000                 $10,000
9/02  $ 7,368                         $ 7,310                           $ 7,166                 $ 7,679

LINE GRAPH:  INVESCO FINANCIAL SERVICES FUND - CLASS C GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(4), and to the value of a $10,000 investment in the S&P 500 Financials Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Financial Services Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 9/30/02.

      INVESCO FINANCIAL SERVICES
      FUND - CLASS C               S&P 500 INDEX(4)  S&P 500 FINANCIALS INDEX(4)

2/00  $10,000                      $10,000           $10,000
9/00  $13,816                      $10,583           $14,249
9/01  $11,824                      $ 7,767           $12,335
9/02  $10,153                      $ 6,177           $10,529

Although some progress has been made in resolving these issues, holdings like JP Morgan Chase & Co, Merrill Lynch & Co, and Citigroup Inc (which has exposure to the investment banking industry through its Salomon Smith Barney subsidiary) weighed on the fund's performance during the period. As the SEC has recently announced an agreement with the National Association of Securities Dealers
(NASD), the New York Stock Exchange and other state agencies (including the New York Attorney General) to work together to resolve the issues they have with the investment banks, we're hopeful that an all-encompassing global settlement can be reached that would put this behind the group.

PIE CHART:  FINANCIAL SERVICES FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/02

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Banks...........................41.50%
            Diversified Financial Services..12.86%
            Investment Adviser/Broker
            Dealer Services.................12.05%
            Multi-Line Insurance.............8.18%
            Consumer Finance.................7.67%
            Property & Casualty Insurance....3.85%
            Life & Health Insurance..........3.31%
            Reinsurance......................2.97%
            Insurance Brokers................1.98%
            Real Estate Investment Trusts....0.91%
            Other Industries.................0.64%
            Net Cash & Cash Equivalents......4.08%

FUND MANAGEMENT

[PHOTOGRAPH OF JOSEPH W. SKORNICKA OMITTED]

JOSEPH W. SKORNICKA, CFA

JOE SKORNICKA IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO, JOE WAS A SENIOR EQUITY ANALYST AND FUND MANAGER WITH MUNDER CAPITAL MANAGEMENT AND AN ASSISTANT VICE PRESIDENT FOR COMERICA INCORPORATED. HE IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER, AND HOLDS AN MBA FROM THE UNIVERSITY OF MICHIGAN AND A BA FROM MICHIGAN STATE UNIVERSITY.

A CONTINUED FOCUS ON THE SECTOR'S LONG-TERM FUNDAMENTALS

Although the recent flattening of the yield curve and weakening economic data could negatively affect the banking industry, we still see relative strength of earnings from the regional banking group into 2003. Meanwhile, we believe there is a growing need for equity issuance, so once the market stabilizes and the regulatory issues that plagued investment banks over the past six months are put to rest, our more market-sensitive names could rebound.

We also believe that the firmness in property/casualty insurance prices we've seen in 2002 will continue, as the severe summer flooding in Europe and the weak global equity markets have hit the balance sheets of many insurance and reinsurance companies particularly hard. Pricing will likely remain hard to help counteract this loss of capacity. Indeed, we envision a pricing cycle favorable to property/casualty firms, for both personal and commercial lines, extending well into 2003 and possibly beyond.

Overall, we remain committed to maintaining our focus on industry diversification and long-term fundamentals above all else. Regardless of how the market fares in the remainder of 2002, we feel that these priorities will serve the fund well over time.

LINE GRAPH:  INVESCO FINANCIAL SERVICES FUND - CLASS K GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(4), and to the value of a $10,000 investment in the S&P 500 Financials Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 9/30/02.

      INVESCO FINANCIAL SERVICES
      FUND - CLASS K              S&P 500 INDEX(4)   S&P 500 FINANCIALS INDEX(4)

12/00 $10,000                     $10,000            $10,000
9/01  $ 9,126                     $ 8,001            $ 9,239
9/02  $ 7,880                     $ 6,363            $ 7,886

(3)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(4)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P 500 FINANCIALS INDEX REFLECTS THE FINANCIAL SERVICES SECTOR OF THE S&P 500 INDEX. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

YOUR FUND'S REPORT

GOLD & PRECIOUS METALS FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Over the past six months, the gold market continued to flourish. Consequently, the value of Gold & Precious Metals Fund-Investor Class shares gained 8.73% for the six months ended September 30, 2002, significantly outpacing the S&P 500 Index, which declined 28.36% during the same period. (Of course, past performance is not a guarantee of future results.)(5),(6) For performance of other share classes, please see page 2.

CONDITIONS FAVORABLE FOR GOLD

A number of factors combined to push gold prices higher during the period. First, with equity markets weak, questions lingering over the health of the economy, and geopolitical concerns intensifying, investors turned to the gold sector as a relatively safe haven. Indeed, due to gold's strong performance throughout the market downturn, more and more investors have recognized gold as an effective diversification tool.

More than a decade ago, the U.S. dollar replaced gold as the standard in foreign currency markets. During the past six months, however, the dollar softened. While it remains a strong currency, the dollar is now sharing the role of back-up for foreign local currencies with gold.

Another catalyst for gold prices was the behavior of many major producers in the industry, who reduced their hedging -- or short selling -- and in so doing curtailed the gold supply. When gold producers hedge against future production, rather than simply set a contract to buy at a future price (as you see with other commodities, such as natural gas and crude oil), they complete a forward sale. This in turn spurs the bullion bank to hedge its position by borrowing gold from the central bank and selling it to invest the proceeds for a specific period of time. The forward sale price is then equal to the interest rate differential over that period. With the low interest rates that prevailed this year, however, there was little for producers to gain by hedging, since the current price and the forward price were similar.

--------------------------------------------------------------------------------
                         GOLD & PRECIOUS METALS FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/02
--------------------------------------------------------------------------------

Newmont Mining...................................................9.34%
Meridian Gold....................................................8.15%
Glamis Gold Ltd..................................................8.11%
Barrick Gold.....................................................5.28%
Kinross Gold.....................................................5.13%
Placer Dome......................................................4.61%
IAMGOLD Corp.....................................................4.23%
Goldcorp Inc.....................................................4.21%
AngloGold Ltd Sponsored ADR
Representing 1/2 Ord Shr.........................................4.07%
Agnico-Eagle Mines Ltd...........................................3.99%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

LINE  GRAPH:  INVESCO  GOLD & PRECIOUS  METALS FUND - INVESTOR  CLASS  GROWTH OF
              $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Gold & Precious Metals Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/02.

      INVESCO GOLD & PRECIOUS METALS      S&P 500 INDEX(6)
      FUND - INVESTOR CLASS

9/92  $10,000                             $10,000
9/93  $12,568                             $11,297
9/94  $14,818                             $11,713
9/95  $13,669                             $15,193
9/96  $19,808                             $18,280
9/97  $13,163                             $25,670
9/98  $ 6,742                             $28,001
9/99  $ 7,079                             $35,783
9/00  $ 4,989                             $40,531
9/01  $ 5,944                             $29,746
9/02  $ 8,605                             $23,657

STRONG PERFORMANCE FROM LARGE-CAP LEADERS

Throughout the period, we maintained our conservative approach, continuing to hold a substantial weighting in gold bullion. We did so because bullion tends to be less volatile -- to the upside or the downside -- than the stocks of gold producers. Therefore, we feel that bullion exposure can help cushion downturns or turbulence in gold prices over time.

The fund's outperformance of the broad market, however, was essentially due to our investment in large- to mid-cap companies with the ability to grow their gold reserves at a relatively low cost. In particular, we emphasized companies that do not significantly hedge, and these firms benefited as gold prices moved higher.

For example, Glamis Gold Ltd, one of the fund's largest holdings, gained more than 70% during the period due to its successful acquisition of Francisco Gold, which helped broaden Glamis' exploration base. In addition, the company continued to drive down costs on its existing mines, driving organic growth. Also boosting the fund's performance was Meridian Gold, another key stock in the fund. Meridian's lack of hedging, high operating margins, and conservative financial structure deservedly have made it a consistent market favorite.

A CAUTIOUSLY OPTIMISTIC OUTLOOK

The price of gold stood at about $320 per ounce at the end of our fiscal period. Roughly 20% of the world's gold costs $270 per ounce to produce, and more than 50% costs $200 per ounce to produce. With this in mind, we do not expect the price of gold to decline much, if at all, given the support in production costs and the uncertainty surrounding the global economy. If the price of gold declines too much, many companies will simply stop production, which should support prices. We believe that if the dollar stays at a relatively low level and inflation starts to rise, gold will continue to prosper.

EXPANDING THE FUND'S INVESTMENT UNIVERSE

Investors should note that the fund's name was changed to INVESCO Gold & Precious Metals Fund on July 31, 2002. This adjustment reflects our intent to invest in precious metals companies as well as gold-oriented holdings going forward. Given that the top four companies in the XAU Gold Index(6) represent more than 75% of the index -- a result of heavy industry consolidation -- it has been difficult to diversify as much as we would like in gold stocks alone. We believe that by expanding the universe of potential investments, the portfolio's overall risk may be reduced, liquidity will be increased, and returns may be improved.

That said, we will maintain a substantial weighting in gold, expanding the fund's scope but not at the expense of its original mandate.

LINE  GRAPH:  INVESCO  GOLD &  PRECIOUS  METALS  FUND -  CLASS A & B  GROWTH  OF
              $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Gold & Precious Metals Fund - Class A and the value of a $10,000 investment in INVESCO Gold & Precious Metals Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Gold & Precious Metals Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 9/30/02.

      INVESCO GOLD & PRECIOUS METALS      INVESCO GOLD & PRECIOUS METALS
      FUND - CLASS A                      FUND - CLASS B                    S&P 500 INDEX(6)
4/02  $10,000                             $10,000                           $10,000
9/02  $10,289                             $10,330                           $ 7,166

LINE GRAPH:  INVESCO GOLD & PRECIOUS METALS FUND - CLASS C GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Gold & Precious Metals Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Gold & Precious Metals Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 9/30/02.

      INVESCO GOLD & PRECIOUS METALS FUND - CLASS C     S&P 500 INDEX(6)

2/00  $10,000                                           $10,000
9/00  $ 8,343                                           $10,583
9/01  $10,839                                           $ 7,767
9/02  $15,350                                           $ 6,177

(5)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(6)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE XAU GOLD INDEX IS THE PHILADELPHIA STOCK EXCHANGE GOLD AND SILVER INDEX. IT IS A CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES LEADING COMPANIES INVOLVED IN THE MINING OF GOLD AND SILVER. THE
INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

PIE CHART:  GOLD & PRECIOUS METALS FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/02

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Gold..........................64.78%
            Diversified Metals & Mining...13.95%
            Gold Bullion...................9.19%
            Precious Metals & Minerals.....6.61%
            Net Cash & Cash Equivalents....5.47%

FUND MANAGEMENT

[PHOTOGRAPH OF JOHN S. SEGNER OMITTED]

JOHN S. SEGNER

GOLD FUND

JOHN SEGNER IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED A BS FROM THE UNIVERSITY OF ALABAMA AND AN MBA FROM THE UNIVERSITY OF TEXAS AT AUSTIN. BEFORE JOINING INVESCO IN 1997, JOHN SERVED AS MANAGING DIRECTOR AND PRINCIPAL FOR THE MITCHELL GROUP. HE ALSO PREVIOUSLY HELD ENGINEERING RESPONSIBILITIES WITH TEXACO INC., AND FINANCIAL RESPONSIBILITIES WITH AMERADA HESS CORP. AND FIRST TENNESSEE NATIONAL CORP. JOHN BEGAN HIS INVESTMENT CAREER IN 1980.

YOUR FUND'S REPORT

HEALTH SCIENCES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

In a period marked by uncertainty over the economy, corporate profits, and geopolitical concerns, stocks were hard-hit, with all sectors of the S&P 500 enduring losses. Health care companies, however, fared comparatively well, emerging as one of the strongest areas of the market. Hospitals were particularly successful, as investors rewarded these firms' more defensive profiles. Specialty pharmaceuticals -- a category of smaller drug firms that either create and market a tighter range of targeted drugs or specialize in producing generic versions of popular medications -- and medical device companies also outperformed the broader market. Conversely, large-cap pharmaceuticals remained mired in an unfavorable climate rife with earnings misses, expiring patents, and weak product pipelines.

For the six months ended September 30, 2002, the value of Health Sciences Fund-Investor Class shares declined 15.98%. However, the fund outperformed the S&P 500 Index, which declined 28.36% during the same period. (Of course, past performance is no guarantee of future results.)(7),(8) For performance of other share classes, please see page 2.

SHIFT INTO HEALTH CARE SERVICES BENEFITS PERFORMANCE

During the six months ended September 30, 2002, we repositioned the fund, investing a significantly larger portion of assets in health care services companies -- namely, hospitals. This was the result of research indicating that many of these firms were on track to meet or beat earnings expectations in 2002, even as other areas of the sector slumped. Although we have long believed that the aging of the baby boomer demographic will likely sustain strong hospital admissions in the coming decades, what cemented our decision to emphasize hospital stocks were indications that government reimbursement for Medicare should remain stable going forward. It seems to us that members of Congress are reluctant to cut Medicare reimbursement, as senior citizens stand to represent an increasingly larger portion of America's future population.

Some specific companies that attracted our attention included hospital chains Tenet Healthcare, HCA Inc, Triad Hospitals, and Universal Health Services -- the fund's top four holdings as of September 30, 2002. These are well-managed companies positioned to take advantage of the trends favoring hospitals. Indeed, all of these companies either met or exceeded earnings expectations over the past six months, bolstering the fund's performance.

--------------------------------------------------------------------------------
                             HEALTH SCIENCES FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/02
--------------------------------------------------------------------------------

Tenet Healthcare.................................................5.60%
HCA Inc..........................................................5.48%
Triad Hospitals..................................................4.79%
Universal Health Services Class B Shrs...........................4.76%
Forest Laboratories..............................................4.65%
Johnson & Johnson................................................4.56%
AmerisourceBergen Corp...........................................4.50%
Teva Pharmaceutical Industries Ltd
 Sponsored ADR Representing Ord Shrs.............................4.48%
Health Management Associates Class A Shrs........................4.28%
Alcon Inc........................................................4.12%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

SELECT MEDICAL DEVICE COMPANIES, SPECIALTY PHARMACEUTICALS DELIVER

The medical device and specialty pharmaceuticals sub-sectors were also strong performers. Within the medical device arena, we focused on companies with strong franchises and leadership positions in therapeutic areas where we see great need for improved medical therapies and technology. For example, Varian Medical Systems posted a solid gain over the period. We believe that this outperformance can be traced to the company's competitive edge in providing cancer radiation equipment that is less destructive to patients' healthy cells, which reduces the negative side effects generally associated with such therapy.

LINE GRAPH:  INVESCO HEALTH SCIENCES FUND - INVESTOR CLASS GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO Health Sciences Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/02.

      INVESCO HEALTH SCIENCES FUND - INVESTOR CLASS     S&P 500 INDEX(8)

9/92  $10,000                                           $10,000
9/93  $ 9,420                                           $11,297
9/94  $10,287                                           $11,713
9/95  $14,665                                           $15,193
9/96  $18,391                                           $18,280
9/97  $21,659                                           $25,670
9/98  $26,936                                           $28,001
9/99  $28,086                                           $35,783
9/00  $41,278                                           $40,531
9/01  $31,717                                           $29,746
9/02  $26,529                                           $23,657

Another positive contributor was specialty pharmaceutical company Forest Laboratories. As a mid-size drug company, Forest can realize dramatic earnings growth when a few key products experience success, and this was a scenario that unfolded throughout the past year. Most recently, favorable research results on Memantine, the company's phase-three Alzheimer's drug, serve to demonstrate the company's long-term growth potential. Forest also reported a positive third-quarter pre-announcement of earnings growth above expectations.

LARGE-CAP PHARMACEUTICALS AND BIOTECH NAMES STRUGGLE

On a negative note, large-cap pharmaceutical companies continued to suffer from patent expirations, an inability to bring new products to market, and a cautious Food and Drug Administration that has slowed product approvals. All of these factors undermined the group's earnings growth during the period.

Given this weak environment, we opted to scale back the fund's weighting in large-cap pharmaceuticals, retaining only those companies with new products in their pipelines and a minimal number of drugs coming off patent. One tendency that has been especially applicable in 2002 is that, when major products lose their patents, the damage always seems to be worse than expected. Therefore, we have increasingly steered the fund away from companies vulnerable to this type of risk. Instead, we've been emphasizing companies like Johnson & Johnson, Pfizer Inc, and Abbott Laboratories -- stocks that, despite detracting from the fund's recent performance, still represent the best of the industry in our opinion.

We also trimmed the fund's position in the biotechnology sector. It's becoming apparent that many of the early-stage biotech firms that investors favored a few years ago due to the emergence of genomics have not lived up to expectations. Biotech companies with strong earnings but weak pipelines were de-emphasized in the fund as well, as we believe their valuations cannot be sustained going forward.

LINE GRAPH: INVESCO HEALTH SCIENCES FUND - CLASS A & B GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO Health Sciences Fund - Class A and the value of a $10,000 investment in INVESCO Health Sciences Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Health Sciences Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 9/30/02.

      INVESCO HEALTH SCIENCES     INVESCO HEALTH SCIENCES
      FUND - CLASS A              FUND - CLASS B               S&P 500 INDEX(8)

4/02  $10,000                     $10,000                      $10,000
9/02  $ 7,944                     $ 7,883                      $ 7,166

LINE GRAPH:  INVESCO HEALTH SCIENCES FUND - CLASS C GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO Health Sciences Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Health Sciences Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 9/30/02.

      INVESCO HEALTH SCIENCES FUND - CLASS C    S&P 500 INDEX(8)

2/00  $10,000                                   $10,000
9/00  $11,616                                   $10,583
9/01  $ 8,846                                   $ 7,767
9/02  $ 7,303                                   $ 6,177

LINE GRAPH:  INVESCO HEALTH SCIENCES FUND - CLASS K GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO Health Sciences Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 9/30/02.

      INVESCO HEALTH SCIENCES FUND - CLASS K    S&P 500 INDEX(8)

12/00 $10,000                                   $10,000
9/01  $ 8,467                                   $ 8,001
9/02  $ 7,051                                   $ 6,363

POSITIONED FOR A CHANGE OF LEADERSHIP

There is no question that demand for health care services and products remains high. Yet questions have surfaced recently regarding certain health care companies' ability to meet rising demand from aging baby boomers. Gaps in large-cap pharmaceutical firms' product cycles, as well as a dearth of clinical successes in biotechnology, have caused investors to redirect their attention to more defensive companies whose earnings remain strong.

With this in mind, we expect to stand by the strategy we formulated at the beginning of the reporting period, emphasizing services companies and only the highest quality leaders from other areas of the sector. Indeed, we believe that we could be witnessing an important leadership change within health care. From 1995 to 2000, large-cap pharmaceuticals were at the forefront of the sector, but with these companies' prospects clouding over, we feel that hospital stocks and other select health care service providers could step in as the next major dominant group.

PIE CHART:  HEALTH SCIENCES FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/02

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Pharmaceuticals...............28.99%
            Health Care Facilities........21.18%
            Health Care Equipment.........15.29%
            Health Care Distributors
            & Services.....................7.51%
            Managed Health Care............7.05%
            Biotechnology..................6.27%
            Health Care Supplies...........4.12%
            Net Cash & Cash Equivalents....9.59%

(7)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(8)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF THOMAS R. WALD OMITTED]

THOMAS R. WALD, CFA

TOM WALD IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO IN 1997, HE WAS THE SENIOR HEALTH CARE ANALYST AT MUNDER CAPITAL MANAGEMENT. HE BEGAN HIS INVESTMENT CAREER IN 1988. TOM RECEIVED HIS BA FROM TULANE UNIVERSITY, AND HIS MBA FROM THE UNIVERSITY OF PENNSYLVANIA. HE IS ALSO A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

YOUR FUND'S REPORT

LEISURE FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The bear market in stocks persisted during the past six months, as investor sentiment deteriorated even further. During the first half of the period, rising tensions in the Middle East and several high-profile corporate accounting scandals negated positive economic news, keeping investors risk averse. And the final three months were offset by recessionary fears and concerns about another military conflict between the U.S. and Iraq.

The fund endured a difficult six months ended September 30, 2002, and the value of Leisure Fund-Investor Class shares declined 22.05%. However, the fund outperformed the 28.36% decline recorded by its benchmark, the S&P 500 Index during the same period. The fund also remains ahead of the benchmark year-to-date as of September 30, 2002, with a return of (19.31%) compared to (28.16%) for the index. (Of course, past performance is not a guarantee of future results.)(9),(10) For performance of other share classes, please see page 2.

--------------------------------------------------------------------------------
                                 LEISURE FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/02
--------------------------------------------------------------------------------

Harrah's Entertainment..............7.90%
International Game Technology.......6.34%
Mattel Inc..........................6.13%
Omnicom Group.......................5.95%
Valassis Communications.............5.25%
Liberty Media Class A Shrs..........3.53%
Carlsberg A/S Class B Shrs..........3.48%
Heineken NV.........................2.83%
Anheuser-Busch Cos..................2.68%
Knight-Ridder Inc...................2.02%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

LINE GRAPH:  INVESCO LEISURE FUND - INVESTOR CLASS GROWTH OF $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Leisure Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(10), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/02.

      INVESCO LEISURE FUND - INVESTOR CLASS     S&P 500 INDEX(10)

9/92  $10,000                                   $10,000
9/93  $15,546                                   $11,297
9/94  $15,340                                   $11,713
9/95  $17,619                                   $15,193
9/96  $19,251                                   $18,280
9/97  $23,087                                   $25,670
9/98  $25,135                                   $28,001
9/99  $41,365                                   $35,783
9/00  $49,626                                   $40,531
9/01  $40,586                                   $29,746
9/02  $40,158                                   $23,657

THE FUND'S LARGEST HOLDINGS PERFORMED WELL

The fund enjoyed strong relative showings from a number of different sub-sectors. For example, while most of the market was enduring sharp declines, the fund's top two holdings, Harrah's Entertainment and International Game Technology, actually advanced during the period. Despite the difficult business climate, both Harrah's, the casino operator, and International Game Technology, the leading designer and manufacturer of slot machines, continued to exhibit strong fundamentals and attractive growth prospects. Overall, the fund's casino and gaming holdings weathered the market downturn exceptionally well.

Another of the fund's top ten holdings, Valassis Communications, made positive contributions to relative performance. Although the coupon publisher's stock declined, it declined by less than the broader market, as investors continued to appreciate the company's leading market position and solid financial prospects. Furthermore, the company has made significant progress in its plan to buy back its own stock, which could be a sign that insiders believe the stock is undervalued.

DEFENSIVE STOCKS WEATHERED THE MARKET'S DOWNTURN

During volatile markets, investors often rotate into investments believed to possess relatively stable financial results. The fund's brewers, notably Anheuser-Busch Cos, and its other beverage stocks benefited from this trend. Prices were also supported by the market's growing anticipation of additional consolidation within this group.

The rotation to more defensive industries also supported the fund's publishing stocks, many of which continued to enjoy rising profits despite the challenging business climate. Video game designers, specialty retailers, and television and motion picture studios also made positive contributions to fund performance.

LINE GRAPH: INVESCO LEISURE FUND - CLASS A & B GROWTH OF $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Leisure Fund - Class A and the value of a $10,000 investment in INVESCO Leisure Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(10), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Leisure Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 9/30/02.

      INVESCO LEISURE FUND - CLASS A   INVESCO LEISURE FUND - CLASS B   S&P 500 INDEX(10)
4/02  $10,000                          $10,000                          $10,000
9/02  $ 7,373                          $ 7,272                          $ 7,166

LINE GRAPH:  INVESCO LEISURE FUND - CLASS C GROWTH OF $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Leisure Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(10), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Leisure Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 9/30/02.

      INVESCO LEISURE FUND - CLASS C            S&P 500 INDEX(10)

2/00  $10,000                                   $10,000
9/00  $ 9,947                                   $10,583
9/01  $ 8,075                                   $ 7,767
9/02  $ 7,914                                   $ 6,177

LINE GRAPH:  INVESCO LEISURE FUND - CLASS K GROWTH OF $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Leisure Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(10), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/01) through 9/30/02.

      INVESCO LEISURE FUND - CLASS K            S&P 500 INDEX(10)

12/01 $10,000                                   $10,000
 9/02 $ 8,413                                   $ 7,185

ONLY A HANDFUL OF HOLDINGS UNDERPERFORMED

Overall, there were not many areas of relative weakness for the fund. Aside from the fund's cable and satellite television stocks, which declined overall, the most significant detractors from the fund's performance resulted from company-specific developments. For example, Omnicom Group's stock fell sharply during the summer when investors questioned the means by which the advertising agency accounted for several acquisitions. However, we held onto our stake, knowing that the company's accounting was completely aboveboard. As the period progressed, our research was borne out and the stock began to recover. Amusement park operator Six Flags was another disappointment, its stock declining after the company disclosed that the economic downturn had translated into fewer corporate outings -- a trend that negatively affected its earnings.

Going forward, we will maintain our long-term perspective, focusing on companies that offer the products and services that we believe will remain in high demand over the next three to five years. The portfolio is filled with companies that meet our criteria, but also trade at attractive prices given their bright prospects. While the near-term economic outlook is somewhat unclear, we are confident that our holdings will not only survive this challenging business climate, but will thrive over the long term.

PIE CHART:  LEISURE FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/02

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Casinos & Gaming..............15.27%
            Advertising...................14.28%
            Movies & Entertainment........10.72%
            Brewers........................9.57%
            Cable & Satellite Operators....8.20%
            Publishing & Printing..........7.42%
            Leisure Products...............6.98%
            Hotels & Resorts...............6.43%
            Broadcasting - Radio/TV........4.86%
            Apparel, Accessories &
            Luxury Goods...................2.43%
            Other Industries..............12.12%
            Net Cash & Cash Equivalents....1.72%

(9)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(10)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF MARK GREENBERG OMITTED]

MARK GREENBERG, CFA

MARK GREENBERG IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. HE BEGAN HIS INVESTMENT CAREER IN 1980 AND HAS NEARLY 20 YEARS OF EXPERIENCE IN THE LEISURE SECTOR. MARK RECEIVED A BSBA FROM MARQUETTE UNIVERSITY AND IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

YOUR FUND'S REPORT

REAL ESTATE OPPORTUNITY FUND

FUND PERFORMANCE

Over the last six months, real estate investment trusts (REITs) continued to outperform the broader stock market. With economic worries, rising geo-political uncertainty and corporate accounting malfeasance fraying investor nerves throughout the period, investors continued to move into investments believed to be more defensive. REITs were supported by this rotation. While the REIT sector has experienced some deterioration in its fundamentals, these trends have not been nearly as severe as the business downturn seen in other economic sectors. Investors have noticed the REIT sector's fundamental resilience. For example, a recent industry survey revealed that $3.4 billion has moved into the sector year-to-date, bringing the group's total asset level up to $15.4 billion.

--------------------------------------------------------------------------------
                         REAL ESTATE OPPORTUNITY FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/02
--------------------------------------------------------------------------------

ProLogis SBI..............................4.02%
General Growth Properties.................3.81%
Simon Property Group......................3.59%
Alexandria Real Estate Equities...........3.55%
Liberty Property Trust SBI................3.45%
CBL & Associates Properties...............3.41%
EastGroup Properties......................3.37%
Developers Diversified Realty.............3.36%
Rouse Co..................................3.28%
Equity Residential SBI....................3.26%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

LINE GRAPH:  INVESCO  REAL ESTATE  OPPORTUNITY  FUND - INVESTOR  CLASS GROWTH OF
             $10,000(11)

This line graph compares the value of a $10,000 investment in INVESCO Real Estate Opportunity Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(12), and to the value of a $10,000 investment in the NAREIT-Equity REIT Index(12), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (1/97) through 9/30/02.

      INVESCO REAL ESTATE OPPORTUNITY                           NAREIT - EQUITY
      FUND - INVESTOR CLASS             S&P 500 INDEX(12)       REIT INDEX(12)

1/97  $10,000                           $10,000                 $10,000
9/97  $12,164                           $12,963                 $11,820
9/98  $ 9,094                           $14,140                 $10,219
9/99  $ 8,757                           $18,070                 $ 9,559
9/00  $10,674                           $20,467                 $11,529
9/01  $10,009                           $15,021                 $12,977
9/02  $11,249                           $11,946                 $14,087

The fund capitalized on the trends that supported the rest of the REIT sector, and, for the six months ended September 30, 2002, the value of Real Estate Opportunity Fund-Investor Class shares declined 2.89%. The fund's return easily beat the 28.36% decline of the S&P 500 Index during the same period. The fund also out-performed the broader REIT sector, as measured by the NAREIT-Equity
REIT Index, which fell 4.49% during the same period. (Of course, past performance is not a guarantee of future results.)(11),(12) For performance of other share classes, please see page 2.

REITS ENJOYED STRONG RELATIVE PERFORMANCE ACROSS THE BOARD

The fund's emphasis on several of the stronger-performing property types augmented the fund's results relative to the broader market and compared to broader REIT sector. For example, we assumed an overweight position in retail REITs early in the period, as we believed the group appeared inexpensive compared to historical norms. As the period progressed, consumer-spending trends, which have remained strong throughout the downcycle, supported the group. Standouts in retail included Simon Property Group, Rouse Co, and CBL & Associates Properties.

The fund was also overweight in industrial REITs, another area that experienced little deterioration in its fundamentals. ProLogis SBI, an industrial REIT, outperformed, as it continued to execute well on its business plans in the U.S. and has also enjoyed success in its European and Japanese ventures. EastGroup Properties was another industrial REIT that saw its stock rise on the heels of operational successes.

The fund's health care REITs also supported performance, including Health Care Property Investors, Healthcare Realty Trust, and Universal Health Realty Income Trust SBI. Health care REITs have weathered the business downturn remarkably well, and their business prospects seem insulated from the economic cycle.

LODGING AND OFFICE REITS CONTINUED TO STRUGGLE

As good as the period was for REIT investors, the news was not all positive, and a few areas detracted from relative performance. For example, lodging REITs lagged other REIT types, as the group has yet to see its business fully recover from the drop-off experienced immediately after the terrorist attacks. Consequently, we have significantly trimmed the fund's exposure to lodging REITs. We also cut back on office REIT holdings, as the group is suffering in response to rising vacancy rates and declining lease rates. The fund's non-REIT holdings, which we have been gradually selling, also hindered relative performance. By the end of the period, however, the fund's non-REIT exposure was down to approximately 10% of net assets.

LINE GRAPH:  INVESCO  REAL  ESTATE  OPPORTUNITY  FUND - CLASS A & B  GROWTH  OF
             $10,000(11)

This line graph compares the value of a $10,000 investment in INVESCO Real Estate Opportunity Fund - Class A and the value of a $10,000 investment in INVESCO Real Estate Opportunity Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(12), and to the value of a $10,000 investment in the NAREIT - Equity Index(12), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Real Estate Opportunity Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 9/30/02.

      INVESCO REAL ESTATE OPPORTUNITY   INVESCO REAL ESTATE OPPORTUNITY                      NAREIT - EQUITY
      FUND - CLASS A                    FUND - CLASS B                    S&P 500 INDEX(12)  REIT INDEX(12)
4/02  $10,000                           $10,000                           $10,000            $10,000
9/02  $ 9,142                           $ 9,157                           $ 7,166            $ 9,551

LINE GRAPH: INVESCO REAL ESTATE OPPORTUNITY FUND - CLASS C GROWTH OF $10,000(11)

This line graph compares the value of a $10,000 investment in INVESCO Real Estate Opportunity Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(12), and to the value of a $10,000 investment in the NAREIT-Equity REIT Index(12), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Real Estate Opportunity Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 9/30/02.

      INVESCO REAL ESTATE OPPORTUNITY                           NAREIT-EQUITY
      FUND - CLASS C                    S&P 500 INDEX(12)       REIT INDEX(12)

2/00  $10,000                           $10,000                 $10,000
9/00  $11,926                           $10,583                 $12,225
9/01  $11,101                           $ 7,767                 $13,761
9/02  $12,375                           $ 6,177                 $14,938

Going forward, we continue to be cautiously optimistic on the REIT sector, as several property types are trading at what we think are reasonable valuations. And, while the sector has certainly experienced deterioration in its fundamentals due to economic weakness, this deterioration is nowhere near as severe as it has been in other economic sectors.

Furthermore, the group continues to yield approximately 7%, which is nearly 350 basis points higher than the 10-year Treasury bill -- a factor that could continue to attract nervous or income-hungry investors. Within the REIT group, we are currently favoring regional malls, which continue to sell at attractive valuations while exhibiting solid fundamentals. We are also excited about several opportunities in the health care sector, where we're finding strong fundamentals coupled with reasonable valuations. Finally, the industrial group also appears to be reasonably priced. We believe we have identified several companies that might benefit from company-specific developments that could catalyze positive fundamental trends.

PIE CHART:  REAL ESTATE OPPORTUNITY FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/02

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Real Estate Investment Trusts....84.58%
            Real Estate Management &
            Development.......................1.75%
            Homebuilding......................1.75%
            Paper Products....................1.47%
            Casinos & Gaming..................1.12%
            Home Furnishings..................1.03%
            Hotels & Resorts..................0.74%
            Home Improvement Retail...........0.63%
            Leisure Facilities................0.26%
            Net Cash & Cash Equivalents.......6.67%

(11)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(12)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE NAREIT-EQUITY REIT INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE U.S. REAL ESTATE INVESTMENT TRUST MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

THE REAL ESTATE INDUSTRY IS HIGHLY CYCLICAL, AND THE VALUE OF SECURITIES ISSUED BY COMPANIES DOING BUSINESS IN THAT SECTOR MAY FLUCTUATE WIDELY.

FUND MANAGEMENT

[PHOTOGRAPH OF SEAN D. KATOF OMITTED]

SEAN D. KATOF, CFA

SEAN KATOF IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED A BSBA FROM THE UNIVERSITY OF COLORADO AT BOULDER AND AN MS IN FINANCE FROM THE UNIVERSITY OF COLORADO AT DENVER. SEAN BEGAN HIS INVESTMENT CAREER IN 1994 AND IS ALSO A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

YOUR FUND'S REPORT

TECHNOLOGY FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Investors remained exceptionally risk averse during the past six months, prolonging the bear market. The period was characterized by one unnerving development after another that shook investor confidence to the core. First, it was several high-profile accounting scandals and rising tensions on the West Bank. Later, it was concerns surrounding another conflict with Iraq and fears that the U.S. economy was slipping back into recession. These fears peaked during the third calendar quarter, when the Dow Jones Industrial Average fell to its lowest level in four years.

--------------------------------------------------------------------------------
                               TECHNOLOGY FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/02
--------------------------------------------------------------------------------

Microsoft Corp............................5.36%
Cisco Systems.............................3.63%
First Data................................3.18%
Dell Computer.............................3.18%
Intel Corp................................3.02%
Symantec Corp.............................2.68%
Apple Computer............................2.18%
Fiserv Inc................................1.97%
Jabil Circuit.............................1.94%
Intuit Inc................................1.90%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Technology stocks fared even worse. In addition to being affected by the developments that hurt the broader market, the tech sector continued to be plagued by poor financial prospects.

LINE GRAPH:  INVESCO TECHNOLOGY FUND - INVESTOR CLASS GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/02.

      INVESCO TECHNOLOGY FUND - INVESTOR CLASS          S&P 500 INDEX(14)

9/92  $ 10,000                                          $10,000
9/93  $ 14,287                                          $11,297
9/94  $ 14,419                                          $11,713
9/95  $ 21,078                                          $15,193
9/96  $ 26,274                                          $18,280
9/97  $ 33,192                                          $25,670
9/98  $ 30,074                                          $28,001
9/99  $ 55,276                                          $35,783
9/00  $111,798                                          $40,531
9/01  $ 28,278                                          $29,746
9/02  $ 17,844                                          $23,657

The weakness in the broader market and the tech sector, specifically, translated into poor performance for the fund. For the six months ended September 30, 2002, the value of Technology Fund-Investor Class shares declined 50.74%, underperforming the 28.36% decline of the S&P 500 Index. (Of course, past performance is not a guarantee of future results.)(13),(14) For performance of other share classes, please see page 2.

THE TECHNOLOGY SECTOR OFFERED FEW PLACES TO HIDE

We adopted a fairly defensive posture months ago, focusing on companies we believed could withstand this severe recession in tech spending. Unfortunately, investor sentiment toward technology companies has been so poor that the sector offered few places to hide.

The semiconductor industry, an area that declined following weak economic data and persistently soft demand for personal computers, was one of the prime contributors to our weak performance. Early in the period, we reduced our weighting by about a third, believing the group's earlier fundamental improvement was not sustainable. Despite this tactic, the group's extraordinary weakness hampered performance. The fund's software exposure, which has been another area of emphasis, also disappointed, suffering from continued poor sales.

Even after considering the tech sector's depressed fundamentals, the sell-off was so severe and widespread that at times it appeared indiscriminate. This was especially so in September, when investors finally started abandoning even the areas that had been among the sector's better performers, such as computer services companies.

A FEW BRIGHT SPOTS

Only a handful of technology companies were able to keep pace with the broader market. For example, the fund's security software firms, notably Symantec Corp, have weathered the downturn well. Our research suggests that security software is one of the few areas in which companies are willing to invest. The largest, most liquid tech companies, such as Microsoft Corp and Dell Computer, also held up relatively well.

LINE GRAPH:  INVESCO TECHNOLOGY FUND - INSTITUTIONAL CLASS GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Institutional Class to the value of a $10,000 investment in the S&P 500 Index(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/98) through 9/30/02.

      INVESCO TECHNOLOGY FUND - INSTITUTIONAL CLASS     S&P 500 INDEX(14)

12/98 $10,000                                           $10,000
9/99  $15,247                                           $10,537
9/00  $30,938                                           $11,935
9/01  $ 7,866                                           $ 8,759
9/02  $ 5,002                                           $ 6,966

LINE GRAPH: INVESCO TECHNOLOGY FUND - CLASS A & B GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Class A and the value of a $10,000 investment in INVESCO Technology Fund
- Class B to the value of a $10,000 investment in the S&P 500 Index(14), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Technology Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 9/30/02.

      INVESCO TECHNOLOGY FUND   INVESCO TECHNOLOGY
      FUND - CLASS A            FUND - CLASS B          S&P 500 INDEX(14)

4/02  $10,000                   $10,000                 $10,000
9/02  $ 4,664                   $ 4,416                 $ 7,166

LINE GRAPH:  INVESCO TECHNOLOGY FUND - CLASS C GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(14), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Technology Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 9/30/02.

      INVESCO TECHNOLOGY FUND - CLASS C                 S&P 500 INDEX(14)

2/00  $10,000                                           $10,000
9/00  $10,198                                           $10,583
9/01  $ 2,553                                           $ 7,767
9/02  $ 1,591                                           $ 6,177

LINE GRAPH:  INVESCO TECHNOLOGY FUND - CLASS K GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 9/30/02.

      INVESCO TECHNOLOGY FUND - CLASS K                 S&P 500 INDEX(14)

12/00 $10,000                                           $10,000
9/01  $ 3,924                                           $ 8,001
9/02  $ 2,483                                           $ 6,363

Going forward, we'll remain sensitive to investor sentiment. We will continue to increase the portfolio's concentration, focusing on the market leaders, as well as on the few sub-sectors and isolated companies that continue to exhibit positive fundamental trends.

Looking to the future, there are reasons to be cautiously optimistic. On a seasonal basis, tech stocks tend to do well during the fourth quarter. Although seasonal consumer demand has been tepid, the outlook for the end of the year remains somewhat promising.

At some point, U.S. businesses must resume their investments in tech infrastructure -- technological obsolescence will eventually force upgrades and new purchases. As the economy recovers, and tech buyers undergo an attendant psychological shift, we would expect a return of the "virtuous" spending cycle.

(13)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(14)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

PIE CHART:  TECHNOLOGY FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/02

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Semiconductors..................15.82%
            Systems Software................13.96%
            Application Software.............8.92%
            Computer Hardware................8.36%
            Electronic Equipment &
            Instruments......................6.86%
            Data Processing Services.........6.35%
            IT Consulting & Services.........4.55%
            Networking Equipment.............4.02%
            Telecommunications Equipment.....3.92%
            Computer Storage & Peripherals...3.59%
            Other Industries................13.12%
            Net Cash & Cash Equivalents.....10.53%

FUND MANAGEMENT

[PHOTOGRAPH OF WILLIAM R. KEITHLER OMITTED]

WILLIAM R. KEITHLER, CFA

BILL KEITHLER IS A SENIOR VICE PRESIDENT AND DIRECTOR OF SECTOR MANAGEMENT OF INVESCO FUNDS GROUP. A CHARTERED FINANCIAL ANALYST CHARTERHOLDER, BILL RECEIVED AN MS FROM THE UNIVERSITY OF WISCONSIN-MADISON AND A BA FROM WEBSTER COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1982.

YOUR FUND'S REPORT

TELECOMMUNICATIONS FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The past six months were exceptionally volatile for stocks. Economic worries, the threat of the U.S. taking decisive action against Iraq, and repeated uncertainty stemming from corporate malfeasance made investors extremely risk averse. July saw stocks break through their bear market lows set in September 2001, and the Chicago Board Option Exchange's Volatility Index spiked higher, surpassing the level seen in the days immediately following the terrorist attacks. After a quiet August, stocks resumed their slide, breaking through the lows set in July. Overall, it was a difficult period for equity investors.

--------------------------------------------------------------------------------
                           TELECOMMUNICATIONS FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % OF TOTAL NET ASSETS AS OF 9/30/02
--------------------------------------------------------------------------------

Telefonos de Mexico SA de CV Sponsored
  ADR Representing 20 Series L Shrs..............................5.08%
KT Corp Sponsored ADR
  Representing 1/2 Ord Shr.......................................4.25%
Viacom Inc Class B Shrs..........................................4.13%
BCE Inc..........................................................3.87%
Vodafone Group PLC...............................................3.86%
L-3 Communications Holdings......................................3.67%
SK Telecom Ltd ADR Representing 1/9 Ord Shr......................3.62%
Comcast Corp Class A Shrs........................................3.55%
AT&T Corp........................................................3.37%
Nokia Corp Sponsored ADR
  Representing Ord Shrs..........................................3.06%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Telecommunications stocks endured an even rougher period, pressured by many of the same forces that negatively influenced the broader market. Especially damaging to the sector were the well-documented corporate accounting scandals. The sector was particularly hard hit by a confession from WorldCom Inc (not a fund holding) that it had overstated earnings by more than $3 billion.

The fund could not resist the broad weakness, and for the six months ended September 30, 2002, the value of Telecommunications Fund-Investor Class shares declined 39.89%. This return lagged the 28.36% drop in the S&P 500 Index as well as the 21.60% decline in the MSCI-EAFE Index. (Of course, past performance is not a guarantee of future results.)(15),(16) For performance of other share classes, please see page 2.

FIRST THREE MONTHS OF THE PERIOD WERE DIFFICULT

The fund actually outperformed the broader market during the third calendar quarter. For the most part, the fund's underperformance occurred earlier when the full depth and breadth of the WorldCom accounting scandal were brought to light. Although we had eliminated the fund's WorldCom position earlier this year, the company's announcement affected fund performance nonetheless by sending ripples through all telecommunications equipment stocks. Several of the fund's holdings declined, such as Cisco Systems, as investors worried about future telecom capital expenditures.

Other poor performing areas included wireless telecom services, which fell when investors worried about the group's subscriber growth potential, and cable, which declined on accounting fears. Even the incumbent service providers, which are often regarded as the sector's more defensive companies, were caught in the downturn.

FUND OUTPERFORMED DURING THE THIRD QUARTER

During the second half of the period, our relative performance improved dramatically. Throughout the summer, we gradually repositioned the fund to succeed in this challenging landscape. For starters, we de-emphasized the regional Bell operating companies (RBOCs). In our opinion, these companies continue to face intensifying competition in local markets, where regulation allows competitors to access the RBOCs' networks for below-market rates. This decision worked well for us during the second half of the period, as several RBOCs reported earnings that fell short of forecasts, and later lowered profit expectations for the coming year. In other moves, we further decreased our exposure to telecom equipment companies, particularly those that derive a significant portion of their revenues from sales to the RBOCs. Again, this tactic worked well as investors continued to rotate out of the telecom equipment group throughout the period.

LINE  GRAPH:   INVESCO TELECOMMUNICATIONS FUND - INVESTOR  CLASS  GROWTH  OF
               $10,000(15)

This line graph compares the value of a $10,000 investment in INVESCO Telecommunications Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(16), and to the value of a $10,000 investment in the MSCI EAFE Index(16), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (8/94) through 9/30/02.

      INVESCO TELECOMMUNICATIONS
      FUND - INVESTOR CLASS         S&P 500 INDEX(16)   MSCI EAFE INDEX(16)

8/94  $10,000                       $10,000             $10,000
9/94  $10,440                       $10,155             $ 9,919
9/95  $12,838                       $13,172             $10,525
9/96  $14,783                       $15,849             $11,466
9/97  $20,506                       $22,256             $12,898
9/98  $20,422                       $24,277             $11,856
9/99  $43,217                       $31,024             $15,569
9/00  $75,402                       $35,141             $16,102
9/01  $19,689                       $25,790             $11,550
9/02  $10,494                       $20,510             $ 9,787

LINE GRAPH: INVESCO TELECOMMUNICATIONS FUND - CLASS A & B GROWTH OF $10,000(15)

This line graph compares the value of a $10,000 investment in INVESCO Telecommunications Fund - Class A and the value of a $10,000 investment in INVESCO Telecommunications Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(16), and to the value of a $10,000 investment in the MSCI EAFE Index(16), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Telecommunications Fund - Class A and Class B inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 9/30/02.

      INVESCO TELECOMMUNICATIONS    INVESCO TELECOMMUNICATIONS    S&P 500        MSCI EAFE
      FUND - CLASS A                FUND - CLASS B                INDEX(16)      INDEX(16)
4/02  $10,000                       $10,000                       $10,000        $10,000
9/02  $ 5,688                       $ 5,487                       $ 7,166        $ 7,840

National telecom service providers in foreign markets aided fund performance. Companies such as BCE Inc and SK Telecom Ltd, the leading service providers in Canada and South Korea, respectively, do not face the competitive threat that our domestic RBOCs do, and they continue to enjoy robust cash flows.

PIE CHART:  TELECOMMUNICATIONS FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/02

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Integrated Telecommunication
            Services.......................33.62%
            Wireless Telecommunication
            Services.......................14.09%
            Cable & Satellite Operators.....8.99%
            Telecommunications
            Equipment.......................7.73%
            Movies & Entertainment..........5.35%
            Broadcasting - Radio/TV.........5.30%
            Aerospace & Defense.............3.67%
            Networking Equipment............3.54%
            Systems Software................2.59%
            Publishing & Printing...........2.39%
            Other Industries................3.68%
            Net Cash & Cash Equivalents.....9.05%

FUND MANAGEMENT

[PHOTOGRAPH OF BRIAN B. HAYWARD OMITTED]

BRIAN B. HAYWARD, CFA

BRIAN HAYWARD IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO IN 1997, HE WAS A SENIOR EQUITY ANALYST FOR MISSISSIPPI VALLEY ADVISORS. BRIAN HAS A BA IN MATHEMATICS AND AN MA IN ECONOMICS FROM THE UNIVERSITY OF MISSOURI. HE IS ALSO A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND BEGAN HIS INVESTMENT CAREER IN 1985.

COMPELLING GROWTH OPPORTUNITIES EMERGING

Going forward, we believe the telecom sector offers several compelling long-term opportunities for growth. For example, we remain enthusiastic about rural local exchange carriers, such as CenturyTel Inc. Although there are not any regulatory issues protecting the rural service providers, the nature of their markets is somewhat of a barrier to entry, as potential competitors would rather focus on the "low hanging fruit" in urban markets. We also have continued confidence in the international incumbent service providers.

Finally, although the period was devoid of any additional developments relating to wireless consolidation, we continue to consider that theme as well. In telecom equipment, we will continue to emphasize companies that are focused on the enterprise market, rather than on the carriers.

LINE GRAPH:  INVESCO TELECOMMUNICATIONS FUND - CLASS C GROWTH OF $10,000(15)

This line graph compares the value of a $10,000 investment in INVESCO Telecommunications Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(16), and to the value of a $10,000 investment in the MSCI EAFE Index(16), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Telecommunications Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 9/30/02.

      INVESCO TELECOMMUNICATIONS
      FUND - CLASS C                S&P 500 INDEX(16)   MSCI EAFE INDEX(16)

2/00  $10,000                       $10,000             $10,000
9/00  $ 9,325                       $10,583             $ 9,184
9/01  $ 2,411                       $ 7,767             $ 6,588
9/02  $ 1,271                       $ 6,177             $ 5,582

LINE GRAPH:  INVESCO TELECOMMUNICATIONS FUND - CLASS K GROWTH OF $10,000(15)

This line graph compares the value of a $10,000 investment in INVESCO Telecommunications Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(16), and to the value of a $10,000 investment in the MSCI EAFE Index(16), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 9/30/02.

      INVESCO TELECOMMUNICATIONS
      FUND - CLASS K                S&P 500 INDEX(16)   MSCI EAFE INDEX(16)

12/00 $10,000                       $10,000             $10,000
9/01  $ 3,813                       $ 8,001             $ 7,629
9/02  $ 2,026                       $ 6,363             $ 6,465

(15)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(16)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE MSCI-EAFE INDEX REFLECTS THE
PERFORMANCE OF COMMON STOCKS FOR EUROPE, AUSTRALASIA AND THE FAR EAST. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN FOREIGN ACCOUNTING AND SECURITIES REGULATION.

YOUR FUND'S REPORT

UTILITIES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Stocks endured another heavy dose of volatility over the past six months, finishing the semiannual period significantly lower. Early on, news of corporate accounting scandals lingered, and then, as the period progressed, attention shifted to data suggesting that the economic recovery had stalled. Generally weak earnings and talk of a possible war with Iraq only heightened the pervading sense of uncertainty.

UTILITIES DOGGED BY NEGATIVE HEADLINES

Unfortunately, utility stocks -- despite their typically defensive market position -- were hampered not only by the unfavorable broad market, but also by some sector-specific developments. At the heart of the group's weak showing were the gas utilities, which declined sharply as the market grew increasingly leery of any company with trading operations. The Enron Corp (not a fund holding) scandal found new legs as the Federal Energy Regulatory Commission (FERC) discovered that the bankrupt energy trader had used a variety of questionable tactics to manipulate energy prices in California. In response, FERC ordered all of the companies that supplied power to California to preserve their records, leading many investors to wonder whether the group would experience more Enron-like meltdowns.

Meanwhile, telecommunications stocks remained under pressure as investors worried that the slow economy would hurt demand for telecom services. In addition, the sector absorbed a serious blow when accounting irregularities at WorldCom Inc (not a fund holding) surfaced, occupying headlines and fueling investors' fears.

Against this backdrop, for the six months ended September 30, 2002, the value of Utilities Fund-Investor Class shares fell 23.84%. However, we're pleased to report that this return outperformed both the 28.36% loss registered by the S&P 500 Index, and the 35.43% decline posted by the S&P 500 Utilities Index, a more appropriate benchmark for the fund during the same period. (Of course, past performance is not a guarantee of future results.)(17),(18) For performance of other share classes, please see page 2.

FUND BENEFITS FROM CONSERVATIVE POSITIONING

Prior to the onset of the latest semiannual period, we had decreased the telecommunications weighting and sold the fund's competitive local exchange carriers (CLEC). Those telecom firms remaining in the portfolio are limited to more defensive names, like regional Bell operating companies AT&T Corp and Verizon Communications. Even though these firms endured sharp losses over the past six months, they declined far less dramatically than the CLECs -- several of which have filed for bankruptcy protection this past year.

--------------------------------------------------------------------------------
                                UTILITIES FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/02
--------------------------------------------------------------------------------

Southern Co...............................4.84%
FPL Group.................................4.82%
Exelon Corp...............................4.73%
DTE Energy................................4.62%
TXU Corp..................................4.55%
Entergy Corp..............................4.44%
PPL Corp..................................4.24%
Dominion Resources........................4.24%
Cinergy Corp..............................4.03%
Hawaiian Electric Industries..............4.00%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

LINE GRAPH:  INVESCO UTILITIES FUND - INVESTOR CLASS GROWTH OF $10,000(17)

This line graph compares the value of a $10,000 investment in INVESCO Utilities Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(18), and to the value of a $10,000 investment in the S&P 500 Utilities Index(18), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/02.

      INVESCO UTILITIES
      FUND - INVESTOR CLASS      S&P 500 INDEX(18)   S&P 500 UTILITIES INDEX(18)

9/92  $10,000                    $10,000             $10,000
9/93  $13,247                    $11,297             $12,336
9/94  $12,187                    $11,713             $ 9,958
9/95  $13,846                    $15,193             $12,499
9/96  $15,729                    $18,280             $13,475
9/97  $18,580                    $25,670             $15,309
9/98  $22,048                    $28,001             $20,010
9/99  $27,205                    $35,783             $19,656
9/00  $33,757                    $40,531             $28,177
9/01  $20,319                    $29,746             $21,068
9/02  $15,085                    $23,657             $13,606

Another key change was our decision to place more emphasis on those integrated electric utilities that offer competitive dividend yields and boast strong balance sheets. This strategy also worked well for the fund, as electrics soundly outperformed their gas counterparts over the period. Specifically, electric utility Southern Co contributed a solid gain, in large part because the company had the foresight to spin off its power trading business, thereby evading the troubles plaguing that industry.

Finally, the fund received a boost when, in restructuring the portfolio earlier this year, we elected to add a fixed-income component. With approximately 7% of assets invested in mainly investment-grade utilities bonds at the period's end, we saw performance improve thanks to the inclusion of this more defensive asset class, which provided a measure of stability and increased the fund's yield during the period.

NAVIGATING A CHALLENGING ENVIRONMENT

The environment for electric utilities, gas distributors, and telecom companies remains challenging. Although the summer yielded warmer-than-expected weather -- spurring energy consumption -- industrial demand has been weak, taking its cue from the stalled economic recovery.

On the positive side, a few utilities recently announced that they would not be completing new plants at this time as was originally projected. We believe that this could help keep supply in check. Overall, given today's uncertain climate, we expect to maintain a defensive posture characterized by a portfolio emphasizing more conservative electric utilities, and with a significant allocation toward bonds and cash.

PIE CHART:  UTILITIES FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/02

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Electric Utilities...............72.28%
            Integrated Telecommunication
            Services.........................15.03%
            Natural Gas Pipelines.............3.49%
            Gas Utilities.....................1.89%
            Water Utilities...................1.73%
            Multi-Utilities...................1.02%
            Net Cash & Cash Equivalents.......4.56%

LINE GRAPH: INVESCO UTILITIES FUND - CLASS A & B GROWTH OF $10,000(17)

This line graph compares the value of a $10,000 investment in INVESCO Utilities Fund - Class A and the value of a $10,000 investment in INVESCO Utilities Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(18), and to the value of a $10,000 investment in the S&P 500 Utilities Index(18), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Utilities Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 9/30/02.

      INVESCO UTILITIES    INVESCO UTILITIES    S&P 500      S&P 500 UTILITIES
      FUND - CLASS A       FUND - CLASS B       INDEX(18)    INDEX(18)

4/02  $10,000              $10,000              $10,000      $10,000
9/02  $ 7,191              $ 7,078              $ 7,166      $ 6,457

LINE GRAPH:  INVESCO UTILITIES FUND - CLASS C GROWTH OF $10,000(17)

This line graph compares the value of a $10,000 investment in INVESCO Utilities Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(18), and to the value of a $10,000 investment in the S&P 500 Utilities Index(18), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Utilities Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 9/30/02.

      INVESCO UTILITIES
      FUND - CLASS C           S&P 500 Index(18)     S&P 500 Utilities Index(18)

2/00  $10,000                  $10,000               $10,000
9/00  $ 9,852                  $10,583               $14,532
9/01  $ 5,881                  $ 7,767               $10,866
9/02  $ 4,333                  $ 6,177               $ 7,017

(17)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(18)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P 500 UTILITIES INDEX IS CONSIDERED REPRESENTATIVE OF EQUITIES IN THE UTILITIES SECTOR. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF JEFFREY G. MORRIS OMITTED]

JEFFREY G. MORRIS, CFA

JEFF MORRIS IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED A BS FROM COLORADO STATE UNIVERSITY AND AN MS FROM THE UNIVERSITY OF COLORADO-DENVER. JEFF IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND BEGAN HIS INVESTMENT CAREER IN 1991.

QUESTIONS & ANSWERS

AN INTERVIEW WITH DIRECTOR OF SECTOR MANAGEMENT BILL KEITHLER

[PHOTOGRAPH OF BILL KEITHLER OMITTED]

BILL KEITHLER IS A SENIOR VICE PRESIDENT AND DIRECTOR OF SECTOR MANAGEMENT AT INVESCO FUNDS GROUP

SECTOR FUNDS MAY IMPROVE YOUR PORTFOLIO'S RISK/RETURN PROFILE

BILL, THE ECONOMY APPEARS TO BE IN TRANSITION, AS SEVERAL DATA POINTS ARE BEGINNING TO INDICATE ECONOMIC STABILIZATION AND MODEST IMPROVEMENT. WHICH ECONOMIC SECTORS ARE POISED TO BENEFIT THE MOST FROM A RECOVERY?

BILL KEITHLER: The truth is, every economic sector should benefit from an improved business climate to varying degrees. But it's nearly impossible to predict with much accuracy which ones would receive the most significant boost to their fundamentals.

With this in mind, I wouldn't recommend that investors try to position their portfolios to "get in front of" an economic recovery, because that's akin to timing the market -- and we all know that timing the market is an exercise in futility.

WHAT WOULD YOU RECOMMEND INSTEAD?

BILL KEITHLER: I think investors should formulate a diversified investment strategy that's suitable for their personal goals and investment time horizon. Then they should stick with that plan.

That said, I think sector funds can play an integral role in the asset allocation strategies of most long-term investors.

WHY DO YOU THINK THAT?

BILL KEITHLER: Many long-term investors use portfolio diversification to decrease overall volatility without sacrificing growth potential. With this goal in mind, they often maintain investments in different asset classes, companies of various sizes, different investment styles, and in international stocks. The thinking is that, by investing in a variety of different investment opportunities, when one of them underperforms, other investments can take up the slack. However, that's only true if their various investments behave differently from one another. The more similar their performance is, the less diversification benefit they realize.

Sector funds can help solve this problem. Recent studies revealed that traditional diversification strategies that have focused on asset classes and geographies have in fact become less effective than strategies that emphasize sector diversification. Economic sectors often exhibit low mutual correlation -- in the past, various sectors haven't performed in sync with one another or with the broader market. At the same time, a comparison of asset classes based on market cap and style reveal a much higher correlation to one another as well as the broader market. Even international markets have started to move closer in lockstep with U.S. stocks.

Because of these trends, investors who employed diversification strategies that incorporate sectors have improved their portfolio's risk/reward profile -- more so than investors who utilized more traditional diversification strategies.

SO YOU'RE SAYING THAT BY DIVERSIFYING WITH SECTOR FUNDS, INVESTORS CAN IMPROVE RETURNS WITHOUT SIGNIFICANTLY INCREASING OVERALL PORTFOLIO VOLATILITY?

BILL KEITHLER: That's right. Ibbotson Associates, which is a respected economic research firm, recently conducted a study for INVESCO that suggested investors could improve their portfolio's risk-adjusted returns by adding sector exposure. The study revealed that the addition of sector funds to a broadly diversified portfolio enhances returns without increasing risk.

This performance advantage offered by exposure to sector funds stems from the fact that different economic sectors react to news, market conditions and economic stages differently. For example, leisure stocks might react to an economic recession differently than health care stocks might. And that's the key to achieving successful diversification: You have to diversify across investments that don't perform the same way all the time. Sector funds are one way for investors to add performance to their portfolios that's not highly correlated. The key is to invest in a group of sector funds that behave dissimilarly to each other and to the rest of your portfolio.

WHICH COMBINATION OF SECTORS PROVIDES THE GREATEST DIVERSIFICATION BENEFITS?

BILL KEITHLER: It depends on the investor and the underlying portfolio. Individual investors have different goals, investment time horizons, and risk tolerances. Every investor needs to find a combination of investments that is specifically tailored to his or her needs.

Some investors can formulate a suitable asset allocation strategy themselves, but most probably need help. And that's where a professional financial advisor can be invaluable.

"THE STUDY REVEALED THAT THE ADDITION OF SECTOR FUNDS TO A BROADLY DIVERSIFIED PORTFOLIO ENHANCES RETURNS WITHOUT INCREASING RISK."

--BILL KEITHLER

MARKET HEADLINES

MARKET OVERVIEW:

APRIL 2002 THROUGH SEPTEMBER 2002

The six months ended September 30, 2002, was exceptionally volatile -- and, ultimately, a disappointing stretch of time for investors hoping to see the onset of an economic recovery. Although some positive economic data surfaced in the spring, wary investors preferred to focus on the preponderance of negative news. Fundamentally, corporate profits remained lackluster. Negative headlines surrounding energy traders and investigations into brokerage and investment banking practices were regularly featured in the news -- additional fallout from Enron's dramatic collapse in December 2001.

Also capturing investors' attention were rising geopolitical tensions. As summer unfolded, the Bush administration had begun seeking support for an attack on Iraq, which only added to the market's anxieties.

By July, investors responded by going on a selling spree. During the first three weeks of the month, the selling was so widespread and indiscriminate that some observers wondered if the bear market had finally found its bottom. As the month progressed, this speculation gained momentum, fueling a sharp (albeit choppy) rally that started during the last week of July and lasted into August.

There were reasons for optimism. For one thing, the second calendar quarter's corporate earnings reports generally exceeded depressed expectations. And government regulators appeared to be taking steps to restore the public's confidence in corporate accounting, notably by mandating that the top executives of America's largest companies certify under oath that their financial statements legitimately reflected the health of their businesses.

However, by the end of August, the rally had stalled in response to an influx of tepid economic data. Specifically, investors found little comfort in the relatively weak consumer confidence data, and, while the manufacturing and non-manufacturing sectors continued to grow, they did so at a slower pace than we saw earlier in the year.

The gloom only deepened in September. Third-quarter pre-announcements of earnings shortfalls were prevalent, and forward-looking earnings projections were also generally bleak. Meanwhile, economic news offered little respite from the negative headlines, with the Institute of Supply Management reporting that manufacturing growth was down to 49.5% in September, the first time it's fallen below 50% since January. Toward the end of the month, a labor dispute kept dockworkers on the West Coast from unloading cargo, resulting in a port lockout, and the U.S.'s aggressive stance toward Iraq continued, fueling worries that war could break out soon. These developments only heightened the sense of uncertainty that had persisted all year. September closed out the worst quarter for the Dow Jones Industrial Average since 1987.

On the positive side, bonds performed well, aided by investors' anxiety over the struggling stock market -- which spurred a flight to investments believed to be "safe havens" -- as well as the Federal Reserve Board's decision to keep interest rates low. Some stocks in more defensive areas, such as consumer staples, also managed to weather the downturn with relative aplomb. However, these pockets of strength were few and far between, and a decidedly bearish undertone remains with us. Going forward, investors will be closely monitoring earnings and the latest economic data to determine whether we are drawing any closer to the long-awaited recovery.

"GOING FORWARD, INVESTORS WILL BE CLOSELY MONITORING EARNINGS AND THE LATEST ECONOMIC DATA TO DETERMINE WHETHER WE ARE DRAWING ANY CLOSER TO THE LONG-AWAITED RECOVERY."

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2002
UNAUDITED

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                  VALUE
-------------------------------------------------------------------------------------------------
ENERGY FUND
93.12   COMMON STOCKS
2.42    GAS UTILITIES
        Equitable Resources                                        182,100        $     6,291,555
=================================================================================================
32.68   INTEGRATED OIL & GAS
        Amerada Hess                                               137,000              9,299,560
        BP PLC Sponsored ADR
          Representing 6 Ord Shrs                    UK            200,000              7,980,000
        ChevronTexaco Corp                                          90,900              6,294,825
        ConocoPhillips                                             110,000              5,086,400
        Eni SpA Sponsored ADR
          Representing 5 Ord Shrs(a)                 IT            100,000              6,863,000
        Exxon Mobil                                                220,000              7,018,000
        Murphy Oil                                                 240,000             19,696,800
        Occidental Petroleum                                       280,000              7,946,400
        Royal Dutch Petroleum New York
          Registry 1.25 Gldr Shrs                    NL            180,000              7,230,600
        TotalFinaElf SA Sponsored ADR
        Representing 1/2 Ord Shr                     FR            116,000              7,638,600
=================================================================================================
                                                                                       85,054,185
6.44    OIL & GAS DRILLING
        Atwood Oceanics(b)                                          92,000              2,691,000
        GlobalSantaFe Corp                                         177,000              3,955,950
        Grey Wolf(b)                                             1,280,000              4,608,000
        Noble Corp(b)                                               93,800              2,907,800
        Pride International(b)                                     200,000              2,600,000
=================================================================================================
                                                                                       16,762,750
19.08   OIL & GAS EQUIPMENT & SERVICES
        Baker Hughes                                               346,700             10,064,701
        Cal Dive International(b)                                  480,000              9,680,160
        Cooper Cameron(b)                                          136,000              5,679,360
        FMC Technologies(b)                                        440,000              7,374,400
        Schlumberger Ltd                             NL            145,000              5,576,700
        Smith International(b)                                      80,000              2,344,800
        Technip-Coflexip SA Sponsored ADR
        Representing 1/4 Ord Shr                     FR            221,323              3,629,697
        Weatherford International Ltd(b)             BD            143,000              5,311,020
=================================================================================================
                                                                                       49,660,838
32.50   OIL & GAS EXPLORATION,
         PRODUCTION & TRANSPORTATION
        Anadarko Petroleum                                         152,000              6,770,080
        Apache Corp                                                188,000             11,176,600
        Burlington Resources                                       175,000              6,713,000
        EEX Corp(b)                                                397,800                735,930
        EnCana Corp                                  CA            255,000              7,675,500
        EOG Resources                                              176,000              6,328,960

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

        Kerr-McGee Corp                                            254,000        $    11,033,760
        Ocean Energy                                               320,000              6,384,000
        Pioneer Natural Resources(b)                               535,000             12,973,750
        Pogo Producing                                              80,000              2,724,800
        Remington Oil & Gas(b)                                     402,500              5,675,250
        Talisman Energy                              CA            160,000              6,416,000
=================================================================================================
                                                                                       84,607,630
        TOTAL COMMON STOCKS (COST $238,195,723)                                       242,376,958
=================================================================================================
6.42    SHORT-TERM INVESTMENTS
4.99    Commercial Paper -- Banks
        UBS Finance, Discount Notes, 1.970%,
          10/1/2002 (Amortized Cost $13,000,000)              $ 13,000,000             13,000,000
=================================================================================================
1.43    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 9/30/2002 due 10/1/2002 at 1.830%,
          repurchased at $3,729,190 (Collateralized
          by Federal Farm Credit Bank, Discount
          Notes, due 10/7/2002, value $3,803,796)
          (Cost $3,729,000)                                   $  3,729,000              3,729,000
=================================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $16,729,000)                                                 16,729,000
=================================================================================================
99.54   TOTAL INVESTMENTS AT VALUE
          (COST $254,924,723)                                                         259,105,958
=================================================================================================
0.46    OTHER ASSETS LESS LIABILITIES                                                   1,188,322
=================================================================================================
100.00  NET ASSETS AT VALUE                                                       $   260,294,280
=================================================================================================

FINANCIAL SERVICES FUND
95.92   COMMON STOCKS
41.50   BANKS
        Bank of America                                            721,800        $    46,050,840
        Bank of New York                                           554,400             15,933,456
        Bank One                                                   672,600             25,155,240
        Comerica Inc                                                58,200              2,806,404
        Commerce Bancorp                                           202,400              8,401,624
        Compass Bancshares                                         153,300              4,520,817
        Fifth Third Bancorp                                        713,550             43,690,667
        First Tennessee National                                   158,000              5,477,860
        Golden West Financial                                       28,200              1,753,476
        Greater Bay Bancorp                                        189,200              3,441,548
        Hibernia Corp Class A Shrs                                 302,700              6,050,973
        Huntington Bancshares                                      113,700              2,068,203
        Investors Financial Services                               411,900             11,150,133
        M & T Bank                                                  68,100              5,366,961
        National Commerce Financial                                649,300             16,264,965
        Northern Trust                                             329,300             12,421,196
        Synovus Financial                                          607,700             12,530,774
        TCF Financial                                              637,100             26,968,443
        UBS AG(b)                                                  160,200              6,568,200
        UnionBanCal Corp                                           132,000              5,545,320

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

        US Bancorp(b)                                              152,000        $     2,824,160
        Wachovia Corp                                              506,600             16,560,754
        Wells Fargo & Co                                         1,066,000             51,338,560
        Zions Bancorp                                              196,400              8,549,292
=================================================================================================
                                                                                      341,439,866
7.67    CONSUMER FINANCE
        Capital One Financial                                      262,400              9,163,008
        Freddie Mac                                                721,200             40,315,080
        SLM Corp                                                   146,700             13,663,638
=================================================================================================
                                                                                       63,141,726
0.36    DATA PROCESSING SERVICES
        Concord EFS(b)                                             184,600              2,931,448
=================================================================================================
12.86   DIVERSIFIED FINANCIAL SERVICES
        Ambac Financial Group                                      547,800             29,520,942
        American Express                                           670,400             20,903,072
        Citigroup Inc                                            1,156,100             34,278,365
        JP Morgan Chase & Co                                       389,950              7,405,151
        Moody's Corp                                                81,800              3,967,300
        New York Community Bancorp                                 201,100              5,664,987
        SEI Investments                                             81,600              1,948,608
        State Street                                                54,000              2,086,560
=================================================================================================
                                                                                      105,774,985
1.98    INSURANCE BROKERS
        Marsh & McLennan                                           391,700             16,310,388
=================================================================================================
12.05   INVESTMENT ADVISER/BROKER DEALER SERVICES
        Affiliated Managers Group(b)                                61,500              2,743,515
        Eaton Vance                                                237,300              6,558,972
        Federated Investors Class B Shrs                           444,950             12,009,200
        Goldman Sachs Group                                        247,900             16,368,837
        Legg Mason                                                 228,100              9,707,936
        Lehman Brothers Holdings                                   430,300             21,106,215
        Merrill Lynch & Co                                         930,500             30,659,975
=================================================================================================
                                                                                       99,154,650
0.28    IT CONSULTING & SERVICES
        BISYS Group(b)                                             136,000              2,272,560
=================================================================================================
3.31    LIFE & HEALTH INSURANCE
        AFLAC Inc                                                  229,900              7,055,631
        John Hancock Financial Services                            297,700              8,276,060
        Nationwide Financial Services Class A Shrs                 447,100             11,937,570
=================================================================================================
                                                                                       27,269,261
8.18    MULTI-LINE INSURANCE
        American International Group                               740,902             40,527,339
        Hartford Financial Services Group                          185,900              7,621,900
        Radian Group                                               587,000             19,171,420
=================================================================================================
                                                                                       67,320,659
3.85    PROPERTY & CASUALTY INSURANCE
        Allstate Corp                                               97,200              3,455,460

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

        PartnerRe Ltd                                               79,400        $     3,825,492
        SAFECO Corp                                                297,000              9,438,660
        St Paul                                                    333,600              9,580,992
        Travelers Property Casualty Class A Shrs(b)                407,537              5,379,488
=================================================================================================
                                                                                       31,680,092
0.91    REAL ESTATE INVESTMENT TRUSTS
        iStar Financial                                            268,300              7,490,936
=================================================================================================
2.97    REINSURANCE
        RenaissanceRe Holdings Ltd                                 647,700             24,476,583
=================================================================================================
        TOTAL COMMON STOCKS (COST $772,362,915)                                       789,263,154
=================================================================================================
5.84    SHORT-TERM INVESTMENTS
5.10    COMMERCIAL PAPER -- BANKS
        UBS Finance, Discount Notes, 1.970%, 10/1/2002
          (Amortized Cost $42,000,000)                        $ 42,000,000             42,000,000
=================================================================================================
0.74    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 9/30/2002 due 10/1/2002 at 1.830%,
          repurchased at $6,101,310 (Collateralized by
          Federal Farm Credit Bank, Discount Notes,
          due 10/7/2002, value $6,228,028)
          (Cost $6,101,000)                                   $  6,101,000              6,101,000
=================================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $48,101,000)                                                 48,101,000
=================================================================================================
101.76  TOTAL INVESTMENTS AT VALUE
          (COST $820,463,915)                                                         837,364,154
=================================================================================================
(1.76)  OTHER ASSETS LESS LIABILITIES                                                 (14,518,364)
=================================================================================================
100.00  NET ASSETS AT VALUE                                                       $   822,845,790
=================================================================================================

GOLD & PRECIOUS METALS FUND
79.69   COMMON STOCKS & RIGHTS
8.30    DIVERSIFIED METALS & MINING
        Apollo Gold(b)                               CA          1,259,600        $     2,144,068
        Freeport McMoRan Copper & Gold Class B
          Shrs(b)                                                  175,000              2,355,500
        North American Palladium Ltd(b)              CA            200,000                838,482
        Repadre Capital(b)                           CA            450,000              2,397,239
        Solitario Resources(b)                       CA            631,000                181,002
        Star Resources(b)                            CA            642,785                 76,995
        Teck Cominco Ltd Class B Shrs(a)             CA            280,000              1,791,703
=================================================================================================
                                                                                        9,784,989
64.78   GOLD
        Agnico-Eagle Mines Ltd(a)                    CA            294,000              4,706,940
        AngloGold Ltd Sponsored ADR
          Representing 1/2 Ord Shr                   SF            180,000              4,797,000
        Ashanti Goldfields Ltd GDR
          Representing Ord Shrs(a)(b)                GH            465,400              2,643,472
        Barrick Gold                                 CA            400,000              6,220,000
        Chesapeake Gold(b)                           CA            226,700                278,694

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

        Claude Resources(b)                          CA            325,100        $       250,045
        Glamis Gold Ltd(b)                           CA          1,032,000              9,553,269
        Glamis Gold Ltd Rights
          (Rights to purchase Common Shrs)(b)        CA            226,700                      1
        Goldcorp Inc                                 CA            450,000              4,963,500
        Harmony Gold Mining Ltd Sponsored ADR
          Representing Ord Shrs                      SF            300,000              4,695,000
        IAMGOLD Corp(a)                              CA          1,300,000              4,982,978
        Kinross Gold(a)(b)                           CA          2,750,000              6,050,624
        Meridian Gold(a)(b)                          CA            525,000              9,607,500
        Newmont Mining                                             400,000             11,004,000
        Pacific Rim Mining(b)                        CA          1,254,900                632,909
        Placer Dome                                  CA            595,000              5,432,350
        Rio Narcea Gold Mines Ltd(b)                 CA            545,900                516,234
=================================================================================================
                                                                                       76,334,516
6.61    PRECIOUS METALS & MINERALS
        Aber Diamond(b)                              CA            140,000              2,493,380
        Compania de Minas Buenaventura SA Sponsored
          ADR Representing Series B Shrs             PE            126,000              2,696,400
        Impala Platinum Holdings Ltd                 SF             49,000              2,604,345
=================================================================================================
                                                                                        7,794,125
        TOTAL COMMON STOCKS & RIGHTS (COST $70,959,701)                                93,913,630
=================================================================================================
5.65    PREFERRED STOCKS
5.65    DIVERSIFIED METALS & MINING
        Freeport McMoRan Copper & Gold Depository Shrs
          Representing 1/20 Series Gold Pfd Shr
          (Cost $4,578,557)                                        235,000              6,650,500
=================================================================================================
9.19    OTHER SECURITIES
9.19    GOLD BULLION
        Gold Bullion Troy Oz(b) (Cost $9,475,205)                   33,478(d)          10,831,781
=================================================================================================
4.99    SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street dated
          9/30/2002 due 10/1/2002 at 1.830%, repurchased
          at $5,881,299 (Collateralized by Federal Farm
          Credit Bank, Discount Notes, due 10/7/2002,
          value $6,003,099) (Cost $5,881,000)                 $  5,881,000              5,881,000
=================================================================================================
99.52   TOTAL INVESTMENTS AT VALUE
          (COST $90,894,463)                                                          117,276,911
=================================================================================================
0.48    OTHER ASSETS LESS LIABILITIES                                                     568,260
=================================================================================================
100.00  NET ASSETS AT VALUE                                                       $   117,843,415
=================================================================================================

HEALTH SCIENCES FUND
89.74   COMMON STOCKS
6.27    BIOTECHNOLOGY
        Amgen Inc(b)                                               641,500        $    26,750,550
        Charles River Laboratories International(b)                201,600              7,912,800
        Gilead Sciences(b)                                         989,460             33,176,594
=================================================================================================
                                                                                       67,839,944

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

7.51    HEALTH CARE DISTRIBUTORS & SERVICES
        McKesson Corp                                            1,037,400        $    29,389,542
        Triad Hospitals(b)                                       1,364,400             51,778,980
=================================================================================================
                                                                                       81,168,522
14.62   HEALTH CARE EQUIPMENT
        Advanced Medical Optics(b)                                       1                     10
        Boston Scientific(b)                                       170,000              5,365,200
        C.R. Bard                                                  341,200             18,639,756
        Guidant Corp(b)                                            327,400             10,578,294
        Medtronic Inc                                              711,400             29,964,168
        St Jude Medical(b)                                         951,080             33,953,556
        Varian Medical Systems(b)                                  809,680             34,808,143
        Zimmer Holdings(b)                                         645,662             24,754,681
=================================================================================================
                                                                                      158,063,808
21.18   HEALTH CARE FACILITIES
        Community Health Systems(b)                                432,700             11,522,801
        HCA Inc                                                  1,245,120             59,280,163
        Health Management Associates Class A Shrs(b)             2,287,100             46,245,162
        Tenet Healthcare(b)                                      1,222,735             60,525,382
        Universal Health Services Class B Shrs(b)                1,006,700             51,492,705
=================================================================================================
                                                                                      229,066,213
4.12    HEALTH CARE SUPPLIES
        Alcon Inc(b)                                             1,150,500             44,581,875
=================================================================================================
7.05    MANAGED HEALTH CARE
        Anthem Inc(b)                                              263,416             17,122,040
        Coventry Health Care(b)                                    226,800              7,371,000
        First Health Group(b)                                    1,185,840             32,159,981
        UnitedHealth Group                                         225,000             19,624,500
=================================================================================================
                                                                                       76,277,521
28.99   PHARMACEUTICALS
        Abbott Laboratories                                        682,830             27,586,332
        Allergan Inc                                               299,840             16,311,296
        AmerisourceBergen Corp                                     680,925             48,631,663
        Forest Laboratories(b)                                     612,842             50,259,172
        Johnson & Johnson                                          912,162             49,329,721
        Pfizer Inc                                                 921,251             26,734,704
        Pharmacia Corp                                             831,707             32,336,768
        Schering AG Sponsored ADR
          Representing Ord Shrs(a)                                 287,700             13,809,600
        Teva Pharmaceutical Industries Ltd Sponsored ADR
          Representing Ord Shrs                                    722,820             48,428,940
=================================================================================================
                                                                                      313,428,196
        TOTAL COMMON STOCKS (COST $854,143,699)                                       970,426,079
=================================================================================================
0.67    PREFERRED STOCKS
0.00    BIOTECHNOLOGY
        Ingenex Inc, Conv Pfd, Series B Shrs(b)(i)                 103,055                 62,864
=================================================================================================
0.67    HEALTH CARE EQUIPMENT
        Athersys Inc, Conv Pfd, Class F Shrs(b)(i)                 416,667              5,416,667

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

        Scimagix Inc, Pfd, Series C Shrs(b)(i)                     641,635        $     1,350,000
        UltraGuide Inc, Pfd
          Series E Shrs(b)(i)                                      445,050                431,699
          Series F Shrs(b)(i)                                       50,000                 48,500
=================================================================================================
                                                                                        7,246,866
        TOTAL PREFERRED STOCKS (COST $8,450,002)                                        7,309,730
=================================================================================================
15.32   SHORT-TERM INVESTMENTS
15.26   COMMERCIAL PAPER
1.39    BANKS
        UBS Finance, Discount Notes, 1.970%, 10/1/2002        $ 15,000,000             15,000,000
=================================================================================================
9.25    CONSUMER FINANCE
        General Electric Capital, 1.950%, 10/1/2002           $ 50,000,000             50,000,000
        Household Finance, 1.970%, 10/1/2002                  $ 50,000,000             50,000,000
=================================================================================================
                                                                                      100,000,000
4.62    CONSUMER RECEIVABLES
        New Center Asset Trust, Series 1, Discount Notes,
          1.970%, 10/1/2002                                   $ 50,000,000             50,000,000
=================================================================================================
        TOTAL COMMERCIAL PAPER (Amortized Cost $165,000,000)                          165,000,000
=================================================================================================
0.06    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 9/30/2002 due 10/1/2002 at 1.830%,
          repurchased at $635,032 (Collateralized by
          Federal Farm Credit Bank, Discount Notes,
          due 10/7/2002, value $649,794)(Cost $635,000)       $    635,000                635,000
=================================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $165,635,000)                                               165,635,000
=================================================================================================
105.73  TOTAL INVESTMENTS AT VALUE
          (COST $1,028,228,701)                                                     1,143,370,809
=================================================================================================
(5.73)  OTHER ASSETS LESS LIABILITIES                                                 (61,996,416)
=================================================================================================
100.00  NET ASSETS AT VALUE                                                       $ 1,081,374,393

LEISURE FUND
96.28   COMMON STOCKS
14.28   ADVERTISING
        Grey Global Group                                              912        $       538,080
        Harte-Hanks Inc                                            448,950              8,354,959
        JC Decaux SA(b)                              FR            371,900              4,197,407
        Omnicom Group                                              706,000             39,310,080
        Valassis Communications(b)                                 989,200             34,691,244
        WPP Group PLC                                UK          1,090,730              7,315,678
=================================================================================================
                                                                                       94,407,448
2.43    APPAREL, ACCESSORIES & LUXURY GOODS
        Jones Apparel Group(b)                                     315,100              9,673,570
        Polo Ralph Lauren Class A Shrs(b)                          308,400              6,408,552
=================================================================================================
                                                                                       16,082,122

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------
9.57    BREWERS
        Anheuser-Busch Cos                                         350,400        $    17,730,240
        Carlsberg A/S Class B Shrs(a)                DA            443,084             22,992,544
        Diageo PLC                                   UK            179,600              2,228,443
        Heineken NV                                  NL            477,200             18,727,902
        Interbrew                                    BE             66,535              1,576,842
=================================================================================================
                                                                                       63,255,971
4.86    BROADCASTING -- RADIO/TV
        Belo Corp Class A Shrs                                     360,000              7,876,800
        Clear Channel Communications(b)                            124,049              4,310,703
        Fox Kids Europe NV(b)                        NL            930,629              4,046,859
        Granada PLC                                  UK          1,231,508              1,302,410
        Sinclair Broadcast Group Class A Shrs(b)                   560,500              7,678,850
        Spanish Broadcasting System Class A Shrs(b)                271,200              1,776,360
        Television Broadcasts Ltd Sponsored ADR
          Representing 2 Ord Shrs                    HK            154,500                950,824
        Univision Communications Class A Shrs(b)                   184,300              4,202,040
=================================================================================================
                                                                                       32,144,846
8.20    CABLE & SATELLITE OPERATORS
        Cablevision Systems Class A Shrs(b)                        853,939              7,736,687
        Comcast Corp Class A Shrs(a)(b)                            322,400              6,876,792
        EchoStar Communications Class A Shrs(b)                    408,585              7,068,520
        Liberty Media Class A Shrs(b)                            3,253,914             23,363,103
        USA Interactive(b)                                         474,500              9,195,810
=================================================================================================
                                                                                       54,240,912
15.27   CASINOS & GAMING
        Harrah's Entertainment(b)                                1,083,500             52,235,535
        International Game Technology(b)                           605,900             41,891,926
        MGM MIRAGE(b)                                              162,016              6,043,197
        Park Place Entertainment(b)                                 95,200                756,840
=================================================================================================
                                                                                      100,927,498
0.44    CONSUMER ELECTRONICS
        Sony Corp Sponsored ADR Representing
          Ord Shrs                                   JA             70,100              2,881,110
=================================================================================================
1.90    CRUISE LINES
        Carnival Corp                                              277,300              6,960,230
        Royal Caribbean Cruises Ltd                                170,344              2,711,876
        Steiner Leisure Ltd(b)                                     236,700              2,899,575
=================================================================================================
                                                                                       12,571,681
0.61    DIVERSIFIED FINANCIAL SERVICES
        Pargesa Holding AG Class B Shrs              SZ              2,708              4,043,986
=================================================================================================
0.58    DIVERSIFIED METALS & MINING
        Anglo American PLC ADR
          Representing Ord Shrs(a)                   UK            303,140              3,819,564
=================================================================================================
0.72    FOOTWEAR
        Foot Locker(b)                                             151,000              1,508,490
        NIKE Inc Class B Shrs                                       75,000              3,238,500
=================================================================================================
                                                                                        4,746,990

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

0.71    GENERAL MERCHANDISE STORES
        Target Corp                                                 57,200        $     1,688,544
        Tuesday Morning(b)                                         164,900              3,002,829
=================================================================================================
                                                                                        4,691,373
6.43    HOTELS & RESORTS
        Accor SA                                     FR            106,500              3,110,254
        Cendant Corp(b)                                            563,700              6,065,412
        Extended Stay America(b)                                   191,600              2,433,320
        Hilton Hotels                                              258,400              2,940,592
        Marriott International Class A Shrs                        414,800             12,025,052
        NH Hoteles SA(b)                             SP            418,600              3,681,951
        Starwood Hotels & Resorts Worldwide
          Paired Certificates SBI                                  548,200             12,224,860
=================================================================================================
                                                                                       42,481,441
0.28    INDUSTRIAL CONGLOMERATES
        Compagnie Nationale a Portefeuille           BE             20,300              1,885,874
=================================================================================================
1.05    INVESTMENT COMPANIES
        iShares Trust S&P 500 Index Fund                            84,800              6,944,272
=================================================================================================
1.58    LEISURE FACILITIES
        Cedar Fair LP(a)                                            97,800              2,286,564
        Intrawest Corp                               CA            396,480              5,602,262
        Six Flags(b)                                               541,100              1,904,672
        Vail Resorts(b)                                             45,100                638,616
=================================================================================================
                                                                                       10,432,114
6.98    LEISURE PRODUCTS
        Activision Inc(b)                                           88,300              2,113,019
        Electronic Arts(b)                                          30,500              2,011,780
        Hasbro Inc                                                 138,400              1,540,392
        Mattel Inc                                               2,249,200             40,508,092
=================================================================================================
                                                                                       46,173,283
9.36    MOVIES & ENTERTAINMENT
        AOL Time Warner(b)                                         953,100             11,151,270
        Groupe Bruxelles Lambert SA                  BE            355,500             13,171,761
        Metro-Goldwyn-Mayer Inc(b)                                 818,700              9,783,465
        Pixar Inc(b)                                               101,800              4,896,580
        Regal Entertainment Group Class A Shrs(b)                  129,900              2,312,220
        Viacom Inc
          Class A Shrs(b)                                          101,880              4,131,234
          Class B Shrs(b)                                          179,900              7,294,945
        Walt Disney                                                601,199              9,102,153
=================================================================================================
                                                                                       61,843,628
7.42    PUBLISHING & PRINTING
        EW Scripps Class A Shrs                                     73,300              5,079,690
        Gannett Co                                                 144,000             10,393,920
        Knight-Ridder Inc                                          237,300             13,386,093
        McClatchy Co Class A Shrs                                  103,700              6,320,515
        McGraw-Hill Cos                                             76,700              4,695,574
        Media General Class A Shrs                                  54,600              2,776,410

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

        New York Times Class A Shrs                                141,200        $     6,417,540
=================================================================================================
                                                                                       49,069,742
0.26    REAL ESTATE MANAGEMENT & DEVELOPMENT
        ResortQuest International(b)                               427,200              1,713,072
=================================================================================================
1.46    RESTAURANTS
        CBRL Group                                                 257,600              5,878,432
        Yum! Brands(b)                                             136,900              3,793,499
=================================================================================================
                                                                                        9,671,931
0.36    SOFT DRINKS
        Coca-Cola Femsa SA de CV Sponsored ADR
          Representing 10 Ord Series L Shrs          MX            124,500              2,366,745
=================================================================================================
0.12    SPECIALTY STORES
        Toys "R" Us(b)                                              74,900                762,482
=================================================================================================
0.64    TELECOMMUNICATIONS EQUIPMENT
        General Motors Class H Shrs(b)                             461,200              4,219,980
=================================================================================================
0.77    TOBACCO
        Philip Morris                                              130,900              5,078,920
=================================================================================================
        TOTAL COMMON STOCKS (COST $604,732,120)                                       636,456,985
=================================================================================================
2.00    PREFERRED STOCKS
1.36    MOVIES & ENTERTAINMENT
        News Corp Ltd Sponsored ADR Representing
          4 Pfd Ltd Voting Shrs                      AS            542,178              9,000,155
=================================================================================================
0.64    SOFT DRINKS
        Companhia de Bebidas das Americas Sponsored
          ADR Representing 100 Pfd Shrs              BR            394,900              4,233,328
=================================================================================================
        TOTAL PREFERRED STOCKS (COST $20,479,781)                                      13,233,483
=================================================================================================
1.72    SHORT-TERM INVESTMENTS
1.51    COMMERCIAL PAPER -- CONSUMER FINANCE
        General Electric Capital, 1.950%, 10/1/2002
          (Cost $10,000,000)                                  $ 10,000,000             10,000,000
=================================================================================================
0.21    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 9/30/2002 due 10/1/2002 at 1.830%,
          repurchased at $1,381,070 (Collateralized
          by Federal Farm Credit Bank, Discount Notes,
          due 10/7/2002, value $1,409,554)(Cost
          $1,381,000)                                         $  1,381,000              1,381,000
=================================================================================================
        TOTAL SHORT-TERM INVESTMENTS (COST $11,381,000)                                11,381,000
=================================================================================================
100.00  TOTAL INVESTMENTS AT VALUE
        (COST $636,592,901)                                                           661,071,468
=================================================================================================
(0.00)  OTHER ASSETS LESS LIABILITIES                                                        (181)
=================================================================================================
100.00  NET ASSETS AT VALUE                                                       $   661,071,287
=================================================================================================

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

REAL ESTATE OPPORTUNITY FUND
93.33   COMMON STOCKS
1.12    CASINOS & GAMING
        Park Place Entertainment(b)                                 36,900        $       293,355
=================================================================================================
1.03    HOME FURNISHINGS
        Mohawk Industries(b)                                         5,400                268,110
=================================================================================================
0.63    HOME IMPROVEMENT RETAIL
        Home Depot                                                   6,300                164,430
=================================================================================================
1.75    HOMEBUILDING
        Beazer Homes USA(b)                                          2,100                128,205
        Ryland Group                                                 8,800                327,096
=================================================================================================
                                                                                          455,301
0.74    HOTELS & RESORTS
        Starwood Hotels & Resorts Worldwide
          Paired Certificates SBI                                    8,700                194,010
=================================================================================================
0.26    LEISURE FACILITIES
        Intrawest Corp                                               4,800                 67,824
=================================================================================================
1.47    PAPER PRODUCTS
        Bowater Inc                                                 10,900                384,770
=================================================================================================
84.58   REAL ESTATE INVESTMENT TRUSTS
        Alexandria Real Estate Equities                             21,800                926,064
        Annaly Mortgage Management                                  32,000                590,400
        Archstone-Smith Trust                                       33,910                809,771
        Avalonbay Communities                                       15,200                635,360
        Boston Properties                                           17,500                651,000
        Brandywine Realty Trust SBI                                 28,900                651,695
        CBL & Associates Properties                                 23,000                891,250
        Commercial Net Lease Realty                                 50,900                820,508
        Developers Diversified Realty                               39,900                878,199
        Duke Realty                                                 33,700                829,694
        EastGroup Properties                                        35,500                878,625
        Equity Office Properties Trust                              29,300                756,526
        Equity Residential SBI                                      35,600                852,264
        General Growth Properties                                   19,300                993,950
        Health Care Property Investors                              17,800                758,280
        Healthcare Realty Trust                                     12,700                394,970
        IRT Property                                                48,900                574,575
        iStar Financial                                             24,100                672,872
        Liberty Property Trust SBI                                  29,100                902,100
        Prentiss Properties Trust SBI                               18,200                526,708
        ProLogis SBI                                                42,170              1,050,455
        PS Business Parks                                           24,800                843,200
        Regency Centers                                             21,500                666,500
        RFS Hotel Investors                                         44,600                490,154
        Rouse Co                                                    26,800                856,260
        Simon Property Group                                        26,200                936,126
        SL Green Realty                                             22,800                700,872
        United Dominion Realty Trust                                32,600                518,666
        Universal Health Realty Income Trust SBI                    19,600                508,620

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

        Weingarten Realty Investors                                 14,200        $       519,720
=================================================================================================
                                                                                       22,085,384
1.75    REAL ESTATE MANAGEMENT & DEVELOPMENT
        Catellus Development(b)                                     14,100                260,145
        St Joe                                                       7,100                195,960
=================================================================================================
                                                                                          456,105
        TOTAL COMMON STOCKS (COST $23,952,602)                                         24,369,289
=================================================================================================
9.84    SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 9/30/2002 due 10/1/2002 at 1.830%,
          repurchased at $2,568,131 (Collateralized
          by Federal Farm Credit Bank, Discount Notes,
          due 10/7/2002, value $2,624,169)(Cost
          $2,568,000)                                         $  2,568,000              2,568,000
=================================================================================================
103.17  TOTAL INVESTMENTS AT VALUE
        (Cost $26,520,602)                                                             26,937,289
=================================================================================================
(3.17)  OTHER ASSETS LESS LIABILITIES                                                    (826,606)
=================================================================================================
100.00  NET ASSETS AT VALUE                                                       $   (26,110,683)
=================================================================================================

TECHNOLOGY FUND
88.99   COMMON STOCKS & WARRANTS
2.50    AEROSPACE & DEFENSE
        General Dynamics                                            41,000        $     3,334,530
        L-3 Communications Holdings(b)                             111,100              5,854,970
        Lockheed Martin                                            402,700             26,042,609
=================================================================================================
                                                                                       35,232,109
8.92    APPLICATION SOFTWARE
        Amdocs Ltd(b)                                              502,320              3,214,848
        BEA Systems(b)                                           2,840,000             14,711,200
        Cadence Design Systems(b)                                  851,200              8,656,704
        Check Point Software Technologies Ltd(b)                 1,099,950             15,113,313
        Intuit Inc(b)                                              587,500             26,748,875
        Mercury Interactive(b)                                     602,600             10,340,616
        PeopleSoft Inc(b)                                          903,100             11,171,347
        Rational Software(b)                                       644,400              2,783,808
        Siebel Systems(b)                                        1,826,700             10,503,525
        Synopsys Inc(b)                                            370,600             14,138,390
        TIBCO Software(b)                                        2,210,500              8,289,375
=================================================================================================
                                                                                      125,672,001
0.36    BIOTECHNOLOGY
        Biotech HOLDRs Trust Depository Receipts(e)                 64,900              5,055,710
=================================================================================================
8.36    COMPUTER HARDWARE
        Apple Computer(b)                                        2,121,200             30,757,400
        Dell Computer(b)                                         1,904,700             44,779,497
        Hewlett-Packard Co                                       1,029,800             12,017,766
        International Business Machines                            339,800             19,840,922

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

        Sun Microsystems(b)                                      4,011,500        $    10,389,785
=================================================================================================
                                                                                      117,785,370
3.59    COMPUTER STORAGE & PERIPHERALS
        Brocade Communications Systems(b)                          612,000              4,608,360
        EMC Corp(b)                                              2,261,100             10,333,227
        Emulex Corp(b)                                             973,700             10,963,862
        Lexmark International Class A Shrs(b)                      214,300             10,072,100
        McDATA Corp Class A Shrs(b)                                924,500              5,020,035
        Network Appliance(b)                                     1,306,100              9,573,713
=================================================================================================
                                                                                       50,571,297
1.17    CONSUMER ELECTRONICS
        Sony Corp Sponsored ADR Representing Ord Shrs              402,200             16,530,420
=================================================================================================
6.35    DATA PROCESSING SERVICES
        First Data                                               1,603,000             44,803,850
        Fiserv Inc(b)                                              987,650             27,733,212
        Paychex Inc                                                696,850             16,947,392
=================================================================================================
                                                                                       89,484,454
6.86    ELECTRONIC EQUIPMENT & INSTRUMENTS
        Arrow Electronics(b)                                       482,600              6,095,238
        Celestica Inc(b)                                         1,542,100             20,201,510
        Flextronics International Ltd(b)                         3,466,200             24,166,346
        Jabil Circuit(b)                                         1,849,600             27,337,088
        Samsung Electronics Ltd GDR Representing 1/2
          Ord Shr(f)                                               133,600             15,831,600
        Sanmina-SCI Corp(b)                                      1,072,500              2,970,825
=================================================================================================
                                                                                       96,602,607
0.15    HOTELS & RESORTS
        Hotels.com Class A Shrs(b)                                  43,000              2,174,940
=================================================================================================
2.48    INTERNET RETAIL
        Amazon.com Inc(b)                                          533,400              8,497,062
        eBay Inc(b)                                                501,300             26,473,653
=================================================================================================
                                                                                       34,970,715
0.46    INTERNET SOFTWARE & SERVICES
        SmartForce PLC Sponsored ADR Representing Ord
          Shrs(b)                                                1,973,800              6,513,540
=================================================================================================
1.80    INVESTMENT COMPANIES
        Nasdaq-100 Trust Series 1 Shrs(b)                        1,223,900             25,395,925
=================================================================================================
4.55    IT CONSULTING & SERVICES
        Affiliated Computer Services Class A Shrs(b)               464,200             19,751,710
        BISYS Group(b)                                           1,596,200             26,672,502
        Computer Sciences(b)                                       331,800              9,220,722
        KPMG Consulting(b)                                       1,311,200              8,470,352
=================================================================================================
                                                                                       64,115,286
0.37    MOVIES & ENTERTAINMENT
        Viacom Inc Class B Shrs(b)                                 126,900              5,145,795
=================================================================================================
3.93    NETWORKING EQUIPMENT
        Cisco Systems(b)(g)                                      4,874,160             51,081,197
        Extreme Networks(b)                                        518,300              2,182,043

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

        NetScreen Technologies(a)(b)                               192,800        $     2,091,880
=================================================================================================
                                                                                       55,355,120
3.44    SEMICONDUCTOR EQUIPMENT
        Applied Materials(b)                                     1,420,700             16,409,085
        ASML Holding NV New York Registered Shrs(b)                341,000              2,110,790
        KLA-Tencor Corp(b)                                         279,400              7,806,436
        Lam Research(b)                                            575,000              5,117,500
        Novellus Systems(b)                                        574,000             11,944,940
        Teradyne Inc(b)                                            526,400              5,053,440
=================================================================================================
                                                                                       48,442,191
15.82   SEMICONDUCTORS
        Altera Corp(b)                                           1,239,500             10,746,465
        Analog Devices(b)                                          465,700              9,174,290
        Cypress Semiconductor(b)                                   689,800              4,525,088
        Fairchild Semiconductor International
          Class A Shrs(b)                                          566,400              5,363,808
        Integrated Device Technology(b)                            637,600              6,656,544
        Intel Corp                                               3,061,400             42,522,846
        Intersil Corp Class A Shrs(b)                              623,300              8,077,968
        Linear Technology                                          922,600             19,116,272
        Maxim Integrated Products(b)                               704,300             17,438,468
        Microchip Technology(b)                                  1,139,700             23,306,865
        Micron Technology(b)                                     1,176,900             14,558,253
        Micron Technology Warrants (Exp 2008)(b)(f)                172,800                410,400
        National Semiconductor(b)                                  433,100              5,171,214
        QLogic Corp(b)                                             294,800              7,676,592
        RF Micro Devices(b)                                        858,000              5,148,000
        Taiwan Semiconductor Manufacturing Ltd
          Sponsored ADR Representing 5 Ord Shrs                  1,832,336             11,635,334
        Texas Instruments                                        1,084,800             16,022,496
        United Microelectronics Sponsored ADR
          Representing 5 Ord Shrs                                1,335,700              4,715,021
        Xilinx Inc(b)                                              670,200             10,614,628
=================================================================================================
                                                                                      222,880,552
13.96   SYSTEMS SOFTWARE
        Adobe Systems                                              609,800             11,647,180
        BMC Software(b)                                          1,346,500             17,598,755
        Microsoft Corp(b)                                        1,817,900             79,514,946
        Networks Associates(b)                                   1,506,400             16,013,032
        Oracle Corp(b)                                           3,007,100             23,635,806
        Symantec Corp(b)                                         1,121,500             37,760,905
        VERITAS Software(b)                                        716,000             10,532,360
=================================================================================================
                                                                                      196,702,984
3.92    TELECOMMUNICATIONS EQUIPMENT
        Motorola Inc                                             1,354,200             13,785,756
        Nokia Corp Sponsored ADR Representing Ord Shrs           1,933,500             25,618,875
        QUALCOMM Inc(b)                                            573,650             15,844,213
=================================================================================================
                                                                                       55,248,844
        TOTAL COMMON STOCKS & WARRANTS
        (COST $2,128,573,149)                                                       1,253,879,860
=================================================================================================

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

0.08    PREFERRED STOCKS
0.00    BIOTECHNOLOGY
        Ingenex Inc, Conv Pfd, Series B Shrs(b)(i)                  51,527        $        31,431
=================================================================================================
0.08    NETWORKING EQUIPMENT
        Calient Networks, Pfd, Series D Shrs(b)(i)               1,925,754              1,106,134
=================================================================================================
        TOTAL PREFERRED STOCKS (COST $14,213,578)                                       1,137,565
=================================================================================================
0.01    FIXED INCOME SECURITIES -- CORPORATE BONDS
0.01    NETWORKING EQUIPMENT
        Kestrel Solutions, Conv Sub Notes(f), 5.500%,
          7/15/2005 (Cost $2,500,000)                         $  2,500,000                200,000
=================================================================================================
0.39    OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
        BlueStream Ventures LP(b)(h)(i) (Cost $11,750,000)      11,750,000              5,551,287
=================================================================================================
5.13    SHORT-TERM INVESTMENTS
4.97    COMMERCIAL PAPER
1.42    BANKS
        Citicorp Inc, 1.920%, 10/1/2002                       $ 20,000,000             20,000,000
=================================================================================================
3.55    CONSUMER FINANCE
        General Electric Capital, 1.950%, 10/1/2002           $ 50,000,000             50,000,000
=================================================================================================
          TOTAL COMMERCIAL PAPER (Cost $70,000,000)                                    70,000,000
=================================================================================================
0.16    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 9/30/2002 due 10/1/2002 at 1.830%,
          repurchased at $2,256,115 (Collateralized
          by Federal Farm Credit Bank, Discount Notes,
          due 10/7/2002, value $2,304,270) (Cost
          $2,256,000)                                         $  2,256,000              2,256,000
=================================================================================================
        TOTAL SHORT-TERM INVESTMENTS (COST $72,256,000)                                72,256,000
=================================================================================================
0.19    OPTIONS PURCHASED -- PUTS
0.11    COMPUTER HARDWARE
        Dell Computer, 11/16/2002, $22.50                            9,524              1,523,840
=================================================================================================
0.08    DATA PROCESSING SERVICES
        First Data, 11/16/2002, $30                                  2,931              1,143,090
=================================================================================================
        TOTAL OPTIONS PURCHASED
        (COST $1,824,620)                                                               2,666,930
=================================================================================================
94.79   TOTAL INVESTMENTS AT VALUE
        (COST $2,231,117,347)                                                       1,335,691,642
=================================================================================================
5.21    OTHER ASSETS LESS LIABILITIES                                                  73,405,320
=================================================================================================
100.00  NET ASSETS AT VALUE                                                       $ 1,409,096,962
=================================================================================================

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
88.81   COMMON STOCKS
3.67    AEROSPACE & DEFENSE
        L-3 Communications Holdings(b)                             198,400        $    10,455,680
=================================================================================================
0.24    ALTERNATIVE CARRIERS
        Time Warner Telecom Class A Shrs(a)(b)                     829,000                671,490
=================================================================================================
0.41    APPLICATION SOFTWARE
        Amdocs Ltd(b)                                              181,200              1,159,680
=================================================================================================
5.30    BROADCASTING -- RADIO/TV
        Cox Radio Class A Shrs(b)                                   85,000              2,223,600
        Fox Entertainment Group Class A Shrs(b)                    230,300              5,073,509
        Grupo Televisa SA de CV Sponsored ADR
          Representing Ord Participation
          Certificates(b)                            MX            158,400              4,037,616
        Univision Communications Class A Shrs(b)                   164,900              3,759,720
=================================================================================================
                                                                                       15,094,445
8.99    CABLE & SATELLITE OPERATORS
        Comcast Corp Class A Shrs(a)(b)(g)                         473,500             10,099,755
        Cox Communications Class A Shrs(b)                         175,700              4,320,463
        EchoStar Communications Class A Shrs(b)                    153,500              2,655,550
        Liberty Media Class A Shrs(b)                              602,000              4,322,360
        USA Interactive(b)                                         216,200              4,189,956
=================================================================================================
                                                                                       25,588,084
0.97    ELECTRONIC EQUIPMENT & INSTRUMENTS
        Samsung Electronics Ltd GDR
          Representing 1/2 Ord Shr(f)                KS             23,400              2,772,900
=================================================================================================
33.62   INTEGRATED TELECOMMUNICATION SERVICES
        ALLTEL Corp                                                158,700              6,368,631
        AT&T Corp                                                  798,400              9,588,784
        BCE Inc(a)                                   CA            622,000             11,018,913
        BellSouth Corp(g)                                          365,000              6,701,400
        CenturyTel Inc                                             374,200              8,393,306
        KT Corp Sponsored ADR
          Representing 1/2 Ord Shr                   KS            545,000             12,088,100
        Portugal Telecom SGPS SA Sponsored ADR
          Representing Ord Shrs                      PO          1,402,200              6,478,164
        SBC Communications(g)                                      350,586              7,046,779
        Telecom Italia SpA                           IT            888,400              6,330,421
        Telefonos de Mexico SA de CV Sponsored ADR
          Representing 20 Series L ShrsMX                          513,400             14,452,210
        Verizon Communications                                     263,800              7,238,672
=================================================================================================
                                                                                       95,705,380
0.14    INTERNET SOFTWARE & SERVICES
        AsiaInfo Holdings(a)(b)                                    119,700                399,200
=================================================================================================
5.35    MOVIES & ENTERTAINMENT
        AOL Time Warner(b)                                         296,900              3,473,730
        Viacom Inc Class B Shrs(b)                                 290,100             11,763,555
=================================================================================================
                                                                                       15,237,285

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

3.32    NETWORKING EQUIPMENT
        Cisco Systems(b)(g)                                        791,100        $     8,290,728
        Extreme Networks(b)                                        275,450              1,159,644
=================================================================================================
                                                                                        9,450,372
2.39    PUBLISHING & PRINTING
        Gannett Co                                                  46,600              3,363,588
        New York Times Class A Shrs                                 75,400              3,426,930
=================================================================================================
                                                                                        6,790,518
2.59    SYSTEMS SOFTWARE
        Symantec Corp(b)                                           219,300              7,383,831
=================================================================================================
7.73    TELECOMMUNICATIONS EQUIPMENT
        Advanced Fibre Communications(b)                            79,500              1,054,965
        Harris Corp                                                 99,500              3,332,255
        Motorola Inc                                               277,000              2,819,860
        Nokia Corp Sponsored ADR Representing
          Ord Shrs(g)                                FI            657,700              8,714,525
        QUALCOMM Inc(b)                                            177,300              4,897,026
        Tollgrade Communications(b)                                 61,160                477,660
        UTStarcom Inc(b)                                            47,100                719,217
=================================================================================================
                                                                                       22,015,508
14.09   WIRELESS TELECOMMUNICATION SERVICES
        AT&T Wireless Services(b)                                  546,600              2,251,992
        China Unicom Ltd(a)(b)                       CH          4,520,000              2,723,729
        Nextel Communications Class A Shrs(b)                      852,300              6,434,865
        Nextel Partners Class A Shrs(b)                            253,000              1,361,140
        SK Telecom Ltd ADR Representing 1/9
          Ord Shr(a)                                 KS            485,000             10,296,550
        Telecom Italia Mobile SpA(a)                 IT          1,551,800              6,042,557
        Vodafone Group PLC                           UK          8,574,715             10,989,947
=================================================================================================
                                                                                       40,100,780
        TOTAL COMMON STOCKS (COST $337,343,548)                                       252,825,153
=================================================================================================
0.15    PREFERRED STOCKS
0.15    NETWORKING EQUIPMENT
        Calient Networks, Pfd, Series D Shrs(b)(i)
          (Cost $5,438,366)                                        752,715                432,352
=================================================================================================
0.07    FIXED INCOME SECURITIES -- CORPORATE BONDS
0.07    NETWORKING EQUIPMENT
        Kestrel Solutions, Conv Sub Notes(f),
          5.500%, 7/15/2005 (Cost $2,500,000)                 $  2,500,000                200,000
=================================================================================================
1.92    OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
        BlueStream Ventures LP(b)(h)(i) (Cost $11,562,500)      11,562,500              5,462,703
=================================================================================================
9.03    SHORT-TERM INVESTMENTS
8.43    COMMERCIAL PAPER
4.92    BANKS
        UBS Finance, Discount Notes, 1.970%, 10/1/2002        $ 14,000,000             14,000,000
=================================================================================================
3.51    CONSUMER RECEIVABLES
        New Center Asset Trust, Series 1, Discount Notes
          1.970%, 10/1/2002                                   $ 10,000,000             10,000,000
=================================================================================================
          TOTAL COMMERCIAL PAPER (Amortized Cost $24,000,000)                     $    24,000,000
=================================================================================================

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

0.60    REPURCHASE AGREEMENTS
        Repurchase Agreement with State
          Street dated 9/30/2002 due 10/1/2002
          at 1.830%, repurchased at $1,689,086
          (Collateralized by Federal Farm Credit
          Bank, Discount Notes, due 10/7/2002,
          value $1,724,454) (Cost $1,689,000)                 $  1,689,000              1,689,000
=================================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $25,689,000)                                                 25,689,000
=================================================================================================
99.98   TOTAL INVESTMENTS AT VALUE
          (COST $382,533,414)                                                         284,609,208
=================================================================================================
0.02    OTHER ASSETS LESS LIABILITIES                                                      65,411
=================================================================================================
100.00  NET ASSETS AT VALUE                                                       $   284,674,619
=================================================================================================

UTILITIES FUND
88.49   COMMON STOCKS
67.55   ELECTRIC UTILITIES
        Ameren Corp                                                 51,000        $     2,124,150
        American Electric Power                                     75,200              2,143,952
        Cinergy Corp                                               100,800              3,168,144
        Consolidated Edison                                         74,400              2,992,368
        Dominion Resources                                          65,700              3,332,961
        DTE Energy                                                  89,400              3,638,580
        Duke Energy                                                105,600              2,064,480
        Energy East                                                129,400              2,563,414
        Entergy Corp                                                83,900              3,490,240
        Exelon Corp                                                 78,275              3,718,062
        FPL Group                                                   70,500              3,792,900
        Hawaiian Electric Industries                                73,100              3,150,610
        Mirant Corp(b)                                             158,300                349,843
        Pepco Holdings                                              25,400                506,730
        PPL Corp                                                   102,600              3,338,604
        Progress Energy                                             63,500              2,595,245
        SCANA Corp                                                 107,100              2,786,742
        Southern Co                                                132,300              3,807,594
        TXU Corp                                                    85,900              3,582,889
=================================================================================================
                                                                                       53,147,508
0.69    GAS UTILITIES
        ONEOK Inc                                                   28,600                540,540
=================================================================================================
15.03   INTEGRATED TELECOMMUNICATION SERVICES
        AT&T Corp                                                  128,500              1,543,285
        BellSouth Corp                                             135,600              2,489,616
        CenturyTel Inc                                             124,900              2,801,507
        SBC Communications                                         124,212              2,496,661
        Verizon Communications                                      90,896              2,494,186
=================================================================================================
                                                                                       11,825,255

                                                                   SHARES,
                                                COUNTRY           UNITS OR
                                                CODE IF          PRINCIPAL
 %      DESCRIPTION                              NON US             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------

3.49    NATURAL GAS PIPELINES
        Kinder Morgan Management LLC(b)                             92,400        $     2,748,900
=================================================================================================
1.73    WATER UTILITIES
        Philadelphia Suburban                                       67,200              1,364,160
=================================================================================================
        TOTAL COMMON STOCKS (COST $79,771,297)                                         69,626,363
=================================================================================================
6.95    FIXED INCOME SECURITIES -- CORPORATE BONDS
4.73    ELECTRIC UTILITIES
        Appalachian Power, Sr Notes, Series E, 4.800%,
          6/15/2005                                           $    900,000                903,280
        Carolina Power & Light, Notes, 6.500%, 7/15/2012      $    385,000                421,187
        Duquesne Light, 1st Mortgage, Series O, 6.700%,
          4/15/2012                                           $  1,000,000              1,119,025
        Kansas Gas & Electric, 1st Mortgage, 6.200%,
          1/15/2006                                           $    250,000                247,284
        Public Service Electric & Gas, 1st & Refunding
          Mortgage Series BB, 9.125%, 7/1/2005                $    900,000              1,034,851
=================================================================================================
                                                                                        3,725,627
1.20    GAS UTILITIES
        Consolidated Natural Gas, Sr Notes, Series B,
          5.375%, 11/1/2006                                   $    900,000                943,286
=================================================================================================
1.02    MULTI-UTILITIES
        Western Resources, 1st Mortgage, 7.875%, 5/1/2007     $    800,000                802,893
=================================================================================================
        TOTAL FIXED INCOME SECURITIES
          (AMORTIZED COST $5,181,804)                                                   5,471,806
=================================================================================================
5.51    SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 9/30/2002 due 10/1/2002 at 1.830%,
          repurchased at $4,337,220 (Collateralized
          by Federal Farm Credit Bank, Discount Notes,
          due 10/7/2002, value $4,428,517)
          (Cost $4,337,000)                                   $  4,337,000              4,337,000
=================================================================================================
100.95  TOTAL INVESTMENTS AT VALUE
        (COST $89,290,101)                                                             79,435,169
=================================================================================================
(0.95)  OTHER ASSETS LESS LIABILITIES                                                    (749,673)
=================================================================================================
100.00  NET ASSETS AT VALUE                                                       $    78,685,496
=================================================================================================

(a) Loaned security, a portion or all of the security is on loan at September 30, 2002.

(b)  Security is non-income producing.

(c)  Security is an affiliated company (See Notes).

(d)  Represents troy ounces.

(e)  HOLDRs - Holding Company Depository Receipts

(f) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(g) Security has been designated as collateral for remaining commitments to purchase additional interests in BlueStream Ventures LP.

(h) The Technology and Telecommunications Funds have remaining commitments of $11,750,000 and $11,562,500, respectively, to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.

(i)  The following are restricted and illiquid securities at September 30, 2002:

SCHEDULE OF RESTRICTED AND
  ILLIQUID SECURITIES

                                                                                  % OF
                                          ACQUISITION       ACQUISITION     NET ASSETS
DESCRIPTION                                   DATE(S)             COSTS       AT VALUE
--------------------------------------------------------------------------------------
HEALTH SCIENCES FUND
Athersys Inc, Conv Pfd, Class F Shrs          4/17/00       $ 5,000,000        0.50%
Ingenex Inc, Conv Pfd, Series B Shrs          9/27/94           600,000        0.01
Scimagix Inc, Pfd, Series C Shrs              5/24/01         1,350,000        0.12
UltraGuide Inc, Pfd
    Series E Shrs                              6/1/01         1,348,502        0.04
    Series F Shrs                              6/1/01           151,500        0.00
======================================================================================
                                                                               0.67%
======================================================================================

TECHNOLOGY FUND
BlueStream Ventures LP                        8/3/00-
                                             12/14/01       $11,750,000        0.39%
Calient Networks, Pfd, Series D Shrs          12/8/00        13,913,578        0.08
Ingenex Inc, Conv Pfd, Series B Shrs          9/27/94           300,000        0.00
======================================================================================
                                                                               0.47%
======================================================================================

TELECOMMUNICATIONS FUND
BlueStream Ventures LP                        8/3/00-
                                             12/14/01       $11,562,500        1.92%
Calient Networks, Pfd, Series D Shrs          12/8/00         5,438,366        0.15
======================================================================================
                                                                               2.07%
======================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY

                                                                     % OF
                                                COUNTRY        NET ASSETS
COUNTRY                                            CODE          AT VALUE          VALUE
-----------------------------------------------------------------------------------------
ENERGY FUND
Bermuda                                              BD              2.04% $    5,311,020
Canada                                               CA              5.41      14,091,500
France                                               FR              4.33      11,268,297
Italy                                                IT              2.64       6,863,000
Netherlands                                          NL              4.92      12,807,300
United Kingdom                                       UK              3.06       7,980,000
United States                                                       77.14     200,784,841
Other Assets Less Liabilities                                        0.46       1,188,322
=========================================================================================
                                                                   100.00% $  260,294,280
=========================================================================================

GOLD & PRECIOUS METALS FUND
Canada                                               CA             53.56% $   63,117,913
Ghana                                                GH              2.24       2,643,472
Peru                                                 PE              2.29       2,696,400
South Africa                                         SF             10.27      12,096,345
United States                                                       31.16      36,722,781
Other Assets Less Liabilities                                        0.48         568,260
=========================================================================================
                                                                   100.00% $  117,845,171
=========================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY
(CONTINUED)

                                                         % OF
                                       COUNTRY     NET ASSETS
COUNTRY                                   CODE       AT VALUE             VALUE
--------------------------------------------------------------------------------
LEISURE FUND
Australia                                   AS           1.36%    $   9,000,155
Belgium                                     BE           2.52        16,634,477
Brazil                                      BR           0.64         4,233,328
Canada                                      CA           0.85         5,602,262
Denmark                                     DA           3.48        22,992,544
France                                      FR           1.10         7,307,661
Hong Kong                                   HK           0.14           950,824
Japan                                       JA           0.44         2,881,110
Mexico                                      MX           0.36         2,366,745
Netherlands                                 NL           3.44        22,774,761
Spain                                       SP           0.56         3,681,951
Switzerland                                 SZ           0.61         4,043,986
United Kingdom                              UK           2.22        14,666,095
United States                                           82.28       543,935,569
Other Assets Less Liabilities                           (0.00)             (181)
================================================================================
                                                       100.00%    $ 661,071,287
================================================================================

TELECOMMUNICATIONS FUND
Canada                                      CA           3.87%    $  11,018,913
China                                       CH           0.96         2,723,729
Finland                                     FI           3.06         8,714,525
Italy                                       IT           4.35        12,372,978
South Korea                                 KS           8.84        25,157,550
Mexico                                      MX           6.49        18,489,826
Portugal                                    PO           2.28         6,478,164
United Kingdom                              UK           3.86        10,989,947
United States                                           66.27       188,663,576
Other Assets Less Liabilities                            0.02            65,411
================================================================================
                                                       100.00%    $ 284,674,619
================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2002
UNAUDITED

                                                                                 FINANCIAL
                                                                   ENERGY         SERVICES
                                                                     FUND             FUND
-------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                $ 254,924,723    $ 820,463,915
===========================================================================================
  At Value(a)                                               $ 259,105,958    $ 837,364,154
Receivables:
  Investment Securities Sold                                    8,641,050        6,353,992
  Fund Shares Sold                                                339,836          362,286
  Dividends and Interest                                          257,924        1,065,953
Other Investments (Note 5)                                      7,100,000                0
Prepaid Expenses and Other Assets                                  35,890           79,125
===========================================================================================
TOTAL ASSETS                                                  275,480,658      845,225,510
===========================================================================================
LIABILITIES
Payables:
  Custodian                                                        15,882            2,481
  Investment Securities Purchased                               7,719,738       10,654,445
  Fund Shares Repurchased                                         261,866       11,408,324
  Securities Loaned                                             7,100,000                0
Accrued Distribution Expenses
  Investor Class                                                   48,624          167,135
  Class A                                                           1,530              827
  Class B                                                             461              480
  Class C                                                           6,975            9,433
  Class K                                                              40              369
Accrued Expenses and Other Payables                                31,262          136,226
===========================================================================================
TOTAL LIABILITIES                                              15,186,378       22,379,720
===========================================================================================
NET ASSETS AT VALUE                                         $ 260,294,280    $ 822,845,790
===========================================================================================
NET ASSETS
Paid-in Capital(b)                                          $ 323,403,825    $ 844,004,244
Accumulated Undistributed Net Investment Income (Loss)           (849,608)       1,226,281
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency Transactions     (66,441,172)     (39,286,681)
Net Appreciation of Investment Securities and
  Foreign Currency Transactions                                 4,181,235       16,901,946
===========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding       $ 260,294,280    $ 822,845,790
===========================================================================================
NET ASSETS AT VALUE:
  Investor Class                                            $ 244,967,225    $ 806,861,271
===========================================================================================
  Class A                                                   $   5,877,790    $   3,095,729
===========================================================================================
  Class B                                                   $     637,476    $     633,741
===========================================================================================
  Class C                                                   $   8,692,786    $  11,189,927
===========================================================================================
  Class K                                                   $     119,003    $   1,065,122
===========================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2002
UNAUDITED

                                                                                 FINANCIAL
                                                                   ENERGY         SERVICES
                                                                     FUND             FUND
                                                               (CONTINUED)      (CONTINUED)
-------------------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                                               15,858,279       36,681,168
  Class A                                                         380,037          140,695
  Class B                                                          41,387           28,749
  Class C                                                         573,212          517,541
  Class K                                                           8,323           49,474
===========================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and Redemption Price per Share     $     15.45      $     22.00
  Class A
    Redemption Price per Share                                $     15.47      $     22.00
    Offering Price per Share (Maximum sales charge of 5.50%)  $     16.37      $     23.28
  Class B, Offering and Redemption Price per Share            $     15.40      $     22.04
  Class C, Offering and Redemption Price per Share            $     15.17      $     21.62
  Class K, Offering and Redemption Price per Share            $     14.30      $     21.53
===========================================================================================
(a)  Investment securities at cost and value at September 30, 2002 include repurchase agreements of $3,729,000 and $6,101,000 for Energy and Financial Services Funds,
     respectively.

(b)  The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 500 million have been allocated to Energy
     Fund and 700 million to Financial Services Fund: 100 million to each class of Energy
     Fund, 300 million to Financial Services Fund - Investor Class and 100 million to
     Financial Services Fund - Class A, Class B, Class C and Class K.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2002
UNAUDITED

                                                                     GOLD &
                                                                   PRECIOUS             HEALTH
                                                                     METALS           SCIENCES
                                                                       FUND               FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                                             $    90,894,463    $ 1,028,228,701
===============================================================================================
  At Value(a)(b)                                            $   117,276,911    $ 1,143,370,809
Cash                                                                    814             24,454
Foreign Currency (Cost $227,927 and $0, respectively)               226,188                  0
Receivables:
  Investment Securities Sold                                      3,948,083          8,082,328
  Fund Shares Sold                                                1,224,126          1,031,089
  Dividends and Interest                                            126,547             72,179
  Foreign Tax Reclaim                                                     0            172,432
Other Investments (Note 5)                                       15,925,210             15,300
Prepaid Expenses and Other Assets                                    24,616             80,024
===============================================================================================
TOTAL ASSETS                                                    138,752,495      1,152,848,615
===============================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                                 3,652,860         10,145,547
  Fund Shares Repurchased                                         1,267,911         60,919,742
  Securities Loaned                                              15,925,210             15,300
Depreciation on Forward Foreign Currency Contracts                   14,961                  0
Accrued Distribution Expenses
  Investor Class                                                     22,323            212,408
  Class A                                                               410                344
  Class B                                                               333                278
  Class C                                                             2,132              5,868
  Class K                                                              --                  748
Accrued Expenses and Other Payables                                  22,940            173,987
===============================================================================================
TOTAL LIABILITIES                                                20,909,080         71,474,222
===============================================================================================
NET ASSETS AT VALUE                                         $   117,843,415    $ 1,081,374,393
===============================================================================================
NET ASSETS
Paid-in Capital(c)                                          $   289,198,609    $ 1,278,844,594
Accumulated Undistributed Net Investment Loss                    (1,139,642)        (5,050,860)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency Transactions      (196,596,262)      (307,565,907)
Net Appreciation of Investment Securities                        26,380,710        115,146,566
===============================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding       $   117,843,415    $ 1,081,374,393
===============================================================================================
NET ASSETS AT VALUE:
  Investor Class                                            $   113,482,465    $ 1,069,114,516
===============================================================================================
  Class A                                                   $     1,668,362    $     2,350,756
===============================================================================================
  Class B                                                   $       521,393    $       390,785
===============================================================================================
  Class C                                                   $     2,171,195    $     7,315,561
===============================================================================================
  Class K                                                                --    $     2,202,775
===============================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2002
UNAUDITED

                                                                     GOLD &
                                                                   PRECIOUS             HEALTH
                                                                     METALS           SCIENCES
                                                                       FUND               FUND
                                                                 (CONTINUED)        (CONTINUED)
-----------------------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                                                 45,600,307         26,752,866
  Class A                                                           671,221             58,802
  Class B                                                           209,880              9,802
  Class C                                                           826,965            187,966
  Class K                                                                --             55,963
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and Redemption Price per Share    $         2.49    $         39.96
  Class A
   Redemption Price per Share                                $         2.49             $39.98
   Offering Price per Share (Maximum sales charge of 5.50%)  $         2.63    $         42.31
  Class B, Offering and Redemption Price per Share           $         2.48    $         39.87
  Class C, Offering and Redemption Price per Share           $         2.63    $         38.92
  Class K, Offering and Redemption Price per Share                       --    $         39.36

(a) Investment securities at cost and value at September 30, 2002 include repurchase agreements of $5,881,000 and $635,000 for Gold & Precious Metals and Health Sciences Funds,
    respectively.
(b) Investment securities at September 30, 2002 includes gold bullion cost of $9,475,205 and value of $10,831,781 for Gold & Precious Metals Fund.
(c) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 800 million have been allocated to Gold &
    Precious Metals Fund and 500 million to Health Sciences Fund: 200 million to each class of
    Gold & Precious Metals Fund and 100 million to each class of Health Sciences Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2002
UNAUDITED

                                                                               REAL ESTATE
                                                                   LEISURE     OPPORTUNITY
                                                                      FUND            FUND
---------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                $ 636,592,901    $  26,520,602
=============================================================================================
  At Value(a)                                               $ 661,071,468    $  26,937,289
Cash                                                               51,063            8,498
Foreign Currency (Cost $63,848 and $0, respectively)               64,140                0
Receivables:
  Investment Securities Sold                                            0          984,641
  Fund Shares Sold                                              1,482,387          206,118
  Dividends and Interest                                          499,237          123,429
  Foreign Tax Reclaim                                              53,798                0
Other Investments (Note 5)                                     17,924,964                0
Prepaid Expenses and Other Assets                                  57,820           10,389
=============================================================================================
TOTAL ASSETS                                                  681,204,877       28,270,364
=============================================================================================
LIABILITIES
Payables:
  Distributions to Shareholders                                         0           14,510
  Investment Securities Purchased                                 297,656        2,050,051
  Fund Shares Repurchased                                       1,700,747           78,166
  Securities Loaned                                            17,924,964                0
Accrued Distribution Expenses
  Investor Class                                                  114,554            4,904
  Class A                                                           4,487              106
  Class B                                                           4,123               48
  Class C                                                          13,579              418
  Class K                                                          19,737               --
Accrued Expenses and Other Payables                                53,743           11,478
=============================================================================================
TOTAL LIABILITIES                                              20,133,590        2,159,681
=============================================================================================
NET ASSETS AT VALUE                                         $ 661,071,287     $ 26,110,683
=============================================================================================
NET ASSETS
Paid-in Capital(b)                                          $ 695,891,743     $ 34,058,159
Accumulated Undistributed Net Investment Loss                  (3,220,529)         (39,868)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency Transactions     (56,083,277)      (8,324,295)
Net Appreciation of Investment Securities and
  Foreign Currency Transactions                                24,483,350          416,687
=============================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding       $ 661,071,287     $ 26,110,683
=============================================================================================
NET ASSETS AT VALUE:
  Investor Class                                            $ 567,183,449     $ 24,929,282
=============================================================================================
  Class A                                                   $  16,479,496     $    580,016
=============================================================================================
  Class B                                                   $   5,382,241     $     64,090
=============================================================================================
  Class C                                                   $  16,516,511     $    537,295
=============================================================================================
  Class K                                                   $  55,509,590               --
=============================================================================================


STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2002
UNAUDITED
                                                                               REAL ESTATE
                                                                   LEISURE     OPPORTUNITY
                                                                      FUND            FUND
                                                                (CONTINUED)     (CONTINUED)
---------------------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                                               18,678,443        3,314,746
  Class A                                                         542,128           77,565
  Class B                                                         177,743            8,567
  Class C                                                         556,110           70,460
  Class K                                                       1,827,284               --
=============================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and Redemption Price per Share   $       30.37     $       7.52
  Class A
    Redemption Price per Share                              $       30.40     $       7.48
    Offering Price per Share (Maximum sales charge of 5.50%)$       32.17     $       7.92
  Class B, Offering and Redemption Price per Share          $       30.28     $       7.48
  Class C, Offering and Redemption Price per Share          $       29.70     $       7.63
  Class K, Offering and Redemption Price per Share          $       30.38               --
=============================================================================================
(a)  Investment  securities  at cost and value at September  30, 2002  include  repurchase agreements  of  $1,381,000  and  $2,568,000  for Leisure and Real Estate  Opportunity
     Funds, respectively.
(b)  The INVESCO Sector Funds,  Inc. have 6.5 billion  authorized  shares of common stock, par value of $0.01 per share.  Of such  shares,  500 million  have been  allocated to
     Leisure  Fund and 400 million to Real Estate  Opportunity  Fund:  100 million to each class.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2002
UNAUDITED
                                                   TECHNOLOGY TELECOMMUNICATIONS
                                                         FUND               FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                   $  2,231,117,347   $ 382,533,414
================================================================================
  At Value(a)                                  $  1,335,691,642   $ 284,609,208
Cash                                                     85,084           8,914
Receivables:
  Investment Securities Sold                         78,639,188       2,893,118
  Fund Shares Sold                                    4,403,070         170,638
  Dividends and Interest                                246,938         179,979
Other Investments (Note 5)                            1,705,639      32,049,885
Prepaid Expenses and Other Assets                       197,584         190,709
================================================================================
TOTAL ASSETS                                      1,420,969,145     320,102,451
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                     7,519,213       2,090,516
  Fund Shares Repurchased                             2,161,380       1,117,589
  Securities Loaned                                   1,705,639      32,049,885
Accrued Distribution Expenses
  Investor Class                                        176,526          59,797
  Class A                                                   429             108
  Class B                                                    81               9
  Class C                                                 4,858           1,917
  Class K                                                 6,324             197
Accrued Expenses and Other Payables                     297,733         107,814
================================================================================
TOTAL LIABILITIES                                    11,872,183      35,427,832
================================================================================
NET ASSETS AT VALUE                            $  1,409,096,962  $  284,674,619
================================================================================
NET ASSETS
Paid-in Capital(b)                             $  6,053,514,645  $1,984,773,910
Accumulated Undistributed Net Investment Loss       (13,118,962)       (792,932)
Accumulated Undistributed Net Realized Loss on
  Investment Securities, Foreign Currency
  Transactions and Option Contracts              (3,735,873,016) (1,601,381,110)
Net Depreciation of Investment Securities,
  Foreign Currency Transactions and Option
  Contracts                                        (895,425,705)    (97,925,249)
================================================================================
NET ASSETS AT VALUE, Applicable to Shares
  Outstanding                                  $  1,409,096,962  $  284,674,619
================================================================================
NET ASSETS AT VALUE:
  Institutional Class                          $    619,134,537              --
================================================================================
  Investor Class                               $    766,980,586  $  281,422,094
================================================================================
  Class A                                      $      1,327,400  $      378,759
================================================================================
  Class B                                      $        107,248  $       11,462
================================================================================
  Class C                                      $      5,384,989  $    2,303,761
================================================================================
  Class K                                      $     16,162,202  $      558,543
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2002
UNAUDITED

                                                  TECHNOLOGY TELECOMMUNICATIONS
                                                        FUND               FUND
                                                  (CONTINUED)        (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Institutional Class                                   40,453,571           --
  Investor Class                                        51,197,645   37,870,458
  Class A                                                   88,436       50,934
  Class B                                                    7,172        1,548
  Class C                                                  370,010      318,066
  Class K                                                1,084,896       75,641
================================================================================
NET ASSET VALUE PER SHARE:
  Institutional Class, Offering and Redemption
  Price per Share                                    $       15.30           --
  Investor Class, Offering and Redemption Price
  per Share                                          $       14.98  $      7.43
  Class A
    Redemption Price per Share                       $       15.01  $      7.44
    Offering Price per Share (Maximum sales
    charge of 5.50%)                                 $       15.88  $      7.87
  Class B, Offering and Redemption Price per Share   $       14.95  $      7.40
  Class C, Offering and Redemption Price per Share   $       14.55  $      7.24
  Class K, Offering and Redemption Price per Share   $       14.90  $      7.38
================================================================================

(a) Investment securities at cost and value at September 30, 2002 include repurchase agreements of $2,256,000 and $1,689,000 for Technology and Telecommunications Funds, respectively.
(b) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 1 billion have been allocated to Technology Fund and 1.1 billion to Telecommunications Fund: 300 million to Technology Fund - Institutional Class, 300 million to Technology Fund - Investor Class, 100 million to Technology Fund - Class A, 100 million to Technology Fund - Class B, 100 million to Technology Fund - Class C, 100 million to Technology Fund - Class K, 300 million to Telecommunications Fund
    - Investor Class, 200 million to Telecommunications Fund - Class A, 200 million to Telecommunications Fund - Class B, 200 million to Telecommunications Fund - Class C and 200 million to Telecommunications Fund
    - Class K.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2002
UNAUDITED

                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                      $  89,290,101
================================================================================
  At Value(a)                                                     $  79,435,169
Receivables:
  Fund Shares Sold                                                       28,078
  Dividends and Interest                                                294,572
Prepaid Expenses and Other Assets                                        26,252
================================================================================
TOTAL ASSETS                                                         79,784,071
================================================================================
LIABILITIES
Payables:
  Custodian                                                               2,182
  Distributions to Shareholders                                          41,962
  Investment Securities Purchased                                       930,345
  Fund Shares Repurchased                                                86,046
Accrued Distribution Expenses
  Investor Class                                                         15,368
  Class A                                                                    66
  Class B                                                                   163
  Class C                                                                   580
Accrued Expenses and Other Payables                                      21,863
================================================================================
TOTAL LIABILITIES                                                     1,098,575
================================================================================
NET ASSETS AT VALUE                                               $  78,685,496
================================================================================
NET ASSETS
Paid-in Capital(b)                                                $ 122,556,380
Accumulated Undistributed Net Investment Loss                           (94,518)
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                             (33,921,434)
Net Depreciation of Investment Securities                            (9,854,932)
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding             $  78,685,496
================================================================================
NET ASSETS AT VALUE:
  Investor Class                                                  $  77,536,365
================================================================================
  Class A                                                         $     243,792
================================================================================
  Class B                                                         $     205,288
================================================================================
  Class C                                                         $     700,051
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2002
UNAUDITED

                                                                      UTILITIES
                                                                           FUND
                                                                     (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                                                      9,705,140
  Class A                                                                30,597
  Class B                                                                25,786
  Class C                                                                87,514
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and Redemption Price per Share            $     7.99
  Class A
   Redemption Price per Share                                        $     7.97
   Offering Price per Share (Maximum sales charge of 5.50%)          $     8.43
  Class B, Offering and Redemption Price per Share                   $     7.96
  Class C, Offering and Redemption Price per Share                   $     8.00
================================================================================

(a) Investment securities at cost and value at September 30, 2002 includes a repurchase agreement of $4,337,000.

(b) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 400 million have been allocated to Utilities Fund: 100 million to each class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED SEPTEMBER 30, 2002 (NOTE 1)
UNAUDITED

                                                                                        FINANCIAL
                                                                        ENERGY           SERVICES
                                                                          FUND               FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                         $  1,788,172      $   8,148,287
Dividends from Affiliated Investment Companies                               0             11,147
Interest                                                                98,915            389,553
Securities Loaned Income                                                 6,340                  0
  Foreign Taxes Withheld                                               (35,766)           (14,787)
==================================================================================================
  TOTAL INCOME                                                       1,857,661          8,534,200
==================================================================================================
EXPENSES
Investment Advisory Fees                                             1,207,212          3,439,744
Distribution Expenses                                                  448,300          1,382,542
Transfer Agent Fees                                                    744,525          1,707,510
Administrative Services Fees                                            77,700            243,361
Custodian Fees and Expenses                                             31,368             81,037
Directors' Fees and Expenses                                            14,570             39,438
Interest Expenses                                                        2,334              4,887
Professional Fees and Expenses                                          16,438             26,695
Registration Fees and Expenses - Investor Class                         35,344             40,823
Reports to Shareholders                                                126,695            283,851
Other Expenses                                                           6,973             17,557
==================================================================================================
  TOTAL EXPENSES                                                     2,711,459          7,267,445
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (7,287)            (1,594)
  Fees and Expenses Paid Indirectly                                    (20,586)           (66,096)
==================================================================================================
    NET EXPENSES                                                     2,683,586          7,199,755
==================================================================================================
NET INVESTMENT INCOME (LOSS)                                          (825,925)         1,334,445
==================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES Net Realized Gain (Loss) on:
  Investment Securities                                            (20,172,400)       (40,378,942)
  Foreign Currency Transactions                                          4,911          2,653,188
==================================================================================================
    Total Net Realized Loss                                        (20,167,489)       (37,725,754)
==================================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                            (50,052,701)      (216,569,120)
  Foreign Currency Transactions                                              0            576,809
==================================================================================================
    Total Change in Net Appreciation/Depreciation                  (50,052,701)      (215,992,311)
==================================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                (70,220,190)      (253,718,065)
==================================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                                 $(71,046,115)     $(252,383,620)
==================================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED SEPTEMBER 30, 2002 (NOTE 1)
UNAUDITED

                                                                        GOLD &
                                                                      PRECIOUS             HEALTH
                                                                        METALS           SCIENCES
                                                                          FUND               FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                         $    674,551      $   3,208,366
Interest                                                                38,877            696,260
Securities Loaned Income                                                34,643             13,050
  Foreign Taxes Withheld                                               (17,958)           (67,461)
  TOTAL INCOME                                                         730,113          3,850,215
==================================================================================================
EXPENSES
==================================================================================================
Investment Advisory Fees                                               447,083          3,961,225
Distribution Expenses                                                  157,948          1,600,509
Transfer Agent Fees                                                    317,134          2,322,833
Administrative Services Fees                                            31,825            286,028
Custodian Fees and Expenses                                             34,076             98,297
Directors' Fees and Expenses                                             7,014             48,767
Interest Expenses                                                        1,307             30,872
Professional Fees and Expenses                                          12,317             33,468
Registration Fees and Expenses - Investor Class                         11,230             60,033
Reports to Shareholders                                                 67,535            405,908
Other Expenses                                                           5,252             17,674
==================================================================================================
  TOTAL EXPENSES                                                     1,092,721          8,865,614
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser                0            (11,545)
  Fees and Expenses Paid Indirectly                                    (12,920)           (77,885)
==================================================================================================
    NET EXPENSES                                                     1,079,801          8,776,184
==================================================================================================
NET INVESTMENT LOSS                                                   (349,688)        (4,925,969)
==================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                              6,601,155       (116,085,604)
  Foreign Currency Transactions                                       (225,757)         1,648,891
==================================================================================================
    Total Net Realized Gain (Loss)                                   6,375,398       (114,436,713)
==================================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                                485,552       (103,260,618)
  Foreign Currency Transactions                                        151,397           (225,816)
==================================================================================================
    Total Change in Net Appreciation/Depreciation                      636,949       (103,486,434)
==================================================================================================
NET GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                  7,012,347       (217,923,147)
==================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                                 $  6,662,659      $(222,849,116)
==================================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED SEPTEMBER 30, 2002 (NOTE 1)
UNAUDITED

                                                                                      REAL ESTATE
                                                                       LEISURE        OPPORTUNITY
                                                                          FUND               FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                         $  2,790,567      $     689,581
Interest                                                               290,781             14,346
Securities Loaned Income                                                98,553                  0
  Foreign Taxes Withheld                                              (155,897)               (99)
==================================================================================================
  TOTAL INCOME                                                       3,024,004            703,828
==================================================================================================
EXPENSES
Investment Advisory Fees                                             2,664,088            100,938
Distribution Expenses                                                1,117,270             37,944
Transfer Agent Fees                                                  1,635,013            102,164
Administrative Services Fees                                           180,143             11,056
Custodian Fees and Expenses                                            115,478              4,545
Directors' Fees and Expenses                                            26,204              4,691
Interest Expenses                                                           60                 67
Professional Fees and Expenses                                          22,571             12,588
Registration Fees and Expenses - Investor Class                         39,901              7,195
Reports to Shareholders                                                208,004             29,884
Other Expenses                                                          14,101              1,825
==================================================================================================
  TOTAL EXPENSES                                                     6,022,833            312,897
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser         (223,474)           (91,870)
  Fees and Expenses Paid Indirectly                                       (646)              (672)
==================================================================================================
    NET EXPENSES                                                     5,798,713            220,355
==================================================================================================
NET INVESTMENT INCOME (LOSS)                                        (2,774,709)           483,473
==================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES Net Realized Gain (Loss) on:
  Investment Securities                                            (44,211,297)           540,422
  Foreign Currency Transactions                                        389,745                  0
==================================================================================================
    Total Net Realized Gain (Loss)                                 (43,821,552)           540,422
==================================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                           (161,215,677)        (2,376,431)
  Foreign Currency Transactions                                     12,065,336                  0
==================================================================================================
    Total Change in Net Appreciation/Depreciation                 (149,150,341)        (2,376,431)
==================================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                               (192,971,893)        (1,836,009)
==================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(195,746,602)     $  (1,352,536)
==================================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED SEPTEMBER 30, 2002 (NOTE 1)
UNAUDITED

                                                                    TECHNOLOGY TELECOMMUNICATIONS
                                                                          FUND               FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                      $     1,073,685     $   2,353,966
Dividends from Affiliated Investment Companies                               0            38,073
Interest                                                             1,667,416           565,789
Securities Loaned Income                                               105,392           130,496
  Foreign Taxes Withheld                                               (79,072)         (154,163)
==================================================================================================
  TOTAL INCOME                                                       2,767,421         2,934,161
==================================================================================================
EXPENSES
Investment Advisory Fees                                             6,514,004         1,299,840
Distribution Expenses                                                1,671,381           514,958
Transfer Agent Fees                                                  5,496,932         2,864,347
Administrative Services Fees                                           508,413            95,168
Custodian Fees and Expenses                                            157,040            62,859
Directors' Fees and Expenses                                            70,006            14,337
Interest Expenses                                                       15,610             2,969
Professional Fees and Expenses                                          53,511            23,390
Registration Fees and Expenses - Institutional Class                    12,485                --
Registration Fees and Expenses - Investor Class                        147,425            64,810
Reports to Shareholders                                                558,346           435,276
Other Expenses                                                          34,243             9,004
==================================================================================================
  TOTAL EXPENSES                                                    15,239,396         5,386,958
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser         (123,615)       (1,684,528)
  Fees and Expenses Paid Indirectly                                       (967)          (41,265)
==================================================================================================
    NET EXPENSES                                                    15,114,814         3,661,165
==================================================================================================
NET INVESTMENT LOSS                                                (12,347,393)         (727,004)
==================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES Net Realized Gain (Loss) on:
  Investment Securities                                           (903,154,549)     (342,187,226)
  Foreign Currency Transactions                                             66            54,333
  Option Contracts                                                  19,878,700           180,619
==================================================================================================
    Total Net Realized Loss                                       (883,275,783)     (341,952,274)
==================================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities,                                          (651,701,514)      128,049,724
  Foreign Currency Transactions                                              0         4,514,138
  Option Contracts                                                  (4,968,527)         (229,852)
==================================================================================================
    Total Change in Net Appreciation/Depreciation                 (656,670,041)      132,334,010
==================================================================================================
NET LOSS ON INVESTMENT SECURITIES, FOREIGN
  CURRENCY TRANSACTIONS AND OPTION CONTRACTS                    (1,539,945,824)     (209,618,264)
==================================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                              $(1,552,293,217)    $(210,345,268)
==================================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED SEPTEMBER 30, 2002 (NOTE 1)
UNAUDITED

                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                          $  1,725,305
Interest                                                                194,105
Securities Loaned Income                                                  1,069
  Foreign Taxes Withheld                                                 (4,253)
================================================================================
  TOTAL INCOME                                                        1,916,226
================================================================================
EXPENSES
Investment Advisory Fees                                                367,374
Distribution Expenses                                                   126,821
Transfer Agent Fees                                                     293,531
Administrative Services Fees                                             27,042
Custodian Fees and Expenses                                               8,666
Directors' Fees and Expenses                                              7,530
Professional Fees and Expenses                                           11,551
Registration Fees and Expenses - Investor Class                          11,879
Reports to Shareholders                                                  56,735
Other Expenses                                                            3,122
================================================================================
  TOTAL EXPENSES                                                        914,251
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser          (275,068)
  Fees and Expenses Paid Indirectly                                        (142)
================================================================================
    NET EXPENSES                                                        639,041
================================================================================
NET INVESTMENT INCOME                                                 1,277,185
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                           (6,396,255)
Change in Net Appreciation/Depreciation of Investment Securities    (21,700,155)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                   (28,096,410)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $(26,819,225)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
ENERGY FUND

                                               SIX MONTHS                 YEAR
                                                    ENDED                ENDED
                                             SEPTEMBER 30             MARCH 31
--------------------------------------------------------------------------------
                                                     2002                 2002
                                                  (Note 1)
                                                UNAUDITED

OPERATIONS
Net Investment Loss                         $    (825,925)       $  (1,466,773)
Net Realized Loss                             (20,167,489)         (44,619,544)
Change in Net Appreciation/Depreciation       (50,052,701)           5,832,460
================================================================================
NET DECREASE IN NET
  ASSETS FROM OPERATIONS                      (71,046,115)         (40,253,857)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                              139,680,684          644,971,752
  Class A                                       9,152,739                   --
  Class B                                         756,184                   --
  Class C                                      10,651,890           20,669,161
  Class K                                         137,984               35,899
================================================================================
                                              160,379,481          665,676,812
Amounts Paid for Repurchases of Shares
  Investor Class                             (185,893,388)        (692,833,382)
  Class A                                      (2,029,557)                  --
  Class B                                         (18,399)                  --
  Class C                                     (11,860,861)         (16,337,642)
  Class K                                         (36,296)              (2,743)
================================================================================
                                             (199,838,501)        (709,173,767)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                (39,459,020)         (43,496,955)
================================================================================
TOTAL DECREASE IN NET ASSETS                 (110,505,135)         (83,750,812)
NET ASSETS
Beginning of Period                           370,799,415          454,550,227
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of
  ($849,608) and ($23,683), respectively)   $ 260,294,280        $ 370,799,415
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
FINANCIAL SERVICES FUND

                                                    SIX MONTHS             YEAR
                                                         ENDED            ENDED
                                                  SEPTEMBER 30         MARCH 31
--------------------------------------------------------------------------------
                                                          2002             2002
                                                       (Note 1)
                                                     UNAUDITED

OPERATIONS
Net Investment Income                          $     1,334,445  $     3,116,228
Net Realized Gain (Loss)                           (37,725,754)      17,633,179
Change in Net Appreciation/Depreciation           (215,992,311)      15,800,834
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                          (252,383,620)      36,550,241
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class                                               0      (74,131,190)
Class C                                                      0         (769,067)
Class K                                                      0          (74,131)
================================================================================
TOTAL DISTRIBUTIONS                                          0      (74,974,388)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                 1,384,351,957    1,480,559,448
  Class A                                            4,501,335               --
  Class B                                              767,253               --
  Class C                                           15,069,692       27,338,396
  Class K                                              373,364        1,778,835
Reinvestment of Distributions
  Investor Class                                             0       70,771,361
  Class C                                                    0          715,041
  Class K                                                    0           74,046
================================================================================
                                                 1,405,063,601    1,581,237,127
Amounts Paid for Repurchases of Shares
  Investor Class                                (1,563,930,685)  (1,647,802,644)
  Class A                                             (769,098)              --
  Class B                                               (9,636)              --
  Class C                                          (17,190,417)     (22,844,846)
  Class K                                              (78,404)        (825,978)
================================================================================
                                                (1,581,978,240)  (1,671,473,468)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                    (176,914,639)     (90,236,341)
================================================================================
TOTAL DECREASE IN NET ASSETS                      (429,298,259)    (128,660,488)
NET ASSETS
Beginning of Period                              1,252,144,049    1,380,804,537
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income (Loss) of
  $1,226,281 and ($108,164), respectively)     $   822,845,790  $ 1,252,144,049
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
GOLD & PRECIOUS METALS FUND

                                                    SIX MONTHS             YEAR
                                                         ENDED            ENDED
                                                  SEPTEMBER 30         MARCH 31
--------------------------------------------------------------------------------
                                                          2002             2002
                                                       (Note 1)
                                                     UNAUDITED

OPERATIONS
Net Investment Loss                              $    (349,688)   $    (618,754)
Net Realized Gain (Loss)                             6,375,398         (561,100)
Change in Net Appreciation/Depreciation                636,949       38,665,964
================================================================================
NET INCREASE IN NET
  ASSETS FROM OPERATIONS                             6,662,659       37,486,110
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                   195,089,765      250,552,619
  Class A                                            3,407,511               --
  Class B                                              557,872               --
  Class C                                            9,850,578        3,043,172
================================================================================
                                                   208,905,726      253,595,791
Amounts Paid for Repurchases of Shares
  Investor Class                                  (193,523,032)    (247,531,594)
  Class A                                           (1,493,018)              --
  Class B                                               (1,811)              --
  Class C                                           (8,053,185)      (2,690,754)
================================================================================
                                                  (203,071,046)    (250,222,348)
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                       5,834,680        3,373,443
================================================================================
TOTAL INCREASE IN NET ASSETS                        12,497,339       40,859,553
NET ASSETS
Beginning of Period                                105,346,076       64,486,523
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of
  ($1,139,642) and ($789,954), respectively)     $ 117,843,415    $ 105,346,076
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
HEALTH SCIENCES FUND

                                                    SIX MONTHS             YEAR
                                                         ENDED            ENDED
                                                  SEPTEMBER 30         MARCH 31
--------------------------------------------------------------------------------
                                                          2002             2002
                                                       (Note 1)
                                                     UNAUDITED
OPERATIONS
Net Investment Loss                            $    (4,925,969) $   (12,583,295)
Net Realized Loss                                 (114,436,713)    (148,326,289)
Change in Net Appreciation/Depreciation           (103,486,434)     226,759,441
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                          (222,849,116)      65,849,857
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class                                               0         (583,793)
Class C                                                      0           (8,161)
Class K                                                      0           (1,034)
================================================================================
TOTAL DISTRIBUTIONS                                          0         (592,988)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                 1,768,761,436    2,819,831,341
  Class A                                            2,883,814               --
  Class B                                              423,818               --
  Class C                                           40,707,298      444,052,177
  Class K                                              683,248        3,560,641
Reinvestment of Distributions
  Investor Class                                             0          569,872
  Class C                                                    0            7,780
  Class K                                                    0            1,034
================================================================================
                                                 1,813,459,614    3,268,022,845
Amounts Paid for Repurchases of Shares
  Investor Class                                (1,954,576,808)  (2,989,733,603)
  Class A                                             (376,013)              --
  Class B                                               (1,615)              --
  Class C                                          (47,409,789)    (440,088,546)
  Class K                                             (481,266)        (994,361)
================================================================================
                                                (2,002,845,491)  (3,430,816,510)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                    (189,385,877)    (162,793,665)
================================================================================
TOTAL DECREASE IN NET ASSETS                      (412,234,993)     (97,536,796)
NET ASSETS
Beginning of Period                              1,493,609,386    1,591,146,182
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of
  ($5,050,860) and ($124,891), respectively)   $ 1,081,374,393  $ 1,493,609,386
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
LEISURE FUND

                                                  SIX MONTHS                YEAR
                                                       ENDED               ENDED
                                                SEPTEMBER 30            MARCH 31
--------------------------------------------------------------------------------
                                                        2002                2002
                                                     (Note 1)            (Note 1
                                                   UNAUDITED

OPERATIONS
Net Investment Loss                            $  (2,774,709)     $  (4,636,576)
Net Realized Loss                                (43,821,552)       (11,436,792)
Change in Net Appreciation/Depreciation         (149,150,341)        43,733,217
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                        (195,746,602)        27,659,849
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class                                             0         (6,606,439)
Class C                                                    0            (83,069)
================================================================================
TOTAL DISTRIBUTIONS                                        0         (6,689,508)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                 125,194,426        729,179,032
  Class A                                         21,460,423                 --
  Class B                                          6,408,737                 --
  Class C                                         34,587,198         54,801,929
  Class K                                         17,488,050         59,960,773
Reinvestment of Distributions
  Investor Class                                           0          6,410,599
  Class C                                                  0             79,560
================================================================================
                                                 205,138,834        850,431,893
Amounts Paid for Repurchases of Shares
  Investor Class                                (185,533,491)      (561,176,279)
  Class A                                         (1,860,715)                --
  Class B                                           (154,021)                --
  Class C                                        (29,832,332)       (43,833,698)
  Class K                                         (8,938,254)        (1,210,408)
================================================================================
                                                (226,318,813)      (606,220,385)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                   (21,179,979)       244,211,508
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS         (216,926,581)       265,181,849
NET ASSETS
Beginning of Period                              877,997,868        612,816,019
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of
  ($3,220,529) and ($445,820), respectively)   $ 661,071,287      $ 877,997,868
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
REAL ESTATE OPPORTUNITY FUND

                                                     SIX MONTHS            YEAR
                                                          ENDED           ENDED
                                                   SEPTEMBER 30        MARCH 31
--------------------------------------------------------------------------------
                                                           2002            2002
                                                        (Note 1)
                                                      UNAUDITED

OPERATIONS
Net Investment Income                              $    483,473    $    959,897
Net Realized Gain (Loss)                                540,422      (1,776,058)
Change in Net Appreciation/Depreciation              (2,376,431)      3,077,128
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                             (1,352,536)      2,260,967
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class                                         (500,868)       (883,840)
Class A                                                  (9,213)             --
Class B                                                  (1,133)             --
Class C                                                 (17,050)        (19,583)
================================================================================
TOTAL DISTRIBUTIONS                                    (528,264)       (903,423)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                     27,338,119      65,554,193
  Class A                                             1,397,205              --
  Class B                                                73,817              --
  Class C                                             2,629,905       6,576,932
Reinvestment of Distributions
  Investor Class                                        476,886         847,345
  Class A                                                 7,110              --
  Class B                                                   945              --
  Class C                                                15,296          17,365
================================================================================
                                                     31,939,283      72,995,835
Amounts Paid for Repurchases of Shares
  Investor Class                                    (21,546,366)    (75,885,547)
  Class A                                              (781,689)             --
  Class B                                                (5,910)             --
  Class C                                            (2,442,904)     (7,520,965)
================================================================================
                                                    (24,776,869)    (83,406,512)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        7,162,414     (10,410,677)
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS               5,281,614      (9,053,133)
NET ASSETS
Beginning of Period                                  20,829,069      29,882,202
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income (Loss) of
  ($39,868) and $4,923, respectively)              $ 26,110,683    $ 20,829,069
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
TECHNOLOGY FUND

                                                    SIX MONTHS             YEAR
                                                         ENDED            ENDED
                                                  SEPTEMBER 30         MARCH 31
--------------------------------------------------------------------------------
                                                          2002             2002
                                                       (Note 1)
                                                     UNAUDITED
OPERATIONS
Net Investment Loss                           $   (12,347,393)  $   (29,818,014)
Net Realized Loss                                (883,275,783)   (1,701,319,209)
Change in Net Appreciation/Depreciation          (656,670,041)    1,093,675,772
================================================================================
NET DECREASE IN NET
  ASSETS FROM OPERATIONS                       (1,552,293,217)     (637,461,451)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Institutional Class                             173,119,921     1,144,541,447
  Investor Class                                3,102,963,379     4,626,109,679
  Class A                                           7,345,966                --
  Class B                                             155,568                --
  Class C                                           8,458,981        98,155,680
  Class K                                           8,996,171        31,102,806
================================================================================
                                                3,301,039,986     5,899,909,612
Amounts Paid for Repurchases of Shares
  Institutional Class                            (252,539,623)     (884,671,106)
  Investor Class                               (3,334,145,451)   (4,604,480,513)
  Class A                                          (5,155,755)               --
  Class B                                              (3,152)               --
  Class C                                         (15,242,609)      (91,350,472)
  Class K                                          (4,608,388)       (4,487,304)
================================================================================
                                               (3,611,694,978)   (5,584,989,395)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                   (310,654,992)      314,920,217
================================================================================
TOTAL DECREASE IN NET ASSETS                   (1,862,948,209)     (322,541,234)
NET ASSETS
Beginning of Period                             3,272,045,171     3,594,586,405
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of
  ($13,118,962) and ($771,569), respectively) $ 1,409,096,962   $ 3,272,045,171
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
TELECOMMUNICATIONS FUND


                                                  SIX MONTHS               YEAR
                                                       ENDED              ENDED
                                                SEPTEMBER 30           MARCH 31
--------------------------------------------------------------------------------
                                                        2002               2002
                                                     (Note 1)
                                                   UNAUDITED

OPERATIONS
Net Investment Loss                          $      (727,004)   $    (6,130,769)
Net Realized Loss                               (341,952,274)      (861,726,352)
Change in Net Appreciation/Depreciation          132,334,010        246,742,633
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                               (210,345,268)      (621,114,488)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                 568,694,438      2,027,191,892
  Class A                                            503,914                 --
  Class B                                             15,424                 --
  Class C                                          5,440,210        327,970,659
  Class K                                            311,285          1,234,228
================================================================================
                                                 574,965,271      2,356,396,779
Amounts Paid for Repurchases of Shares
  Investor Class                                (653,411,064)    (2,325,417,357)
  Class A                                            (26,226)                --
  Class C                                        (11,471,752)      (323,176,133)
  Class K                                           (260,850)          (104,957)
================================================================================
                                                (665,169,892)    (2,648,698,447)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                   (90,204,621)      (292,301,668)
================================================================================
TOTAL DECREASE IN NET ASSETS                    (300,549,889)      (913,416,156)
NET ASSETS
Beginning of Period                              585,224,508      1,498,640,664
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of
  ($792,932) and ($65,928), respectively)    $   284,674,619    $   585,224,508
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
UTILITIES FUND

                                                    SIX MONTHS             YEAR
                                                         ENDED            ENDED
                                                  SEPTEMBER 30         MARCH 31
--------------------------------------------------------------------------------
                                                          2002             2002
                                                       (Note 1)
                                                     UNAUDITED

OPERATIONS
Net Investment Income                            $   1,277,185    $   1,845,871
Net Realized Loss                                   (6,396,255)     (22,801,292)
Change in Net Appreciation/Depreciation            (21,700,155)     (53,674,952)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS         (26,819,225)     (74,630,373)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                    (1,353,530)      (1,869,306)
  Class A                                               (3,206)              --
  Class B                                               (2,731)              --
  Class C                                               (7,167)            (728)
================================================================================
TOTAL DISTRIBUTIONS                                 (1,366,634)      (1,870,034)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                    43,345,090      138,696,599
  Class A                                              371,283               --
  Class B                                              246,897               --
  Class C                                            3,031,961        8,575,353
Reinvestment of Distributions
  Investor Class                                     1,279,342        1,774,320
  Class A                                                1,679               --
  Class B                                                  331               --
  Class C                                                6,901              718
================================================================================
                                                    48,283,484      149,046,990
Amounts Paid for Repurchases of Shares
  Investor Class                                   (63,868,997)    (173,267,204)
  Class A                                              (95,219)              --
  Class C                                           (3,824,668)      (9,358,343)
================================================================================
                                                   (67,788,884)    (182,625,547)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                     (19,505,400)     (33,578,557)
================================================================================
TOTAL DECREASE IN NET ASSETS                       (47,691,259)    (110,078,964)
NET ASSETS
Beginning of Period                                126,376,755      236,455,719
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of
  ($94,518) and ($5,069), respectively)          $  78,685,496    $ 126,376,755
================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Sector Funds, Inc. is incorporated in Maryland and presently consists of nine separate
Funds: Energy Fund, Financial Services Fund, Gold & Precious Metals Fund (formerly Gold Fund), Health Sciences Fund, Leisure Fund, Real Estate Opportunity Fund, Technology Fund, Telecommunications Fund and Utilities Fund (individually the "Fund" and collectively, the "Funds"). Effective July 31, 2002, Gold Fund's name changed to Gold & Precious Metals Fund. The investment objectives of the Funds are: to seek capital growth through investments in specific business sectors for Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure and Technology Funds; to achieve capital growth and current income for Real Estate Opportunity, Telecommunications and Utilities Funds. INVESCO Sector Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective April 1, 2002, Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications and Utilities Funds began offering two additional classes of shares, referred to as Class A and Class B shares. Effective December 17, 2001, Leisure Fund began offering an additional class of shares, referred to as Class K shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions. Certain prior year information has been restated to conform to current year presentation.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Gold bullion is valued at the close of the New York Stock Exchange and its valuation is obtained by a pricing service approved by the Fund's board of directors.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired. During the six months ended September 30, 2002, Energy Fund was reimbursed for certain trading losses, the amounts which are insignificant.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended September 30, 2002, Financial Services and Telecommunications Funds invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

The Gold & Precious Metals Fund may invest in gold bullion which may have significant price movements over short periods of time and may be affected by unpredictable international monetary and political policies. Further, gold bullion may have storage and transaction costs associated with its ownership which may be higher than that of other types of securities.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at September 30, 2002 include:

                                                                                      NET TAX
                                      COST OF      GROSS TAX        GROSS TAX    APPRECIATION
                              INVESTMENTS FOR     UNREALIZED       UNREALIZED   (DEPRECIATION)
FUND                             TAX PURPOSES   APPRECIATION     DEPRECIATION  ON INVESTMENTS
-----------------------------------------------------------------------------------------------
Energy Fund                    $  256,841,146   $ 19,243,452   $   16,978,640   $   2,264,812
Financial Services Fund           821,937,968     93,259,669       77,833,483      15,426,186
Gold & Precious Metals Fund        92,328,929     34,994,469       10,046,487      24,947,982
Health Sciences Fund            1,051,883,529    137,243,297       45,756,017      91,487,280
Leisure Fund                      636,721,418    119,456,089       95,106,039      24,350,050
Real Estate Opportunity Fund       26,746,540        955,557          764,808         190,749
Technology Fund                 2,321,104,024     22,465,618    1,007,878,000    (985,412,382)
Telecommunications Fund           385,569,400      8,013,757      108,973,949    (100,960,192)
Utilities Fund                     89,290,610      2,050,944       11,906,385      (9,855,441)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions and written options activity.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital and currency losses are: Energy Fund $19,853,415, Financial Services Fund $9,363, Gold & Precious Metals Fund $1,020, Health Sciences Fund $56,817,697, Leisure Fund $8,298,508, Technology Fund $483,149,784, Telecommunications Fund $324,092,257 and Utilities Fund $17,205,149, respectively.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTION CONTRACTS -- The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended September 30, 2002, was as follows:

                                                          CALL OPTIONS
--------------------------------------------------------------------------------

                                                    NUMBER               AMOUNT
                                                OF OPTIONS          OF PREMIUMS
--------------------------------------------------------------------------------

TECHNOLOGY FUND
Options outstanding at March 31, 2002              (43,575)        $ 17,656,466
Options written                                    (98,311)          23,003,344
Options closed or expired                          141,886          (40,659,810)
Options outstanding at September 30, 2002                0         $          0

                                                              CALL OPTIONS
--------------------------------------------------------------------------------
                                                    NUMBER               AMOUNT
                                                OF OPTIONS          OF PREMIUMS
--------------------------------------------------------------------------------
Telecommunications Fund
Options outstanding at March 31, 2002               (1,600)        $    261,852
Options written                                     (5,498)             720,216
Options closed or expired                            7,098             (982,068)
Options outstanding at September 30, 2002                0         $          0

H. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Custodian Fees and Expenses for Energy, Financial Services, Gold & Precious Metals, Health Sciences and Telecommunications Funds are reduced by credits earned from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                            AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                      $700        $2         $4        $6
                                $0 TO    $350 TO   MILLION    BILLION   BILLION    BILLION      OVER
                                 $350       $700     TO $2      TO $4     TO $6      TO $8        $8
FUND                          MILLION    MILLION   BILLION    BILLION   BILLION    BILLION   BILLION
-----------------------------------------------------------------------------------------------------
Energy Fund                     0.75%      0.65%      0.55%     0.45%     0.40%     0.375%     0.35%
Financial Services Fund         0.75%      0.65%      0.55%     0.45%     0.40%     0.375%     0.35%
Gold & Precious Metals Fund     0.75%      0.65%      0.55%     0.45%     0.40%     0.375%     0.35%
Health Sciences Fund            0.75%      0.65%      0.55%     0.45%     0.40%     0.375%     0.35%
Leisure Fund                    0.75%      0.65%      0.55%     0.45%     0.40%     0.375%     0.35%
Technology Fund                 0.75%      0.65%      0.55%     0.45%     0.40%     0.375%     0.35%
Utilities Fund                  0.75%      0.65%      0.55%     0.45%     0.40%     0.375%     0.35%

                                            AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------
                                            $500        $1         $2        $4         $6
                                $0 TO    MILLION   BILLION    BILLION   BILLION    BILLION      OVER
                                 $500      TO $1     TO $2      TO $4     TO $6      TO $8        $8
FUND                          MILLION    BILLION   BILLION    BILLION   BILLION    BILLION   BILLION
-----------------------------------------------------------------------------------------------------
Real Estate Opportunity Fund    0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Telecommunications Fund         0.65%      0.55%     0.45%      0.45%     0.40%     0.375%     0.35%

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the

Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the six months ended September 30, 2002, amounts paid to the Distributor were as follows:

                                            INVESTOR       CLASS       CLASS       CLASS        CLASS
FUND                                           CLASS           A           B           C            K
------------------------------------------------------------------------------------------------------
Energy Fund                               $  407,873     $ 6,337     $ 1,438     $56,550     $    162
Financial Services Fund                    1,394,770       3,000       1,788      76,693        2,352
Gold & Precious Metals Fund                  142,801         976         669       8,603           --
Health Sciences Fund                       1,649,607       1,210         851      53,817        5,208
Leisure Fund                                 909,795      15,035      12,006      87,546      138,893
Real Estate Opportunity Fund                  31,151         292         157       5,379           --
Technology Fund                            1,778,899       1,788         228      56,482       53,266
Telecommunications Fund                      561,958         240          36      23,146        1,650
Utilities Fund                               131,582         129         475       5,734           --

If the Class B Plan is terminated, the Board of Directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the six months ended September 30, 2002, for Class B were as follows:

                                                              DISTRIBUTOR'S  DISTRIBUTOR'S
                                                                  AGGREGATE   UNREIMBURSED
                                                               UNREIMBURSED  EXPENSES AS %
                                              AMOUNT RETAINED      EXPENSES  OF NET ASSETS
FUND                                           BY DISTRIBUTOR    UNDER PLAN       OF CLASS
-------------------------------------------------------------------------------------------
Energy Fund - Class B Plan                            $ 1,864      $ 24,019          3.77%
Financial Services Fund - Class B Plan                  2,267        26,412          4.17%
Gold & Precious Metals Fund - Class B Plan                999        20,496          3.93%
Health Sciences Fund - Class B Plan                     1,129        15,487          3.96%
Leisure Fund - Class B Plan                            16,039       219,953          4.09%
Real Estate Opportunity Fund - Class B Plan               204         1,941          3.03%
Technology Fund - Class B Plan                            308         5,625          5.25%
Telecommunications Fund - Class B Plan                     45           532          4.64%
Utilities Fund - Class B Plan                             638         9,198          4.48%

Distribution Expenses for each class as presented in the Statement of Operations for the six months ended September 30, 2002 were as follows:

                                          INVESTOR     CLASS     CLASS     CLASS      CLASS
FUND                                         CLASS         A         B         C          K
--------------------------------------------------------------------------------------------
Energy Fund                             $  384,137   $ 7,867   $ 1,899   $54,205   $    192
Financial Services Fund                  1,301,474     3,827     2,268    72,642      2,331
Gold & Precious Metals Fund                145,196     1,386     1,002    10,364         --
Health Sciences Fund                     1,545,174     1,554     1,129    47,619      5,033
Leisure Fund                               857,424    19,522    16,129    88,152    136,043
Real Estate Opportunity Fund                31,967       397       204     5,376         --
Technology Fund                          1,572,037     2,217       308    47,372     49,447
Telecommunications Fund                    495,431       349        45    17,625      1,508
Utilities Fund                             120,883       195       638     5,105         --

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Transfer agent fees for each class as presented in the Statement of Operations for the six months ended September 30, 2002 were as follows:

                            INSTITUTIONAL     INVESTOR     CLASS    CLASS     CLASS     CLASS
FUND                                CLASS        CLASS         A        B         C         K
----------------------------------------------------------------------------------------------
Energy Fund                            --   $  713,416   $ 3,512   $  619   $26,203   $    775
Financial Services Fund                --    1,667,012     3,058      666    34,471      2,303
Gold & Precious Metals Fund            --      310,435     1,888      118     4,693         --
Health Sciences Fund                   --    2,262,322     1,689      353    50,854      7,615
Leisure Fund                           --    1,263,799    11,638    4,463    40,925    314,188
Real Estate Opportunity Fund           --       97,141       542       66     4,415         --
Technology Fund                $1,008,764    4,268,295     1,974      148    75,490    142,261
Telecommunications Fund                --    2,805,126       227       41    53,563      5,390
Utilities Fund                         --      286,644       143      101     6,643         --

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Funds. Effective June 1, 2002, IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended September 30, 2002, total fees and expenses voluntarily absorbed were as follows:

                            INSTITUTIONAL     INVESTOR     CLASS   CLASS      CLASS     CLASS
FUND                                CLASS        CLASS        A        B          C         K
--------------------------------------------------------------------------------------------
Energy Fund                            --   $        0   $     0   $   23   $ 6,095   $  1,169
Financial Services Fund                --            0       968      186         0        440
Gold & Precious Metals Fund            --            0         0        0         0         --
Health Sciences Fund                   --            0       605       83    10,857          0
Leisure Fund                           --            0       345      358         0    222,771
Real Estate Opportunity Fund           --       87,751       283       42     3,794         --
Technology Fund                $        0            0       185       52    31,391     91,987
Telecommunications Fund                --    1,630,296         0      271    50,701      3,260
Utilities Fund                         --      267,403        65      128     7,472         --

As of the six months ended September 30, 2002, the reimbursement that may potentially be made by the Funds to IFG and that will expire during the six months ended September 30, 2005, are as follows:

                            INSTITUTIONAL     INVESTOR     CLASS    CLASS     CLASS      CLASS
FUND                                CLASS        CLASS         A        B         C          K
----------------------------------------------------------------------------------------------
Energy Fund                            --   $        0   $     0   $   23   $ 6,095   $  1,169
Financial Services Fund                --            0       968      186         0        440
Gold & Precious Metals Fund            --            0         0        0         0         --
Health Sciences Fund                   --            0       605       83    10,857          0
Leisure Fund                           --            0       345      358         0    222,771
Real Estate Opportunity Fund           --       63,754       283       43     2,993         --
Technology Fund                $        0            0       185       52    31,391     91,987
Telecommunications Fund                --    1,302,771         0      271    40,054      2,917
Utilities Fund                         --      184,262        65      128     5,605         --

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended September 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                             PURCHASES           SALES
--------------------------------------------------------------------------------
Energy Fund                                      $216,528,009    $  268,164,353
Financial Services Fund                           304,306,558       471,745,268
Gold & Precious Metals Fund                        45,033,836        38,185,882
Health Sciences Fund                              953,145,788     1,239,298,431
Leisure Fund                                       93,117,614       100,386,488
Real Estate Opportunity Fund                       34,782,933        28,983,889
Technology Fund                                 1,255,295,016     1,443,833,983
Telecommunications Fund                           198,266,029       269,160,977
Utilities Fund                                     31,499,639        40,513,468

There were no purchases or sales of U.S. Government Securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Funds' officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended September 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                        UNFUNDED
                                        PENSION          ACCRUED        PENSION
FUND                                   EXPENSES    PENSION COSTS      LIABILITY
--------------------------------------------------------------------------------
Energy Fund                         $     4,567       $        0     $   24,949
Financial Services Fund                  15,139                0        110,331
Gold & Precious Metals Fund               1,105                0         21,331
Health Sciences Fund                     20,986                0        141,212
Leisure Fund                              8,275                0         40,631
Real Estate Opportunity Fund                231                0          2,128
Technology Fund                          19,376                0        206,938
Telecommunications Fund                   1,889                0         60,853
Utilities Fund                            1,605                0         18,948

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended September 30, 2002, in which the issuer was an affiliate of the Fund, is as follows:

                                                                           REALIZED
                                                                         GAIN (LOSS)
                                PURCHASES                SALES                   ON
                           -------------------------------------------   INVESTMENT    VALUE AT
AFFILIATE                  SHARES      COST       SHARES      PROCEEDS   SECURITIES   9/30/2002
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                         --        --   21,028,775   $21,028,775           --          --

TELECOMMUNICATIONS FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                     33,377   $33,377   11,935,930    11,935,930           --          --

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of September 30, 2002, Energy, Gold & Precious Metals, Health Sciences, Leisure, Technology and Telecommunications Funds have on loan securities valued at $6,863,000, $15,394,375, $14,400, $16,452,673, $1,335,979 and $29,245,487,
respectively. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. During the six months ended September 30, 2002, there were no such securities lending arrangements for the Financial Services and Real Estate Opportunity Funds.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2002, Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Real Estate Opportunity, Technology and Telecommunications Funds borrowed cash at a weighted average rate ranging from 1.96% to 2.01% and interest expenses amounted to $2,334, $1,075, $1,307, $29,567, $60, $67, $7,740
and $3,044, respectively. During that same period, Energy, Health Sciences and Technology Funds lent cash at a weighted average rate ranging from 1.95% to 2.02% and interest income amounted $377, $2,134, and $7,956, respectively. During the six months ended September 30, 2002, there were no such borrowings and/or lendings for the Utilities Fund.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended September 30, 2002, Financial Services and Technology Funds borrowed cash at a weighted average rate of 2.31%, and interest expenses amounted to $450 and $7,870, respectively. During the six months ended September 30, 2002 there were no such borrowing for Energy, Gold & Precious Metals, Health Sciences, Leisure, Real Estate Opportunity, Telecommunications and Utilities Funds.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at the time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC fee. The CDSC fee may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the six months ended September 30, 2002, the Distributor received the following CDSC fees from Class A, Class B and Class C shareholders:

FUND                                   CLASS A       CLASS B        CLASS C
Energy Fund                        $         0    $    1,002     $    4,336
Financial Services Fund                      0           482         10,693
Gold & Precious Metals Fund                  0             0            413
Health Sciences Fund                         0             0          9,438
Leisure Fund                                 0         3,596          9,553
Real Estate Opportunity Fund                 0           237            345
Technology Fund                              0           250          5,798
Telecommunications Fund                      0             0         17,785
Utilities Fund                               0             0            562

NOTE 9 -- SHARE INFORMATION. Changes in fund share transactions during the six months ended September 30, 2002 and the year/period ended March 31, 2002, were as follows:

                                            ENERGY FUND          FINANCIAL SERVICES FUND       GOLD & PRECIOUS METALS FUND
                                   SIX MONTHS           YEAR     SIX MONTHS          YEAR       SIX MONTHS            YEAR
                                        ENDED          ENDED          ENDED         ENDED            ENDED           ENDED
                                 SEPTEMBER 30      MARCH  31   SEPTEMBER 30      MARCH 31     SEPTEMBER 30        MARCH 31
---------------------------------------------------------------------------------------------------------------------------
                                         2002           2002           2002          2002             2002            2002
                                      (Note 1)                      (Note 1)                      (Note 1)
                                    UNAUDITED                     UNAUDITED                     UNAUDITED
Shares Sold
  Investor Class                    7,825,286     33,986,047     53,493,164     52,167,572      76,925,983     141,069,920
  Class A                             496,624             --        171,260             --       1,261,845              --
  Class B                              42,596             --         29,143             --         210,634              --
  Class C                             603,761      1,099,872        590,448        981,786       3,640,447       1,500,683
  Class K                               8,619          2,143         15,426         64,647              --              --
Shares Issued from
  Reinvestment of Distributions
     Investor Class                         0              0              0      2,638,995               0               0
     Class C                                0              0              0         27,003               0               0
     Class K                                0              0              0          2,787              --              --
===========================================================================================================================
                                    8,976,886     35,088,062     54,299,441     55,882,790      82,038,909     142,570,603
Shares Repurchased
  Investor Class                  (10,572,779)   (37,979,338)   (60,540,873)   (58,464,938)    (77,143,746)   (140,424,339)
  Class A                            (116,587)            --        (30,565)            --        (590,624)             --
  Class B                              (1,209)            --           (394)            --            (754)             --
  Class C                            (679,868)      (895,102)      (678,208)      (829,034)     (3,025,832)     (1,325,678)
  Class K                              (2,329)          (170)        (3,276)       (30,145)             --               0
===========================================================================================================================
                                  (11,372,772)   (38,874,610)   (61,253,316)   (59,324,117)    (80,760,956)   (141,750,017)
NET INCREASE
  (DECREASE) IN
  FUND SHARES                      (2,395,886)    (3,786,548)    (6,953,875)    (3,441,327)      1,277,953         820,586
===========================================================================================================================

                                     HEALTH SCIENCES FUND               LEISURE FUND       REAL ESTATE OPPORTUNITY FUND
                                   SIX MONTHS           YEAR     SIX MONTHS          YEAR     SIX MONTHS           YEAR
                                        ENDED          ENDED          ENDED         ENDED          ENDED          ENDED
                                 SEPTEMBER 30       MARCH 31   SEPTEMBER 30      MARCH 31   SEPTEMBER 30       MARCH 31
------------------------------------------------------------------------------------------------------------------------
                                         2002           2002           2002          2002           2002            2002
                                      (Note 1)                      (Note 1)      (Note 1)       (Note 1)
                                    UNAUDITED                     UNAUDITED                    UNAUDITED
Shares Sold
  Investor Class                   41,654,646     57,443,476      3,541,031    19,352,726      3,423,895      8,923,885
  Class A                              68,272             --        600,636            --        175,849             --
  Class B                               9,845             --        182,549            --          9,225             --
  Class C                             910,606      9,130,105        987,059     1,453,013        326,395        908,498
  Class K                              16,328         71,569        493,447     1,628,033             --             --
Shares Issued from
  Reinvestment of Distributions
     Investor Class                         0         10,932              0       178,618         61,145        116,421
     Class A                                0             --              0            --            943             --
     Class B                                0             --              0            --            122             --
     Class C                                0            152              0         2,249          1,850          2,433
     Class K                                0             20              0             0             --             --
========================================================================================================================
                                   42,659,697     66,656,254      5,804,722    22,614,639      3,999,424      9,951,237
Shares Repurchased
  Investor Class                  (45,921,654)   (60,958,816)    (5,385,388)  (15,369,925)    (2,748,381)   (10,471,115)
  Class A                              (9,470)            --        (58,508)           --        (99,227)            --
  Class B                                 (43)            --         (4,806)           --           (780)            --
  Class C                          (1,063,119)    (9,026,936)      (856,849)     (318,624)    (1,038,382)    (1,038,382)
  Class K                             (11,552)       (20,420)      (262,428)      (31,768)            --             --
========================================================================================================================
                                  (47,005,838)   (70,006,172)    (6,567,979)  (16,577,448)    (3,167,012)   (11,509,497)
NET INCREASE
  (DECREASE) IN
  FUND SHARES                      (4,346,141)    (3,349,918)      (763,257)    6,037,191        832,412     (1,558,260)
========================================================================================================================

                                          TECHNOLOGY FUND         TELECOMMUNICATIONS FUND                UTILITIES FUND
                                   SIX MONTHS           YEAR     SIX MONTHS           YEAR      SIX MONTHS            YEAR
                                        ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                 SEPTEMBER 30       MARCH 31   SEPTEMBER 30       MARCH 31    SEPTEMBER 30        MARCH 31
---------------------------------------------------------------------------------------------------------------------------
                                         2002           2002           2002           2002            2002            2002
                                      (Note 1)                      (Note 1)                       (Note 1)
                                    UNAUDITED                     UNAUDITED                      UNAUDITED
Shares Sold
  Institutional Class               7,691,335     31,869,203             --             --              --              --
  Investor Class                  145,223,955    139,817,995     61,957,869    113,031,996       4,794,063      10,812,169
  Class A                             335,316             --         53,907             --          40,850              --
  Class B                               7,346             --          1,548             --          25,747              --
  Class C                             325,834      3,082,019        470,746     19,484,375         323,899         679,313
  Class K                             403,117      1,038,923         32,035         77,229              --              --
Shares Issued from
  Reinvestment of Distributions
     Investor Class                         0              0              0              0         149,395         154,281
     Class A                                0             --              0             --             200              --
     Class B                                0             --              0             --              39              --
     Class C                                0              0              0              0             792              50
===========================================================================================================================
                                  153,986,903    175,808,140     62,516,105    132,593,600       5,334,985      11,645,813
Shares Repurchased
  Institutional Class             (11,232,944)   (26,698,958)            --             --              --              --
  Investor Class                 (155,362,618)  (139,766,344)   (70,514,058)  (128,834,470)     (6,927,288)    (13,656,118)
  Class A                            (246,880)            --         (2,973)            --         (10,453)             --
  Class B                                (174)            --              0             --               0              --
  Class C                            (591,944)    (2,897,877)    (1,011,348)   (19,131,108)       (406,383)       (732,739)
  Class K                            (216,591)      (140,570)       (26,617)        (7,033)             --              --
===========================================================================================================================
                                 (167,651,151)  (169,503,749)   (71,554,996)  (147,972,611)     (7,344,124)    (14,388,857)
NET INCREASE
  (DECREASE) IN
  FUND SHARES                     (13,664,248)     6,304,391     (9,038,891)   (15,379,011)     (2,009,139)     (2,743,044)
===========================================================================================================================

FINANCIAL HIGHLIGHTS

ENERGY FUND-- INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS                             PERIOD
                                                   ENDED                              ENDED
                                            SEPTEMBER 30     YEAR ENDED MARCH 31   MARCH 31              YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
                                                    2002       2002        2001        2000(a)        1999        1998       1997
                                               UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period      $   19.26      $   19.73   $   17.40   $   13.68      $   11.30  $    19.38  $   15.03
==================================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)(c)               (0.05)          (0.07)      (0.08)      (0.00)         (0.00)       0.00       0.06
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (3.76)          (0.40)       3.84        3.72           2.39       (5.04)      5.56
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (3.81)         (0.47)       3.76        3.72           2.39       (5.04)      5.62
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.00           0.00        1.43        0.00           0.01        3.04       1.27
==================================================================================================================================
Net Asset Value-- End of Period            $   15.45      $   19.26   $   19.73   $   17.40      $   13.68  $    11.30  $   19.38

TOTAL RETURN                                 (19.78%)(d)     (2.38%)      23.09%     27.19%(d)      21.19%     (28.51%)    40.65%

RATIOS
Net Assets-- End of Period ($000 Omitted)  $ 244,967      $ 358,439   $ 445,845   $ 221,432      $ 196,136  $  137,455  $ 319,651
Ratio of Expenses to Average Net Assets(e)     0.83%(d)       1.53%       1.41%       1.60%(f)       1.68%       1.58%      1.21%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                       (0.25%)(d)     (0.34%)     (0.35%)     (0.26%)(f)     (0.05%)      0.01%      0.39%
Portfolio Turnover Rate                          69%(d)        144%        166%        109%(d)        279%        192%       249%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2002 and 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended March 31, 2000 and the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Annualized

FINANCIAL HIGHLIGHTS
ENERGY FUND-- CLASS A & CLASS B
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               CLASS A                 CLASS B
                                                            SIX MONTHS              SIX MONTHS
                                                                 ENDED                   ENDED
                                                          SEPTEMBER 30            SEPTEMBER 30
--------------------------------------------------------------------------------------------------
                                                                  2002(a)                 2002(a)
                                                             UNAUDITED               UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                     $      19.26              $    19.26
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                                           (0.00)                  (0.04)
Net Losses on Securities (Both Realized and Unrealized)          (3.79)                  (3.82)
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                 (3.79)                  (3.86)
==================================================================================================
Net Asset Value -- End of Period                          $      15.47              $    15.40

TOTAL RETURN(c)                                                 (19.68%)(d)             (20.04%)(d)

RATIOS
Net Assets-- End of Period ($000 Omitted)                 $      5,878              $      637
Ratio of Expenses to Average Net Assets(e)(f)                     0.70%(c)                1.19%(c)
Ratio of Net Investment Loss to Average Net Assets(f)            (0.02%)(c)              (0.45%)(c)
Portfolio Turnover Rate                                          69%(c)                  69%(c)

(a) Class commenced operations on April 1, 2002.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis.
(c) The applicable sales charges for Class A or CDSC fees for Class B are not included in the
    Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of Class B were voluntarily absorbed by IFG for the six months ended
    September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.20% and ratio of net investment loss to average net assets would have been (0.46%).

FINANCIAL HIGHLIGHTS
ENERGY FUND-- CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS                                    PERIOD
                                                         ENDED                                     ENDED
                                                  SEPTEMBER 30           YEAR ENDED MARCH 31    MARCH 31
-------------------------------------------------------------------------------------------------------------
                                                          2002            2002         2001         2000(a)
                                                     UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period               $    18.98      $    19.58   $    17.39   $    14.35
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                      (0.13)          (0.07)       (0.05)       (0.01)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                         (3.68)          (0.53)        3.67         3.05
=============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         (3.81)          (0.60)        3.62         3.04
=============================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                          0.00            0.00         1.43         0.00
=============================================================================================================
Net Asset Value -- End of Period                    $    15.17      $    18.98   $    19.58   $    17.39
=============================================================================================================

TOTAL RETURN(c)                                        (20.07%)(d)      (3.06%)      22.35%       21.11%(d)

RATIOS
Net Assets-- End of Period ($000 Omitted)           $    8,693      $   12,324   $    8,704   $       16
Ratio of Expenses to Average Net Assets(e)(f)            1.18%(d)        2.27%        2.05%        2.05%(g)
Ratio of Net Investment Loss to Average Net Assets(f)   (0.60%)(d)      (1.08%)      (1.10%)      (1.11%)(g)
Portfolio Turnover Rate                                    69%(d)         144%         166%         109%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30,
    2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.23% and ratio of net investment loss to average net assets would have been (0.65%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March
    31, 2000.

ENERGY FUND-- CLASS K
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SIX MONTHS            YEAR       PERIOD
                                                                          ENDED           ENDED        ENDED
                                                                   SEPTEMBER 30        MARCH 31     MARCH 31
------------------------------------------------------------------------------------------------------------------
                                                                           2002            2002         2001(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                                $    17.98       $   19.62    $   16.76
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                       (0.11)          (0.05)       (0.15)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)        (3.57)          (1.59)        3.01
==================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          (3.68)          (1.64)        2.86
==================================================================================================================
Net Asset Value -- End of Period                                     $    14.30       $   17.98    $   19.62
==================================================================================================================

TOTAL RETURN                                                            (20.47%)(c)      (8.36%)      17.06%(c)

RATIOS
Net Assets-- End of Period ($000 Omitted)                            $      119       $      37    $       1
Ratio of Expenses to Average Net Assets(d)(e)                             1.36%(c)       11.62%        3.11%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                    (0.68%)(c)     (10.45%)      (2.34%)(f)
Portfolio Turnover Rate                                                     69%(c)         144%        166%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the six months ended September 30, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.74%
    and ratio of net investment loss to average net assets would have been (2.06%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

FINANCIAL SERVICES FUND -- INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS                                     PERIOD
                                              ENDED                                      ENDED
                                       SEPTEMBER 30       YEAR ENDED MARCH 31         MARCH 31            YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                               2002            2002          2001         2000(a)       1999        1998        1997
                                          UNAUDITED

PER SHARE DATA
Net Asset Value-- Beginning of Period      $  28.22     $     28.88   $     27.13   $    29.73    $    28.45  $    29.14  $   22.94
====================================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                          0.04            0.07          0.10         0.03          0.08        0.25       0.28
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (6.26)           0.94          2.97         0.05          3.52        3.01       8.14
====================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                  (6.22)           1.01          3.07         0.08          3.60        3.26       8.42
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS               0.00            1.67          1.32         2.68          2.32        3.95       2.22
====================================================================================================================================
Net Asset Value-- End of Period            $  22.00     $     28.22      $  28.88   $    27.13    $    29.73  $    28.45  $   29.14
====================================================================================================================================

TOTAL RETURN                                 22.04%(b)        3.82%        11.25%        0.60%(b)     13.52%       1.76%     39.80%

RATIOS
Net Assets-- End of Period ($000 Omitted)  $806,861     $ 1,234,230   $ 1,368,583   $1,133,350    $1,242,555  $1,417,655 $1,113,255
Ratio of Expenses to Average Net Assets(c)    0.68%(b)        1.27%         1.25%        1.29%(d)      1.26%       1.05%      0.99%
Ratio of Net Investment Income
  to Average Net Assets                       0.13%(b)        0.24%         0.36%        0.25%(d)      0.25%       0.85%      1.19%
Portfolio Turnover Rate                         30%(b)          81%           99%          38%(b)        83%         52%        96%

(a) From November 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(d) Annualized

FINANCIAL SERVICES FUND -- CLASS A & CLASS B
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          CLASS A                 CLASS B
                                                                       SIX MONTHS              SIX MONTHS
                                                                            ENDED                   ENDED
                                                                     SEPTEMBER 30            SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------
                                                                             2002(a)                 2002(a)
                                                                        UNAUDITED               UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                                $      28.22            $      28.22
==============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                                 0.03                   (0.03)
Net Losses on Securities (Both Realized and Unrealized)                     (6.25)                  (6.15)
==============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                            (6.22)                  (6.18)
==============================================================================================================
Net Asset Value -- End of Period                                     $      22.00            $      22.04
==============================================================================================================

TOTAL RETURN(b)                                                           (22.04%)(c)             (21.90%)(c)

RATIOS
Net Assets-- End of Period ($000 Omitted)                            $      3,096            $        634
Ratio of Expenses to Average Net Assets(d)(e)                               0.67%(c)                1.07%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets(e)              0.19%(c)               (0.22%)(c)
Portfolio Turnover Rate                                                       30%(c)                  30%(c)

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by IFG for the six months ended September 30,
    2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.71% for Class A and 1.11% for Class B and ratio of net investment income (loss) to average net assets would have been 0.15% for Class A and (0.26%) for Class B.

FINANCIAL SERVICES FUND -- CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS                                       PERIOD
                                                                      ENDED                                        ENDED
                                                               SEPTEMBER 30             YEAR ENDED MARCH 31     MARCH 31
----------------------------------------------------------------------------------------------------------------------------
                                                                       2002              2002           2001        2000(a)
                                                                  UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                         $       27.89     $       28.72  $       27.06  $    23.66
============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                                       (0.14)            (0.10)         (0.09)       0.00
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                      (6.13)             0.87           3.05        3.48
============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      (6.27)             0.77           2.96        3.48
============================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                       0.00              1.60           1.30        0.08
============================================================================================================================
Net Asset Value-- End of Period                               $       21.62     $       27.89  $       28.72  $    27.06
============================================================================================================================

TOTAL RETURN(d)                                                     (22.48%)(e)         2.98%         10.87%      14.72%(e)

RATIOS
Net Assets-- End of Period ($000 Omitted)                     $      11,190        $   16,880  $      12,221  $      138
Ratio of Expenses to Average Net Assets(f)                            1.18%(e)          2.07%          1.85%       1.63%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets          (0.37%)(e)        (0.57%)        (0.31%)      0.39%(g)
Portfolio Turnover Rate                                                 30%(e)            81%            99%         38%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d) The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

FINANCIAL SERVICES FUND -- CLASS K
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS              YEAR         PERIOD
                                                                      ENDED             ENDED          ENDED
                                                               SEPTEMBER 30          MARCH 31       MARCH 31
-----------------------------------------------------------------------------------------------------------------
                                                                       2002              2002           2001(a)
                                                                  UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                         $       27.69     $       28.67  $       29.35
=================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                   (0.02)            (0.03)         (0.17)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                      (6.14)             0.90          (0.38)
=================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      (6.16)             0.87          (0.55)
=================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                       0.00              1.85           0.13
=================================================================================================================
Net Asset Value-- End of Period                               $       21.53     $       27.69  $       28.67
=================================================================================================================

TOTAL RETURN                                                        (22.25%)(c)         3.38%         (1.97%)(c)

RATIOS
Net Assets-- End of Period ($000 Omitted)                     $       1,065     $       1,033  $           1
Ratio of Expenses to Average Net Assets(d)(e)                         0.91%(c)          1.63%          3.35%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                (0.09%)(c)        (0.12%)        (1.80%)(f)
Portfolio Turnover Rate                                                 30%(c)            81%            99%(g)

(a) From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) The per share information was computed based on average shares for the six months ended September 30, 2002 and the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.95% and ratio of net investment loss to average net assets would have been (0.13%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS                                 PERIOD
                                              ENDED                                  ENDED
                                       SEPTEMBER 30        YEAR ENDED MARCH 31    MARCH 31                 YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                               2002          2002       2001         2000(a)           1999          1998      1997
                                          UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period      $   2.29     $    1.43  $    1.60    $    1.83       $      1.90    $     3.21  $   8.00
====================================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Loss                           (0.01)        (0.01)     (0.01)       (0.01)            (0.03)         0.01     (0.02)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)               0.21          0.87      (0.12)       (0.22)            (0.04)        (1.29)    (2.62)
====================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                   0.20          0.86      (0.13)       (0.23)            (0.07)        (1.28)    (2.64)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS               0.00          0.00       0.04         0.00              0.00          0.03      2.15
====================================================================================================================================
Net Asset Value -- End of Period           $   2.49     $    2.29  $    1.43    $    1.60       $      1.83    $     1.90  $   3.21
====================================================================================================================================

TOTAL RETURN                                   8.73%(c)     60.14%     (8.38%)     (12.58%)(c)        (3.68%)     (39.98%)  (44.38%)

RATIOS
Net Assets-- End of Period ($000 Omitted)  $113,482     $     104  $  64,429    $  81,470       $    99,753    $  107,249  $151,085
Ratio of Expenses to Average Net Assets(d)     0.91%(c)      2.10%      2.34%        2.08%(e)          2.20%         1.90%    1.47%
Ratio of Net Investment Loss
  to Average Net Assets                                 (0.29%)(c)     (0.99%)      (0.76%)(e)       (1.60%)       (0.93%)   (0.41%)
Portfolio Turnover Rate                          37%(c)        46%        90%          37%(c)          141%          133%      148%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001 and the years ended October 31,
    1999 and 1997.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(e) Annualized

GOLD & PRECIOUS METALS FUND -- CLASS A & CLASS B
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              CLASS A             CLASS B
                                                           SIX MONTHS          SIX MONTHS
                                                                ENDED               ENDED
                                                         SEPTEMBER 30        SEPTEMBER 30
---------------------------------------------------------------------------------------------
                                                                 2002(a)             2002(a)
                                                            UNAUDITED           UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                    $       2.29          $     2.29
=============================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                                          (0.00)              (0.00)
Net Gains on Securities (Both Realized and Unrealized)           0.20                0.19
=============================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                 0.20                0.19
=============================================================================================
Net Asset Value -- End of Period                         $       2.49          $     2.48
=============================================================================================

TOTAL RETURN(c)                                                 8.73%(d)            8.30%(d)

RATIOS
Net Assets-- End of Period ($000 Omitted)                $                     $      521
Ratio of Expenses to Average Net Assets(e)                      0.93%(d)            1.16%(d)
Ratio of Net Investment Loss to Average Net Assets             (0.20%)(d)          (0.29%)(d)
Portfolio Turnover Rate                                           37%(d)              37%(d)

(a) Class commenced operations on April 1, 2002.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis.
(c) The applicable sales charges for Class A or CDSC fees for Class B are not included in the
    Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

GOLD & PRECIOUS METALS FUND -- CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT PERIOD)

                                                                       SIX MONTHS                                     PERIOD
                                                                            ENDED                                      ENDED
                                                                     SEPTEMBER 30           YEAR ENDED MARCH 31     MARCH 31
---------------------------------------------------------------------------------------------------------------------------------
                                                                             2002             2002         2001         2000(a)
                                                                        UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                               $       2.42       $     1.53    $    1.60    $    1.75
=================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                                                      (0.02)           (0.07)       (0.01)       (0.00)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)           0.23             0.96        (0.02)       (0.15)
=================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                             0.21             0.89        (0.03)       (0.15)
=================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                             0.00             0.00         0.04         0.00
=================================================================================================================================
Net Asset Value-- End of Period                                      $       2.63       $     2.42    $    1.53    $    1.60
=================================================================================================================================

TOTAL RETURN(d)                                                             8.26%(e)        58.17%       (1.95%)       8.57%(e)

RATIOS
Net Assets-- End of Period ($000 Omitted)                            $      2,171       $      515    $      57    $       1
Ratio of Expenses to Average Net Assets(f)                                  1.29%(e)         3.33%        3.38%        3.54%(g)
Ratio of Net Investment Loss to Average Net Assets                         (0.65%)(e)       (1.67%)      (1.41%)      (0.82%)(g)
Portfolio Turnover Rate                                                       37%(e)           46%          90%          37%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d) The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

HEALTH SCIENCES FUND -- INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS                                    PERIOD
                                                ENDED                                     ENDED
                                         SEPTEMBER 30          YEAR ENDED MARCH 31     MARCH 31              YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                 2002           2002          2001         2000(a)        1999       1998       1997
                                            UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period     $    47.56     $    45.78    $    55.52   $    58.39     $    62.12  $   57.50   $  55.24
====================================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)                    (0.18)         (0.38)        (0.12)       (0.06)          0.14        0.13      0.06
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (7.42)          2.18         (0.51)        3.53           5.02       13.55     10.85
====================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                    (7.60)          1.80         (0.63)        3.47           5.16       13.68     10.91
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00           0.02(c)       9.11         6.34           8.89        9.06      8.65
====================================================================================================================================
Net Asset Value -- End of Period           $    39.96     $    47.56    $    45.78   $    55.52     $    58.39  $    62.12  $  57.50
====================================================================================================================================

TOTAL RETURN                                  (15.98%)(d)       3.95        (4.12%)       6.30%(d)        8.44      28.58%    22.96%

RATIOS
Net Assets -- End of Period ($000 Omitted) $1,069,115     $1,475,313    $1,580,378   $1,622,624     $1,574,020  $1,328,196  $944,498
Ratio of Expenses to Average Net Assets(e)      0.70%(d)       1.31%         1.23%        1.18%(f)       1.22%       1.12%     1.08%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                        (0.39%)(d)      (0.75)       (0.20%)      (0.22%)(f)      0.07%       0.25%     0.11%
Portfolio Turnover Rate                           80%(d)        160%          177%         107%(d)        127%         92%      143%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2002 and 2001 and the period ended
    March 31, 2000.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Annualized

HEALTH SCIENCES FUND -- CLASS A & CLASS B
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               CLASS A            CLASS B
                                                            SIX MONTHS         SIX MONTHS
                                                                 ENDED              ENDED
                                                          SEPTEMBER 30       SEPTEMBER 30
-----------------------------------------------------------------------------------------------
                                                                  2002(a)            2002(a)
                                                             UNAUDITED          UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                    $      47.56         $    47.56
===============================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                              (0.07)             (0.18)
Net Losses on Securities (Both Realized and Unrealized)          (7.51)             (7.51)
===============================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                 (7.58)             (7.69)
===============================================================================================
Net Asset Value -- End of Period                          $      39.98         $    39.87
===============================================================================================

TOTAL RETURN(b)                                                (15.94%)(c)        (16.17%)(c)

RATIOS
Net Assets-- End of Period ($000 Omitted)                 $      2,351         $      391
Ratio of Expenses to Average Net Assets(d)(e)                    0.72%(c)           1.03%(c)
Ratio of Net Investment Loss to Average Net Assets(e)           (0.44%)(c)         (0.76%)(c)
Portfolio Turnover Rate                                            80%(c)             80%(c)

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the
    Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment
    Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by IFG for the six months ended
    September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.79% for Class A and 1.07% for Class B and the ratio of net investment loss to average net assets would have been (0.51%) for Class A and
    (0.80%) for Class B.

HEALTH SCIENCES FUND-- CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SIX MONTHS                                           PERIOD
                                                                          ENDED                                            ENDED
                                                                   SEPTEMBER 30                YEAR ENDED MARCH 31      MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2002               2002             2001         2000(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                                $    46.68       $      45.40     $      55.50   $    62.05
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                       (0.45)             (0.35)           (0.05)       (0.03)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)        (7.31)              1.65            (0.94)       (6.52)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          (7.76)              1.30            (0.99)       (6.55)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.00               0.02(c)          9.11         0.00
====================================================================================================================================
Net Asset Value -- End of Period                                     $    38.92       $      46.68     $      45.40   $    55.50
====================================================================================================================================

TOTAL RETURN(d)                                                         (16.62%)(e)          2.85%           (4.79%)     (10.56%)(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)                           $    7,316       $     15,892     $     10,767   $      470
Ratio of Expenses to Average Net Assets(f)(g)                             1.42%(e)           2.26%            2.03%        1.65%(h)
Ratio of Net Investment Loss to Average Net Assets(g)                    (1.09%)(e)         (1.70%)          (1.08%)      (0.54%)(h)
Portfolio Turnover Rate                                                     80%(e)            160%             177%         107%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the six months ended September 30, 2002 and the period ended
    March 31, 2000.
(c) Distribution was a tax return of capital.
(d) The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements, (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.54%, and the ratio of net investment loss to average net assets would have been (1.21%).
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

HEALTH SCIENCES FUND-- CLASS K
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    SIX MONTHS            YEAR           PERIOD
                                                                         ENDED           ENDED            ENDED
                                                                  SEPTEMBER 30        MARCH 31         MARCH 31
---------------------------------------------------------------------------------------------------------------------
                                                                          2002            2002             2001(a)
                                                                     UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                               $   46.98       $   45.43       $    55.84
=====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                      (0.28)          (0.48)           (0.22)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (7.34)           2.05           (10.19)
=====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         (7.62)           1.57           (10.41)
=====================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.00            0.02(c)          0.00
=====================================================================================================================
Net Asset Value-- End of Period                                      $   39.36       $   46.98       $    45.43
=====================================================================================================================

TOTAL RETURN                                                           (16.20%)(d)        3.42          (18.64%)(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                           $   2,203       $   2,405       $        1
Ratio of Expenses to Average Net Assets(e)                               0.98%(d)        1.71%            3.62%(f)
Ratio of Net Investment Loss to Average Net Assets                      (0.67%)(d)      (1.09%)          (2.75%)(f)
Portfolio Turnover Rate                                                    80%(d)         160%             177%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

LEISURE FUND-- INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS                               PERIOD
                                                 ENDED                                ENDED
                                          SEPTEMBER 30       YEAR ENDED MARCH 31   MARCH 31             YEAR ENDED OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
                                                  2002          2002       2001        2000(a)       1999       1998       1997
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period       $   38.95     $   37.13  $   47.12   $   43.21     $   27.92  $   27.21  $   22.89
================================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)(c)                  (0.13)        (0.03)     (0.00)      (0.13)        (0.00)     (0.00)      0.02
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (8.45)         2.21      (3.05)       7.27         17.20       3.69       4.96
================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                     (8.58)         2.18      (3.05)       7.14         17.20       3.69       4.98
================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                  0.00          0.36       6.94        3.23          1.91       2.98       0.66
================================================================================================================================
Net Asset Value -- End of Period             $   30.37     $   38.95  $   37.13   $   47.12     $   43.21  $   27.92  $   27.21
================================================================================================================================

TOTAL RETURN                                   (22.05%)(d)      6.01     (5.50%)     17.34%(d)     65.13%     15.16%     22.32%

RATIOS
Net Assets -- End of Period ($000 Omitted)   $ 567,183     $ 799,465  $ 607,428   $ 549,523     $ 443,348  $ 228,681  $ 216,616
Ratio of Expenses to Average Net Assets(e)       0.73%(d)      1.40%      1.36%       1.28%(f)      1.44%      1.41%      1.41%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                         (0.34%)(d)     (0.64)    (0.51%)     (0.65%)(f)    (0.68%)    (0.09%)     0.05%
Portfolio Turnover Rate                            12%(d)        27%        28%         23%(d)        35%        31%        25%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the years ended
    October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Annualized

LEISURE FUND-- CLASS A & CLASS B
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                CLASS A            CLASS B
                                                             SIX MONTHS         SIX MONTHS
                                                                  ENDED              ENDED
                                                           SEPTEMBER 30       SEPTEMBER 30
------------------------------------------------------------------------------------------------
                                                                   2002(a)            2002(a)
                                                              UNAUDITED          UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                    $       38.96       $      38.96
================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                               (0.06)             (0.12)
Net Losses on Securities (Both Realized and Unrealized)           (8.50)             (8.56)
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                  (8.56)             (8.68)
================================================================================================
Net Asset Value -- End of Period                          $       30.40       $      30.28
================================================================================================

TOTAL RETURN(b)                                                 (21.97%)(c)        (22.28%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                $      16,479       $      5,382
Ratio of Expenses to Average Net Assets(d)(e)                     0.69%(c)           1.07%(c)
Ratio of Net Investment Loss to Average Net Assets(e)            (0.30%)(c)         (0.68%)(c)
Portfolio Turnover Rate                                             12%(c)             12%(c)

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the
    Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by IFG for the six months ended
    September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.69% for Class A and 1.08% for Class B and ratio of net investment loss to average net assets would have been (0.30%) for Class A and (0.69%) for
    Class B.

LEISURE FUND-- CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SIX MONTHS                                    PERIOD
                                                                          ENDED                                     ENDED
                                                                   SEPTEMBER 30           YEAR ENDED MARCH 31    MARCH 31
------------------------------------------------------------------------------------------------------------------------------
                                                                           2002           2002           2001        2000(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                               $    38.29     $    36.80      $   47.09   $   45.51
==============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                       (0.22)         (0.17)         (0.13)      (0.02)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)        (8.37)          2.02          (3.22)       1.60
==============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          (8.59)          1.85          (3.35)       1.58
==============================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.00           0.36           6.94        0.00
==============================================================================================================================
Net Asset Value -- End of Period                                     $    29.70     $    38.29      $   36.80   $   47.09
==============================================================================================================================

TOTAL RETURN(c)                                                         (22.43%)(d)      5.10%         (6.18%)      3.47%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                           $   16,517     $   16,307      $   5,388          84
Ratio of Expenses to Average Net Assets(e)                                1.20%(d)       2.26%          2.08%       1.71%(f)
Ratio of Net Investment Loss to Average Net Assets                       (0.81%)(d)     (1.48%)        (1.08%)     (0.42%)(f)
Portfolio Turnover Rate                                                  12%(d)            27%            28%         23%(g)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

LEISURE FUND-- CLASS K
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    SIX MONTHS          PERIOD
                                                                         ENDED           ENDED
                                                                  SEPTEMBER 30        MARCH 31
---------------------------------------------------------------------------------------------------
                                                                          2002            2002(a)
                                                                     UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                                $  38.98        $  36.11
===================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                      (0.14)          (0.09)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (8.46)           2.96
===================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         (8.60)           2.87
===================================================================================================
Net Asset Value -- End of Period                                      $  30.38        $  38.98
===================================================================================================

TOTAL RETURN                                                            (22.06%)(c)      7.95%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                            $ 55,510        $ 62,226
Ratio of Expenses to Average Net Assets(d)(e)                            0.77%(c)        1.23%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                   (0.38%)(c)      (0.48%)(f)
Portfolio Turnover Rate                                                    12%(c)          27%(g)

(a) From December 17, 2001, since inception of Class, to March 31, 2002
(b) The per share information was computed based on average shares for the period ended March 31,
    2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended
    September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.14% and ratio of net investment loss to average net assets would have been (0.75%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2002.

REAL ESTATE OPPORTUNITY FUND -- INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS                             PERIOD                                PERIOD
                                                  ENDED                              ENDED                                 ENDED
                                           SEPTEMBER 30      YEAR ENDED MARCH 31  MARCH 31          YEAR ENDED JULY 31   JULY 31
------------------------------------------------------------------------------------------------------------------------------------
                                                   2002         2002      2001        2000(a)        1999        1998       1997(b)
                                              UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period         $   7.89     $   7.12  $   6.63    $   6.90       $   9.15    $  10.99   $  10.00
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                              0.13         0.24      0.26        0.27           0.33        0.38       0.22
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  (0.35)        0.78      0.48       (0.28)         (1.56)      (0.96)      0.99
====================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                      (0.22)        1.02      0.74       (0.01)         (1.23)      (0.58)      1.21
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                   0.15         0.25      0.25        0.26           1.02        1.26       0.22
====================================================================================================================================
Net Asset Value -- End of Period               $   7.52     $   7.89  $   7.12    $   6.63       $   6.90    $   9.15   $  10.99
====================================================================================================================================

TOTAL RETURN                                     (2.89%)(c)   14.67%    11.05%      (0.03%)(c)    (13.29%)     (6.49%)    12.24%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)     $ 24,929     $ 20,345  $ 28,546    $ 20,046       $ 17,406    $ 23,548   $ 36,658
Ratio of Expenses to Average Net Assets(d)(e)     0.81%(c)      1.61     1.60%       1.34%(f)       1.34%       1.22%      1.20%(f)
Ratio of Net Investment Income
  to Average Net Assets(e)                        1.81%(c)     3.58%     3.52%       5.54%(f)        4.23       3.53%      4.08%(f)
Portfolio Turnover Rate                            117%(c)      196%      338%(g)     272%(c)(g)     697%(g)     258%        70%(c)

(a) From August 1, 1999 to March 31, 2000.
(b) From January 1, 1997, commencement of investment operations, to July 31, 1997.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2002, the years ended
    March 31, 2002 and 2001, the period ended March 31, 2000, the years ended July 31, 1999 and 1998 and the period ended July 31,
    1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.15%, 2.25%,
    2.03%, 2.73% (annualized), 2.76%, 1.97% and 1.83% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.47%, 2.94%, 3.09%, 4.15% (annualized), 2.81%, 2.78% and 3.45% (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.

REAL ESTATE OPPORTUNITY FUND -- CLASS A & CLASS B
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             CLASS A         CLASS B
                                                          SIX MONTHS      SIX MONTHS
                                                               ENDED           ENDED
                                                        SEPTEMBER 30    SEPTEMBER 30
-----------------------------------------------------------------------------------------
                                                                2002(a)         2002(a)
                                                           UNAUDITED       UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                    $     7.89      $     7.89
=========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.10            0.09
Net Losses on Securities (Both Realized and Unrealized)        (0.35)          (0.36)
=========================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (0.25)          (0.27)
=========================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                0.16            0.14
=========================================================================================
Net Asset Value -- End of Period                          $     7.48      $     7.48
=========================================================================================

TOTAL RETURN(b)                                               (3.25%)(c)      (3.43%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                $      580      $       64
Ratio of Expenses to Average Net Assets(d)(e)                  0.94%(c)        1.19%(c)
Ratio of Net Investment Income to Average Net Assets(e)        2.03%(c)        1.72%(c)
Portfolio Turnover Rate                                         117%(c)         117%(c)

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment
    Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by IFG for the six months ended September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07% for Class A and 1.30% for
    Class B and ratio of net investment income to average net assets would have been
    1.90% for Class A and 1.61% for Class B.

REAL ESTATE OPPORTUNITY FUND -- CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                SIX MONTHS                              PERIOD
                                                                     ENDED                               ENDED
                                                              SEPTEMBER 30     YEAR ENDED MARCH 31    MARCH 31
--------------------------------------------------------------------------------------------------------------------
                                                                      2002          2002      2001       2000(a)
                                                                 UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                                7.95      $   7.10  $   6.62    $  6.58
====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                 0.06          0.14      0.20       0.08
Net Gains or (Losses) on Securities (Both Realized and Unrealized)   (0.31)         0.82      0.48       0.06
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     (0.25)         0.96      0.68       0.14
====================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                      0.07          0.11      0.20       0.10
====================================================================================================================
Net Asset Value -- End of Period                                      7.63      $   7.95  $   7.10    $  6.62
====================================================================================================================

TOTAL RETURN(b)                                                     (3.25%)(c)    13.69%    10.20%      2.10%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                             537      $    484  $  1,336    $   143
Ratio of Expenses to Average Net Assets(d)(e)                        1.19%(c)      2.37%     2.26%      1.77%(f)
Ratio of Net Investment Income to Average Net Assets(e)              1.58%(c)      2.72%     2.90%     19.13%(f)
Portfolio Turnover Rate                                               117%(c)       196%      338%(g)    272%(g)(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000
(b) The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2002, the years ended March 31, 2002 and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.54%, 2.72%, 2.26% and 2.04%
    (annualized), respectively, and ratio of net investment income to average net assets would have been 1.23%,
    2.37%, 2.90% and 18.86% (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

TECHNOLOGY FUND-- INSTITUTIONAL CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  SIX MONTHS                                 PERIOD       PERIOD
                                                                       ENDED                                  ENDED        ENDED
                                                                SEPTEMBER 30      YEAR ENDED MARCH 31      MARCH 31   OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                        2002           2002        2001        2000(a)      1999(b)
                                                                   UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                              $  30.93     $    35.98  $   102.55  $    58.43     $  33.85
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(c)
Net Investment Loss                                                    (0.04)         (0.16)      (0.06)      (0.04)       (0.16)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)    (15.59)         (4.89)     (63.87)      48.07        24.74
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      (15.63)         (5.05)     (63.93)      48.03        24.58
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                        0.00           0.00        2.64        3.91         0.00
====================================================================================================================================
Net Asset Value -- End of Period                                    $  15.30     $    30.93  $    35.98  $   102.55     $  58.43
====================================================================================================================================

TOTAL RETURN                                                         (50.53%)(d)    (14.04%)    (63.39%)     86.14%(d)    72.61%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                          $619,135     $1,360,738  $1,396,788  $4,453,520     $951,925
Ratio of Expenses to Average Net Assets(e)                             0.44%(d)       0.74%       0.58%       0.56%(f)     0.74%(f)
Ratio of Net Investment Loss to Average Net Assets                    (0.31%)(d)     (0.46%)     (0.08%)     (0.15%)(f)   (0.36%)(f)
Portfolio Turnover Rate                                                  62%(d)         79%         85%         28%(d)      143%(g)

(a) From November 1, 1999 to March 31, 2000.
(b) From December 22, 1998, since inception of Class, to October 31, 1999.
(c) The per share information was computed based on average shares for the year ended March 31, 2002 and the period ended October
    31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended October 31, 1999.

TECHNOLOGY FUND-- INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS                                 PERIOD
                                               ENDED                                  ENDED
                                        SEPTEMBER 30        YEAR ENDED MARCH 31    MARCH 31               YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                2002           2002        2001        2000(a)        1999        1998        1997
                                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period      $  30.41     $    35.60  $   101.92  $    58.17     $    28.07  $    35.97  $    34.23
====================================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income (Loss)(b)                (0.24)         (0.08)      (0.10)      (0.03)         (0.07)      (0.00)       0.13
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (15.19)         (5.11)     (63.58)      47.69          30.17       (1.45)       6.23
====================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                  (15.43)         (5.19)     (63.68)      47.66          30.10       (1.45)       6.36
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.00           0.00        2.64        3.91           0.00        6.45        4.62
====================================================================================================================================
Net Asset Value -- End of Period            $  14.98     $    30.41  $    35.60  $   101.92     $    58.17  $    28.07  $    35.97
====================================================================================================================================

TOTAL RETURN                                 (50.74%)(c)    (14.58%)    (63.54%)     85.87%(c)     107.23%      (2.47%)      20.71%

RATIOS
Net Assets -- End of Period ($000 Omitted)  $766,981     $1,865,251  $2,181,879  $5,034,087     $2,081,613  $1,008,771  $1,039,968
Ratio of Expenses to Average Net Assets(d)     0.85%(c)       1.37%       0.98%       0.88%(e)       1.20%       1.17%       1.05%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                       (0.73%)(c)      (1.08)     (0.47%)     (0.48%)(e)     (0.79%)     (0.49%)      0.41%
Portfolio Turnover Rate                          62%(c)         79%         85%         28%(c)        143%        178%        237%

(a) From November 1, 1999 to March 31, 2000.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(e) Annualized

TECHNOLOGY FUND -- CLASS A & CLASS B
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            CLASS A          CLASS B
                                                         SIX MONTHS       SIX MONTHS
                                                              ENDED            ENDED
                                                       SEPTEMBER 30      SEPTEMBER 30
------------------------------------------------------------------------------------------
                                                               2002(a)          2002(a)
                                                          UNAUDITED        UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                     $   30.41       $    30.41
==========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                           (0.08)           (0.08)
Net Losses on Securities (Both Realized and Unrealized)      (15.32)          (15.38)
==========================================================================================
TOTAL FROM INVESTMENT OPERATIONS                             (15.40)          (15.46)
==========================================================================================
Net Asset Value -- End of Period                          $   15.01       $    14.95
==========================================================================================

TOTAL RETURN(b)                                             (50.64%)(c)      (50.84%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                $   1,327       $      107
Ratio of Expenses to Average Net Assets(d)(e)                 0.71%(c)         1.10%(c)
Ratio of Net Investment Loss to Average Net Assets(e)        (0.57%)(c)       (0.96%)(c)
Portfolio Turnover Rate                                         62%(c)           62%(c)

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment
    Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by IFG for the six months ended September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.72% for Class A and 1.19% for Class B and ratio of net investment loss to average net assets would have been (0.58%) for
    Class A and (1.05%) for Class B.

TECHNOLOGY FUND-- CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS                              PERIOD
                                                                      ENDED                               ENDED
                                                               SEPTEMBER 30       YEAR ENDED MARCH 31  MARCH 31
--------------------------------------------------------------------------------------------------------------------
                                                                       2002           2002       2001      2000(a)
                                                                  UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                              $ 29.73       $  35.22   $ 101.85   $ 95.51
====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                   (0.63)         (0.22)     (0.18)    (0.15)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)   (14.55)         (5.27)    (63.81)     6.49
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     (15.18)         (5.49)    (63.99)     6.34
====================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                       0.00           0.00       2.64      0.00
====================================================================================================================
Net Asset Value -- End of Period                                    $ 14.55       $  29.73   $  35.22   $101.85
====================================================================================================================

TOTAL RETURN(c)                                                      (51.06%)(d)   (15.59%)   (63.89%)    6.63%(d)

RATIOS
Net Assets-- End of Period ($000 Omitted)                           $ 5,385       $ 18,910   $ 15,919   $ 2,970
Ratio of Expenses to Average Net Assets(e)(f)                         1.53%(d)       2.54%      1.86%     1.45%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                (1.41%)(d)     (2.26%)    (1.30%)   (1.03%)(g)
Portfolio Turnover Rate                                                 62%(d)         79%        85%       28%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.86%
    and ratio of net investment loss to average net assets would have been (1.74%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31,
    2000.

TECHNOLOGY FUND-- CLASS K
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS           YEAR     PERIOD
                                                                      ENDED          ENDED      ENDED
                                                               SEPTEMBER 30       MARCH 31   MARCH 31
----------------------------------------------------------------------------------------------------------
                                                                       2002           2002       2001(a)
                                                                  UNAUDITED
PER SHARE DATA
Net Asset Value  -- Beginning of Period                             $ 30.22       $  35.09   $  60.01
==========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                   (0.16)         (0.27)     (0.82)
Net Losses on Securities (Both Realized and Unrealized)              (15.16)         (4.60)    (24.10)
==========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     (15.32)         (4.87)    (24.92)
==========================================================================================================
Net Asset Value -- End of Period                                    $ 14.90       $  30.22   $  35.09
==========================================================================================================

TOTAL RETURN                                                         (50.69%)(c)   (13.85%)   (41.54%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                          $16,162       $ 27,147   $      1
Ratio of Expenses to Average Net Assets(d)(e)                         0.79%(c)       1.28%      5.18%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                (0.66%)(c)     (1.15%)    (4.67%)(f)
Portfolio Turnover Rate                                                 62%(c)         79%        85%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30,
    2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.21% and ratio of net investment loss to average net assets would have been (1.08%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

TELECOMMUNICATIONS FUND-- INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS                               PERIOD
                                                ENDED                                ENDED
                                         SEPTEMBER 30      YEAR ENDED MARCH 31    MARCH 31              YEAR ENDED JULY 31
----------------------------------------------------------------------------------------------------------------------------
                                                 2002         2002        2001        2000(a)        1999      1998     1997
                                            UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period       $  12.36     $  23.89  $    64.42  $    31.80     $    19.60  $  15.31  $ 12.43
=============================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)(c)                 (0.02)       (0.11)      (0.16)      (0.10)         (0.00)     0.01     0.06
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (4.91)      (11.42)     (38.91)      32.87          12.57      5.32     3.90
=============================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                    (4.93)      (11.53)     (39.07)      32.77          12.57      5.33     3.96
=============================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00         0.00        1.46        0.15           0.37      1.04     1.08
=============================================================================================================================
Net Asset Value -- End of Period             $   7.43     $  12.36  $    23.89  $    64.42     $    31.80  $  19.60  $ 15.31
=============================================================================================================================

TOTAL RETURN                                 (39.89%)(d)   (48.26%)    (61.42%)   103.25%(d)       65.52%    36.79%   33.93%

RATIOS
Net Assets -- End of Period ($000 Omitted)   $281,422     $573,969  $1,486,660  $4,125,890     $1,029,256  $276,577  $72,458
Ratio of Expenses to Average Net Assets(e)      0.92%(d)     1.70%       1.10%       0.99%(f)       1.24%     1.32%    1.69%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                        (0.18%)(d)    (0.57)     (0.32%)     (0.32%)(f)     (0.49%)   (0.16%)   0.56%
Portfolio Turnover Rate                           54%(d)       91%         61%         24%(d)         62%       55%      96%

(a) From August 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2002 and 2001 and the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Annualized

TELECOMMUNICATIONS FUND -- CLASS A & CLASS B
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             CLASS A           CLASS B
                                                          SIX MONTHS        SIX MONTHS
                                                               ENDED             ENDED
                                                        SEPTEMBER 30      SEPTEMBER 30
-------------------------------------------------------------------------------------------
                                                                2002(a)           2002(a)
                                                           UNAUDITED         UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                     $    12.36         $   12.36
===========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                            (0.00)(b)         (0.04)
Net Losses on Securities (Both Realized and Unrealized)        (4.92)            (4.92)
===========================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (4.92)            (4.96)
===========================================================================================
Net Asset Value -- End of Period                          $     7.44         $    7.40
===========================================================================================

TOTAL RETURN(d)                                              (39.81%)(d)       (40.13%)(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                $      379         $      11
Ratio of Expenses to Average Net Assets(e)                     0.81%(d)          1.34%(d)
Ratio of Net Investment Loss to Average Net Assets            (0.12%)(d)        (0.71%)(d)
Portfolio Turnover Rate                                          54%(d)            54%(d)

(a) Class commenced operations on April 1, 2002.
(b) Net Investment Loss aggregated less than $0.01.
(c) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment
    Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of Class B were voluntarily absorbed by IFG for the six months ended
    September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 4.37% and ratio of net investment loss to average net assets would have been (3.74%).

TELECOMMUNICATIONS FUND-- CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      SIX MONTHS                                   PERIOD
                                                                           ENDED                                    ENDED
                                                                    SEPTEMBER 30         YEAR ENDED MARCH 31     MARCH 31
------------------------------------------------------------------------------------------------------------------------------
                                                                            2002           2002         2001         2000(a)
                                                                       UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                                $    12.10     $    23.70    $   64.37   $    59.28
==============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                        (0.27)         (0.04)       (0.13)       (0.06)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         (4.59)        (11.56)      (39.08)        5.15
==============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           (4.86)        (11.60)      (39.21)        5.09
==============================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                            0.00           0.00         1.46         0.00
==============================================================================================================================
Net Asset Value -- End of Period                                      $     7.24     $    12.10    $   23.70   $    64.37
==============================================================================================================================

TOTAL RETURN(c)                                                          (40.17%)(d)    (48.95%)      (61.69)       8.59%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                            $    2,304     $   10,392    $  11,980   $    2,530
Ratio of Expenses to Average Net Assets(e)(f)                              1.36%(d)       2.60%        1.99%        1.49%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                     (0.52%)(d)     (1.52%)      (1.18%)      (0.86%)(g)
Portfolio Turnover Rate                                                     54%(d)          91%          61%          24%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses the Class were voluntarily absorbed by IFG for the six months ended September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.81% and ratio of net investment loss to average net assets would have been (1.97%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

TELECOMMUNICATIONS FUND-- CLASS K
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      SIX MONTHS           YEAR       PERIOD
                                                                           ENDED          ENDED        ENDED
                                                                    SEPTEMBER 30       MARCH 31     MARCH 31
------------------------------------------------------------------------------------------------------------------
                                                                            2002           2002         2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                $    12.30     $    23.80    $   36.43
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                        (0.03)         (0.15)       (0.19)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         (4.89)        (11.35)      (12.44)
==================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           (4.92)        (11.50)      (12.63)
==================================================================================================================
Net Asset Value -- End of Period                                      $     7.38     $    12.30    $   23.80
==================================================================================================================

TOTAL RETURN                                                             (40.00%)(c)    (48.32%)     (34.67%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                            $      559     $      864    $       1
Ratio of Expenses to Average Net Assets(d)(e)                              1.07%(c)       2.21%        2.30%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                     (0.34%)(c)     (1.32%)      (1.52%)(f)
Portfolio Turnover Rate                                                      54%(c)         91%          61%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangement (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2002, the year ended March 31, 2002 and the period ended March 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.56%, 2.42% and 3.38% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.83%), (1.53%) and
    (2.60%) (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

UTILITIES FUND-- INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS                           PERIOD
                                                    ENDED                            ENDED
                                             SEPTEMBER 30    YEAR ENDED MARCH 31  MARCH 31         YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------
                                                     2002        2002      2001       2000(a)     1999      1998     1997
                                                UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period          $   10.66    $  16.20  $  20.42   $  17.68    $  14.73  $  12.42    12.04
==========================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                                0.13        0.15      0.13       0.04        0.17      0.30     0.32
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (2.66)      (5.54)    (3.22)      3.95        3.20      2.56     1.25
==========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    (2.53)      (5.39)    (3.09)      3.99        3.37      2.86     1.57
==========================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                     0.14        0.15      1.13       1.25        0.42      0.55     1.19
==========================================================================================================================
Net Asset Value -- End of Period                $    7.99    $  10.66  $  16.20      20.42    $  17.68  $  14.73    12.42
==========================================================================================================================

TOTAL RETURN                                     (23.84)%(b)  (33.34%)  (15.18%)    23.99%(b)   23.22%    23.44%   14.37%

RATIOS
Net Assets -- End of Period ($000 Omitted)      $  77,536    $124,578  $232,877   $260,554    $223,334  $177,309  132,423
Ratio of Expenses to Average Net Assets(c)(d)       0.65%(b)     1.30      1.30%     1.24%(e)    1.26%     1.29%    1.22%
Ratio of Net Investment Income
  to Average Net Assets(d)                          1.31%(b)    1.09%      0.74%     0.50%(e)    1.02%     1.82%    2.74%
Portfolio Turnover Rate                               35%(b)      56%        49%       18%(b)      32%       47%      55%

(a) From November 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian and transfer agent fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2002, the years ended March 31, 2002 and 2001, the period ended March 31, 2000, and the years ended October 31, 1999, 1998 and 1997.
    If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.93%,
    1.57%, 1.40%, 1.33% (annualized), 1.43%, 1.36% and 1.27%, respectively, and ratio of net investment income to average net assets would have been 1.03%, 0.82%, 0.64%, 0.41% (annualized), 0.85%, 1.75% and 2.69%, respectively.
(e) Annualized

UTILITIES FUND -- CLASS A & CLASS B
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             CLASS A         CLASS B
                                                          SIX MONTHS       SIX MONTHS
                                                               ENDED           ENDED
                                                        SEPTEMBER 30    SEPTEMBER 30
-----------------------------------------------------------------------------------------
                                                                2002(a)         2002(a)
                                                           UNAUDITED       UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                     $    10.66      $    10.66
=========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.10            0.06
Net Losses on Securities (Both Realized and Unrealized)        (2.64)          (2.63)
=========================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (2.54)          (2.57)
=========================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                0.15            0.13
=========================================================================================
Net Asset Value-- End of Period                           $     7.97      $     7.96
=========================================================================================

TOTAL RETURN(b)                                              (23.91%)(c)     (24.22%)(c)

RATIOS
Net Assets-- End of Period ($000 Omitted)                 $      244      $      205
Ratio of Expenses to Average Net Assets(d)(e)                  0.75%(c)        1.15%(c)
Ratio of Net Investment Income to Average Net Assets(e)        1.37%(c)        0.86%(c)
Portfolio Turnover Rate                                          35%(c)          35%(c)

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment
    Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by IFG for the six months ended September 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.80% for Class A and 1.25% for
    Class B and the ratio of net investment income to average net assets would have been
    1.32% for Class A and 0.76% for Class B.

UTILITIES FUND-- CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        SIX MONTHS                                   PERIOD
                                                                             ENDED                                    ENDED
                                                                      SEPTEMBER 30         YEAR ENDED MARCH 31     MARCH 31
-----------------------------------------------------------------------------------------------------------------------------
                                                                              2002            2002        2001         2000(a)
                                                                         UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                                   $   10.63      $    16.08   $   20.40     $  19.91
===============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                                               0.07            0.03       (0.00)       (0.01)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)           (2.63)          (5.48)      (3.22)       0.52
===============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                             (2.56)          (5.45)      (3.22)        0.51
===============================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                              0.07            0.00        1.10         0.02
===============================================================================================================================
Net Asset Value -- End of Period                                         $    8.00      $    10.63   $   16.08     $  20.40
===============================================================================================================================

TOTAL RETURN(d)                                                            (24.10%)(e)     (33.87%)      (15.83%)     2.58%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)                               $     700      $    1,799   $   3,579     $    248
Ratio of Expenses to Average Net Assets(f)(g)                                1.03%(e)        2.04%       2.07%        1.83%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)               0.88%(e)        0.32%      (0.02%)      (0.32%)(h)
Portfolio Turnover Rate                                                        35%(e)          56%         49%          18%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(d) The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2002, the years ended
    March 31, 2002 and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.76%, 2.45%, 2.11% and 1.83% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.15%, (0.09%), (0.06%) and (0.32%) (annualized), respectively.
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

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